UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23161

Nushares ETF Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Diana R. Gonzalez

Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Funds
Exchange-Traded
Funds
Nuveen Exchange-Traded
April 30, 2024
Semi-Annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Fund Name
Listing Exchange
Ticker
Symbol
Nuveen ESG Dividend ETF
Cboe BZX Exchange, Inc. NUDV
Nuveen ESG Emerging Markets Equity ETF
Cboe BZX Exchange, Inc. NUEM
Nuveen ESG International Developed Markets Equity ETF
Cboe BZX Exchange, Inc. NUDM
Nuveen ESG Large-Cap ETF
Cboe BZX Exchange, Inc. NULC
Nuveen ESG Large-Cap Growth ETF
Cboe BZX Exchange, Inc. NULG
Nuveen ESG Large-Cap Value ETF
Cboe BZX Exchange, Inc. NULV
Nuveen ESG Mid-Cap Growth ETF
Cboe BZX Exchange, Inc. NUMG
Nuveen ESG Mid-Cap Value ETF
Cboe BZX Exchange, Inc. NUMV
Nuveen ESG Small-Cap ETF
Cboe BZX Exchange, Inc. NUSC
Nuveen Dividend Growth ETF
NYSE Arca NDVG
Nuveen Growth Opportunities ETF
NYSE Arca NUGO
Nuveen Small Cap Select ETF
NYSE Arca NSCS
Nuveen Winslow Large-Cap Growth ESG ETF
NYSE Arca NWLG

Table
of Contents
Important Notices 3
Risk Considerations 4
About the Funds’ Benchmarks 7
Fund Performance, Expense Ratios and Holdings Summaries 9
Expense Examples 36
Portfolios of Investments 40
Statement of Assets and Liabilities 86
Statement of Operations 89
Statement of Changes in Net Assets 92
Financial Highlights 99
Notes to Financial Statements 105
Shareholder Meeting Report 115
Additional Fund Information 116
Glossary of Terms Used in this Report 119
Liquidity Risk Management Program 120
Annual Investment Management Agreement Approval Process 121

Important Notices

Portfolio Manager Commentaries in Semi-annual Shareholder Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s October 31, 2023 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Fund Performance, Expense Ratios and Holdings
Summaries section within this report.
Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports (“Tailored Shareholder
Reports”). Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports to be prepared for these Funds will be for the reporting period ended October 31, 2024.
Events that Occurred Subsequent to the Reporting Period
Portfolio Manager Updates
Effective June 18, 2024, Lei Liao retired and is no longer a portfolio manager of the Funds listed below. Additionally, effective June 18, 2024, Nazar
Romanyak, CFA and Darren Tran, CFA have been added as portfolio managers of the Funds listed below.
Nuveen ESG Small-Cap ETF (NUSC)
Nuveen ESG Emerging Markets Equity ETF (NUEM)
Nuveen ESG Large-Cap Value ETF (NULV)
Nuveen ESG Large-Cap Growth ETF (NULG)
Nuveen ESG Mid-Cap Value ETF (NUMV)
Nuveen ESG Mid-Cap Growth ETF (NUMG)
Nuveen ESG International Developed Markets Equity ETF (NUDM)
Nuveen ESG Large-Cap ETF (NULC)
Nuveen ESG Dividend ETF (NUDV)

Risk Considerations
Nuveen ESG Dividend ETF (NUDV)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Dividend-paying stocks, such as those held by the Fund, are subject to market risk, concentration or sector risk, preferred security risk, and common stock risk. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen ESG Emerging Markets Equity ETF (NUEM)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. Due to the percentage weight within the base index, the Fund may at times be significantly invested in certain countries, such as China. Investing in China involves additional risks, including a reduction in growth if global or domestic demand for Chinese goods decreases significantly, pricing anomalies that may be connected to governmental influence, a lack of publicy-available information and/or social instability. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. A portfolio concentrated in a single industry sector or country may present more risk than a portfolio broadly diversified over several industries or countries. These and other risks, such as mid-cap stock risk, are described in the Fund’s prospectus.
Nuveen ESG International Developed Markets Equity ETF (NUDM)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This exchange-traded fund seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. A portfolio concentrated in a single industry sector or country may present more risk than a portfolio broadly diversified over several industries or countries. These and other risks, such as mid-cap stock risk, are described in the Fund’s prospectus.
Nuveen ESG Large-Cap ETF (NULC)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This
ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Because it invests primarily in large-
capitalization stocks, the Fund may underperform funds that invest primarily in stocks of smaller capitalization companies during periods when the stocks of such companies are in favor. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen ESG Large-Cap Growth ETF (NULG)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Growth stocks tend to be more volatile and can experience sharp price declines. Because it invests primarily in large-capitalization stocks, the Fund may underperform funds that invest primarily in stocks of smaller capitalization companies during periods when the stocks of such companies are in favor. These and other risk considerations are described in detail in the Fund’s prospectus.

Nuveen ESG Large-Cap Value ETF (NULV)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Value stocks may not be fully recognized by the market and be undervalued. Because it invests primarily in large-capitalization stocks, the Fund may underperform funds that invest primarily in stocks of smaller capitalization companies during periods when the stocks of such companies are in favor. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen ESG Mid-Cap Growth ETF (NUMG)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Because it invests primarily in mid-capitalization stocks, the Fund may be subject to greater volatility than those that invest in larger companies, but may be less volatile than investments in smaller companies. Growth stocks tend to be more volatile and can experience sharp price declines. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen ESG Mid-Cap Value ETF (NUMV)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Value stocks may not be fully recognized by the market and be undervalued. Because it invests primarily in mid-capitalization stocks, the Fund may be subject to greater volatility than those that invest in larger companies, but may be less volatile than investments in smaller companies. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen ESG Small-Cap ETF (NUSC)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This
ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Investments in smaller companies are subject to greater volatility than those of larger companies. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen Dividend Growth ETF (NDVG)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Dividend paying stocks, such as those held by the Fund, are subject to market risk, concentration or sector risk, preferred security risk, and common stock risk. Smaller company stocks are subject to greater volatility. Foreign investments involve additional risks including currency fluctuations, political and economic instability, and lack of liquidity. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen Growth Opportunities ETF (NUGO)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Large companies are more mature and may grow more slowly than the overall market. Growth stocks tend to be more volatile than other equities and can experience sharp price declines. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These and other risk considerations, such as active management, issuer, mid-cap, and style risks of growth investing, are described in detail in the Fund’s prospectus.

Risk Considerations
(continued)

Nuveen Small Cap Select ETF (NSCS)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved.
Investments in smaller companies are subject to greater volatility than those of larger companies. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards.
These risks are magnified in emerging markets. These and other risk considerations, such as derivatives and growth stock risks, are described in the Fund’s prospectus.
Nuveen Winslow Large-Cap Growth ESG ETF (NWLG)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Because the Fund’s Environmental Social Governance (ESG) investment strategy may exclude securities of certain issuers for non-financial reasons, the Fund may forgo some market opportunities available to funds that don’t use an ESG investment strategy. Prices of equity securities may decline significantly over short or extended periods of time. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These and other risk considerations, such as active management and growth stock risks, are described in detail in the
Fund’s prospectus.

About the Funds’ Benchmarks

MSCI EAFE (Europe, Australasia, Far East) Index (Net):
An index designed to measure the performance of large
and mid-cap securities across 21 developed market countries, excluding the U.S. and Canada. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI Emerging Markets Index (Net):
An index designed to measure the performance of large and mid-cap equity securities across 24 emerging market countries. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI USA Growth Index:
An index designed to measure the performance of large and mid-cap U.S. equity securities that exhibit overall growth style characteristics based on five variables: 1) long-term forward earnings per share (EPS)
growth rate, 2) short-term forward EPS growth rate, 3) current internal growth rate, 4) long-term historical EPS growth trend and 5) long-term historical sales per share growth trend. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI USA Index:
An index designed to measure the performance of the large and mid-cap segments of the U.S.
market. With over 600 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the U.S. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI USA Mid-Cap Growth Index:
An index designed to measure the performance of mid-cap U.S. equity securities that exhibit overall growth style characteristics based on five variables: 1) long-term forward earnings per share (EPS)
growth rate, 2) short-term forward EPS growth rate, 3) current internal growth rate, 4) long-term historical EPS growth trend and 5) long-term historical sales per share growth trend. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI USA Mid-Cap Value Index:
An index designed to measure the performance of mid-cap U.S. equity securities that exhibit overall value style characteristics based on three variables: 1) book value to price, 2) twelve-month forward earnings to price and 3) dividend yield. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI USA Small-Cap Index:
An index designed to measure the performance of the small-cap segment of the U.S.
equity market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI USA Value Index:
An index designed to measure the performance of large and mid-cap U.S. equity securities that exhibit overall value style characteristics based on three variables: 1) book value to price, 2) twelve-month forward earnings to price and 3) dividend yield. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Nuveen ESG Emerging Markets Equity Index:
A custom index that is based on the MSCI Emerging Markets Index
(Net) (defined herein), its base index, and uses a rules-based methodology that aims to increase the base index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the base index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Nuveen ESG International Developed Markets Equity Index:
A custom index that is based on the MSCI EAFE Index
(Net) (defined herein), its base index, and uses a rules-based methodology that aims to increase the base index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the base index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

About the Funds’ Benchmarks
(continued)

Nuveen ESG USA High Dividend Yield Index:
A custom index that is based on the MSCI USA Index (defined herein), its base index, and uses a rules-based methodology that aims to represent the performance of a set of securities with high dividend income and quality characteristics while maximizing the exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the base index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Nuveen ESG USA Large-Cap Growth Index:
A custom index based on the MSCI USA Growth Index (defined herein), its base index, and uses a rules-based methodology that aims to increase the base index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the base index.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Nuveen ESG USA Large-Cap Index:
A custom index based on the MSCI USA Index (defined herein), its base index, and uses a rules-based methodology that aims to increase the base index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the base index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Nuveen ESG USA Large-Cap Value Index:
A custom index based on the MSCI USA Value Index (defined herein), its base index, and uses a rules-based methodology that aims to increase the base index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the base index.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Nuveen ESG USA Mid-Cap Growth Index:
A custom index based on the MSCI USA Mid-Cap Growth Index (defined herein), its base index, and uses a rules-based methodology that aims to increase the base index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the base index.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Nuveen ESG USA Mid-Cap Value Index:
A custom index based on the MSCI USA Mid-Cap Value Index (defined herein), its base index, and uses a rules-based methodology that aims to increase the base index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the base index.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Nuveen ESG USA Small-Cap Index:
A custom index based on the MSCI USA Small-Cap Index (defined herein), its base index, and uses a rules-based methodology that aims to increase the base index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the base index.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 1000® Growth Index:
An index designed to measure the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies higher price-to-book ratios and higher forecasted growth values. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 2000® Index:
An index designed to measure the performance of the small-cap segment of the U.S. equity universe. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P 500® Index:
An index generally considered representative of the U.S. equity market. The index includes 500 leading companies and covers approximately 80% of available market capitalization. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Expense Ratios and
Holdings Summaries

The Fund Performance, Expense Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results
. Investment returns
and principal value will fluctuate so that when shares are sold, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Returns quoted for the Funds reflect management fees and other expenses such as transaction costs incurred by the Funds during the reporting period while the Indexes are unmanaged and therefore returns do not reflect any such fees and expenses.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Returns assume reinvestment of dividends and capital gains. Market price returns are based on the closing market price as of the end of the reporting period. For performance current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Expense Ratios
The expense ratios shown are as of each Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses including management fees and other fees and expenses but do not reflect expected transaction costs. Refer to the
Financial Highlights later in this report for each Fund’s expense ratios as of the end of the reporting period.
Holdings Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.

Nuveen ESG Dividend ETF (NUDV)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
April 30, 2024
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Nuveen ESG USA High Dividend Yield Index. Effec-
tive May 1, 2024, the name of this custom index changed from TIAA ESG USA High Dividend Yield Index.
Total Returns as of
April 30, 2024
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year
Since
Inception
NUDV at NAV 9/27/21 18.22% 12.97% 4.51% 0.26%
NUDV at Market Price 9/27/21 18.32% 13.05% 4.50% —
MSCI USA Index — 21.29% 23.32% 5.76% —
Nuveen ESG USA High Dividend Yield Index — 18.44% 13.30% 4.77% —

Holdings Summaries as of April 30, 2024
Fund Allocation
(% of net assets)
Common Stocks 99 .8%
Other Assets & Liabilities, Net 0 .2%
Net Assets 100%
Portfolio Composition
(% of net assets)
Financials 22.4%
Industrials 15.9%
Health Care 12.2%
Information Technology 12.0%
Consumer Staples 10.8%
Real Estate 8.2%
Consumer Discretionary 5.8%
Communication Services 4.2%
Materials 3.3%
Utilities 3.2%
Energy 1.8%
Other Assets & Liabilities, Net 0.2%
Total 100%
Top Five Common Stock Holdings
(% of net assets)
UnitedHealth Group Inc 2.1%
Bank of America Corp 1.9%
Johnson & Johnson 1.9%
Home Depot Inc/The 1.9%
Coca-Cola Co/The 1.8%

Nuveen ESG Emerging Markets Equity ETF (NUEM)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
April 30, 2024
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Nuveen ESG Emerging Markets Equity Index. Effec-
tive May 1, 2024, the name of this custom index changed from TIAA ESG Emerging Markets Equity Index.
Total Returns as of
April 30, 2024
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
NUEM at NAV 6/06/17 11.95% 6.52% 2.64% 3.20% 0.36%
NUEM at Market Price 6/06/17 12.05% 5.57% 2.45% 3.18% —
MSCI Emerging Markets Index (Net) — 15.40% 9.88% 1.89% 2.91% —
Nuveen ESG Emerging Markets Equity Index — 12.70% 7.82% 3.49% 4.03% —

Holdings Summaries as of April 30, 2024
Fund Allocation
(% of net assets)
Common Stocks 100 .2%
Corporate Bonds 0 .0%
Other Assets & Liabilities, Net ( 0 .2 ) %
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Taiwan Semiconductor
Manufacturing Co Ltd 9.8%
Alibaba Group Holding Ltd 3.3%
SK Hynix Inc 2.3%
HDFC Bank Ltd 1.9%
China Construction Bank Corp 1.9%
Portfolio Composition
(% of net assets)
Financials 23.9%
Information Technology 20.0%
Consumer Discretionary 14.3%
Communication Services 9.8%
Materials 7.8%
Consumer Staples 6.6%
Industrials 5.8%
Energy 3.6%
Utilities 3.3%
Health Care 3.3%
Real Estate 1.8%
Other Assets & Liabilities, Net (0.2)%
Total 100%
Country Allocation
1
(% of net assets)
China 26.9%
India 18.5%
Taiwan 17.5%
South Korea 11.3%
Brazil 4.7%
Saudi Arabia 4.7%
South Africa 2.7%
Mexico 2.5%
Indonesia 1.8%
Thailand 1.6%
Other 8.0%
Other Assets & Liabilities, Net (0.2)%
Net Assets 100%
1 Includes 100.2% (as a percentage of net assets) in emerging market countries.

Nuveen ESG International Developed Markets Equity ETF
(NUDM)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
April 30, 2024
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Nuveen ESG International Developed Markets Equity
Index. Effective May 1, 2024, the name of this custom index changed from TIAA ESG International Developed Markets Equity
Index.
Total Returns as of
April 30, 2024
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
NUDM at NAV 6/06/17 19.77% 7.61% 6.67% 5.42% 0.31%
NUDM at Market Price 6/06/17 18.76% 7.31% 6.38% 5.37% —
MSCI EAFE® Index (Net) — 18.63% 9.28% 6.18% 5.33% —
Nuveen ESG International Developed Markets Equity
Index — 19.98% 7.84% 6.94% 5.69% —

Holdings Summaries as of April 30, 2024
Fund Allocation
(% of net assets)
Common Stocks 99 .1%
Other Assets & Liabilities, Net 0 .9%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Novo Nordisk A/S 3.5%
ASML Holding NV 3.4%
Siemens AG 2.1%
Intesa Sanpaolo SpA 1.8%
Sony Group Corp 1.7%
Portfolio Composition
(% of net assets)
Financials 21.4%
Industrials 17.6%
Consumer Discretionary 12.9%
Health Care 12.7%
Consumer Staples 9.9%
Materials 7.3%
Information Technology 7.2%
Communication Services 3.9%
Real Estate 2.8%
Utilities 2.5%
Energy 0.9%
Other Assets & Liabilities, Net 0.9%
Total 100%
Country Allocation
(% of net assets)
Japan 22.8%
United Kingdom 15.4%
France 10.5%
Switzerland 8.7%
Germany 8.1%
Australia 6.3%
Denmark 4.0%
Netherlands 3.5%
Italy 3.2%
Spain 2.9%
Other 13.7%
Other Assets & Liabilities, Net 0.9%
Net Assets 100%

Nuveen ESG Large-Cap ETF (NULC)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
April 30, 2024
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Nuveen ESG USA Large-Cap Index. Effective May 1,
2024, the name of this custom index changed from TIAA ESG USA Large-Cap Index.
Total Returns as of
April 30, 2024
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year
Since
Inception
NULC at NAV 6/03/19 20.33% 21.78% 14.02% 0.21%
NULC at Market Price 6/03/19 20.39% 21.99% 14.03% —
MSCI USA Index — 21.29% 23.32% 15.01% —
Nuveen ESG USA Large-Cap Index — 20.46% 22.03% 14.27% —

Holdings Summaries as of April 30, 2024
Fund Allocation
(% of net assets)
Common Stocks 99 .8%
Other Assets & Liabilities, Net 0 .2%
Net Assets 100%
Portfolio Composition
(% of net assets)
Information Technology 25.6%
Financials 15.3%
Health Care 13.3%
Industrials 10.2%
Communication Services 9.9%
Consumer Discretionary 7.7%
Consumer Staples 7.0%
Materials 4.7%
Energy 2.6%
Real Estate 2.0%
Utilities 1.5%
Other Assets & Liabilities, Net 0.2%
Total 100%
Top Five Common Stock Holdings
(% of net assets)
Microsoft Corp 7.4%
NVIDIA Corp 6.3%
Alphabet Inc, Class A 3.6%
Eli Lilly & Co 2.7%
Visa Inc, Class A 2.2%

Nuveen ESG Large-Cap Growth ETF (NULG)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
April 30, 2024
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Nuveen ESG USA Large-Cap Growth Index. Effective
May 1, 2024, the name of this custom index changed from TIAA ESG USA Large-Cap Growth Index.
Total Returns as of
April 30, 2024
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
NULG at NAV 12/13/16 25.63% 32.74% 17.11% 17.79% 0.26%
NULG at Market Price 12/13/16 25.76% 32.71% 17.11% 17.80% —
MSCI USA Growth Index — 24.12% 32.35% 16.89% 17.58% —
Nuveen ESG USA Large-Cap Growth Index — 25.80% 33.12% 17.51% 18.21% —

Holdings Summaries as of April 30, 2024
Fund Allocation
(% of net assets)
Common Stocks 99 .9%
Other Assets & Liabilities, Net 0 .1%
Net Assets 100%
Portfolio Composition
(% of net assets)
Information Technology 19.5%
Consumer Discretionary 18.8%
Health Care 15.8%
Communication Services 13.8%
Industrials 13.8%
Financials 8.5%
Consumer Staples 5.7%
Materials 2.8%
Real Estate 1.2%
Other Assets & Liabilities, Net 0.1%
Total 100%
Top Five Common Stock Holdings
(% of net assets)
NVIDIA Corp 10.9%
Alphabet Inc, Class A 5.7%
Alphabet Inc, Class C 5.2%
Eli Lilly & Co 4.0%
Tesla Inc 3.5%

Nuveen ESG Large-Cap Value ETF (NULV)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
April 30, 2024
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Nuveen ESG USA Large-Cap Value Index. Effective
May 1, 2024, the name of this custom index changed from TIAA ESG USA Large-Cap Value Index.
Total Returns as of
April 30, 2024
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
NULV at NAV 12/13/16 16.33% 10.64% 6.78% 7.86% 0.26%
NULV at Market Price 12/13/16 16.43% 10.53% 6.77% 7.85% —
MSCI USA Value Index — 18.16% 13.83% 8.46% 8.52% —
Nuveen ESG USA Large-Cap Value Index — 16.52% 10.96% 7.11% 8.21% —

Holdings Summaries as of April 30, 2024
Fund Allocation
(% of net assets)
Common Stocks 99 .7%
Other Assets & Liabilities, Net 0 .3%
Net Assets 100%
Portfolio Composition
(% of net assets)
Financials 20.6%
Health Care 16.5%
Information Technology 13.6%
Industrials 12.6%
Consumer Staples 12.4%
Materials 5.9%
Communication Services 4.8%
Utilities 4.5%
Real Estate 3.4%
Consumer Discretionary 2.8%
Energy 2.6%
Other Assets & Liabilities, Net 0.3%
Total 100%
Top Five Common Stock Holdings
(% of net assets)
Coca-Cola Co/The 2.5%
PepsiCo Inc 2.3%
Procter & Gamble Co/The 2.2%
Walt Disney Co/The 2.2%
Eaton Corp PLC 2.0%

Nuveen ESG Mid-Cap Growth ETF (NUMG)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
April 30, 2024
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Nuveen ESG USA Mid-Cap Growth Index. Effective
May 1, 2024, the name of this custom index changed from TIAA ESG USA Mid-Cap Growth Index.
Total Returns as of
April 30, 2024
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
NUMG at NAV 12/13/16 20.80% 14.04% 8.65% 10.39% 0.31%
NUMG at Market Price 12/13/16 20.91% 14.15% 8.64% 10.39% —
MSCI USA Mid-Cap Growth Index — 24.32% 19.99% 11.12% 11.99% —
Nuveen ESG USA Mid-Cap Growth Index — 20.98% 14.38% 9.03% 10.80% —

Holdings Summaries as of April 30, 2024
Fund Allocation
(% of net assets)
Common Stocks 99 .9%
Other Assets & Liabilities, Net 0 .1%
Net Assets 100%
Portfolio Composition
(% of net assets)
Information Technology 35.2%
Industrials 16.7%
Health Care 11.8%
Financials 10.9%
Communication Services 9.3%
Consumer Discretionary 7.4%
Real Estate 3.8%
Materials 3.1%
Consumer Staples 1.7%
Other Assets & Liabilities, Net 0.1%
Total 100%
Top Five Common Stock Holdings
(% of net assets)
Quanta Services Inc 3.6%
WW Grainger Inc 3.5%
Vulcan Materials Co 3.1%
Gartner Inc 2.9%
HubSpot Inc 2.8%

Nuveen ESG Mid-Cap Value ETF (NUMV)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
April 30, 2024
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Nuveen ESG USA Mid-Cap Value Index. Effective May
1, 2024, the name of this custom index changed from TIAA ESG USA Mid-Cap Value Index.
Total Returns as of
April 30, 2024
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
NUMV at NAV 12/13/16 23.69% 15.24% 6.56% 6.86% 0.31%
NUMV at Market Price 12/13/16 23.81% 15.30% 6.56% 6.86% —
MSCI USA Mid-Cap Value Index — 21.89% 15.24% 7.04% 7.30% —
Nuveen ESG USA Mid-Cap Value Index — 23.93% 15.61% 6.92% 7.25% —

Holdings Summaries as of April 30, 2024
Fund Allocation
(% of net assets)
Common Stocks 99 .7%
Other Assets & Liabilities, Net 0 .3%
Net Assets 100%
Portfolio Composition
(% of net assets)
Industrials 18.4%
Financials 17.2%
Materials 9.1%
Utilities 8.5%
Real Estate 8.5%
Information Technology 8.0%
Consumer Discretionary 7.9%
Health Care 7.6%
Consumer Staples 6.3%
Energy 4.5%
Communication Services 3.7%
Other Assets & Liabilities, Net 0.3%
Total 100%
Top Five Common Stock Holdings
(% of net assets)
ONEOK Inc 2.6%
United Rentals Inc 2.5%
Ferguson PLC 2.5%
Martin Marietta Materials Inc 2.2%
Hartford Financial Services
Group Inc/The 2.1%

Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
April 30, 2024
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Nuveen ESG USA Small-Cap Index. Effective May 1,
2024, the name of this custom index changed from TIAA ESG USA Small-Cap Index.
Total Returns as of
April 30, 2024
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
NUSC at NAV 12/13/16 20.38% 11.29% 7.55% 8.32% 0.31%
NUSC at Market Price 12/13/16 20.35% 11.22% 7.52% 8.31% —
MSCI USA Small-Cap Index — 19.92% 14.11% 7.89% 8.52% —
Nuveen ESG USA Small-Cap Index — 20.58% 11.56% 7.89% 8.70% —

Holdings Summaries as of April 30, 2024
Fund Allocation
(% of net assets)
Common Stocks 99 .8%
Common Stock Rights 0 .0%
Other Assets & Liabilities, Net 0 .2%
Net Assets 100%
Portfolio Composition
(% of net assets)
Industrials 18.4%
Financials 17.0%
Consumer Discretionary 15.8%
Information Technology 13.4%
Health Care 10.9%
Real Estate 6.4%
Materials 5.7%
Energy 4.2%
Consumer Staples 3.6%
Utilities 2.4%
Communication Services 2.0%
Other Assets & Liabilities, Net 0.2%
Total 100%
Top Five Common Stock Holdings
(% of net assets)
EMCOR Group Inc 1.1%
Service Corp International/US 1.0%
Murphy USA Inc 1.0%
US Foods Holding Corp 0.9%
WEX Inc 0.8%

Nuveen Dividend Growth ETF (NDVG)
(continued)
Fund Performance, Expense Ratios and Holding Summaries
April 30, 2024
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P 500
®
Index.
Total Returns as of
April 30, 2024
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year
Since
Inception
NDVG at NAV 8/04/21 15.14% 12.97% 6.28% 0.65%
NDVG at Market Price 8/04/21 15.20% 13.12% 6.31% —
S&P 500® Index — 20.98% 22.66% 6.70% —

Holdings Summaries as of April 30, 2024
Fund Allocation
(% of net assets)
Common Stocks 99.0%
Other Assets & Liabilities, Net 1.0%
Net Assets 100%
Portfolio Composition
(% of net assets)
Software & Services 10.8%
Financial Services 9.9%
Technology Hardware &
Equipment 9.9%
Health Care Equipment &
Services 7.6%
Semiconductors &
Semiconductor Equipment 7.6%
Capital Goods 7.3%
Food, Beverage & Tobacco 5.2%
Energy 4.8%
Materials 4.7%
Utilities 4.3%
Equity Real Estate Investment
Trusts (REITs) 4.2%
Consumer Discretionary
Distribution & Retail 4.1%
Pharmaceuticals, Biotechnology
& Life Sciences 4.0%
Banks 3.4%
Consumer Services 3.2%
Other 8.0%
Other Assets & Liabilities, Net 1.0%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Microsoft Corp 8.1%
Apple Inc 6.3%
Broadcom Inc 4.7%
Motorola Solutions Inc 3.5%
JPMorgan Chase & Co 3.4%

Nuveen Growth Opportunities ETF (NUGO)
(continued)
Fund Performance, Expense Ratios and Holding Summaries
April 30, 2024
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 1000
®
Growth Index.
Total Returns as of
April 30, 2024
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year
Since
Inception
NUGO at NAV 9/27/21 27.27% 38.15% 4.75% 0.56%
NUGO at Market Price 9/27/21 27.73% 38.39% 4.87% —
Russell 1000® Growth Index — 23.56% 31.80% 5.91% —

Holdings Summaries as of April 30, 2024
Fund Allocation
(% of net assets)
Common Stocks 99.2%
Other Assets & Liabilities, Net 0.8%
Net Assets 100%
Portfolio Composition
(% of net assets)
Software & Services 22.1%
Semiconductors &
Semiconductor Equipment 16.6%
Media & Entertainment 12.0%
Consumer Discretionary
Distribution & Retail 9.7%
Pharmaceuticals, Biotechnology
& Life Sciences 7.4%
Technology Hardware &
Equipment 7.3%
Financial Services 6.1%
Health Care Equipment &
Services 4.7%
Consumer Services 4.3%
Capital Goods 3.2%
Materials 2.6%
Consumer Staples Distribution
& Retail 2.4%
Food, Beverage & Tobacco 0.8%
Other Assets & Liabilities, Net 0.8%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Microsoft Corp 12.6%
NVIDIA Corp 11.3%
Amazon.com Inc 9.8%
Apple Inc 6.6%
Alphabet Inc, Class A 6.2%

Nuveen Small Cap Select ETF (NSCS)
(continued)
Fund Performance, Expense Ratios and Holding Summaries
April 30, 2024
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 2000
®
Index.
Total Returns as of
April 30, 2024
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year
Since
Inception
NSCS at NAV 8/04/21 21.82% 19.01% 0.56% 0.86%
NSCS at Market Price 8/04/21 21.95% 19.12% 0.60% —
Russell 2000® Index — 19.66% 13.32% (2.45)% —

Holdings Summaries as of April 30, 2024
Fund Allocation
(% of net assets)
Common Stocks 97.8%
Exchange-Traded Funds 1.3%
Other Assets & Liabilities, Net 0.9%
Net Assets 100%
Portfolio Composition
(% of net assets)
Capital Goods 13.4%
Health Care Equipment &
Services 10.2%
Software & Services 9.1%
Banks 7.4%
Energy 7.1%
Financial Services 6.5%
Semiconductors &
Semiconductor Equipment 6.1%
Pharmaceuticals, Biotechnology
& Life Sciences 5.0%
Commercial & Professional
Services 3.9%
Materials 3.7%
Equity Real Estate Investment
Trusts (REITs) 3.4%
Consumer Discretionary
Distribution & Retail 3.2%
Technology Hardware &
Equipment 2.6%
Automobiles & Components 2.4%
Consumer Durables & Apparel 2.4%
Other 12.7%
Other Assets & Liabilities, Net 0.9%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Permian Resources Corp 2.4%
Wintrust Financial Corp 2.2%
Northern Oil & Gas Inc 2.1%
Evercore Inc, Class A 2.1%
SPX Technologies Inc 1.8%

Nuveen Winslow Large-Cap Growth ESG ETF (NWLG)
(continued)
Fund Performance, Expense Ratios and Holding Summaries
April 30, 2024
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 1000
®
Index.
Total Returns as of
April 30, 2024
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year
Since
Inception
NWLG at NAV 8/04/21 29.50% 36.55% 4.50% 0.65%
NWLG at Market Price 8/04/21 29.66% 36.84% 4.56% —
Russell 1000® Growth Index — 23.56% 31.80% 5.95% —

Holdings Summaries as of April 30, 2024
Fund Allocation
(% of net assets)
Common Stocks 98.9%
Other Assets & Liabilities, Net 1.1%
Net Assets 100%
Portfolio Composition
(% of net assets)
Software & Services 23.1%
Semiconductors &
Semiconductor Equipment 18.5%
Health Care Equipment &
Services 10.4%
Consumer Discretionary
Distribution & Retail 9.9%
Media & Entertainment 8.5%
Capital Goods 6.9%
Financial Services 5.0%
Technology Hardware &
Equipment 4.4%
Consumer Services 3.8%
Materials 2.8%
Transportation 2.6%
Pharmaceuticals, Biotechnology
& Life Sciences 2.0%
Consumer Staples Distribution
& Retail 1.0%
Other Assets & Liabilities, Net 1.1%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Microsoft Corp 12.7%
Amazon.com Inc 8.7%
NVIDIA Corp 8.3%
Apple Inc 4.4%
Alphabet Inc, Class A 4.0%

Expense
Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other applicable Fund expenses. The
Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended April 30, 2024.
The beginning of the period is November 1, 2023.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen ESG Dividend ETF (NUDV)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $1,182.22
Expenses Incurred During the Period $1.41
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,023.57
Expenses Incurred During the Period $1.31
Expenses are equal to the Fund’s annualized net expense ratio of 0.26% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
Nuveen ESG Emerging Markets Equity ETF (NUEM)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $1,119.49
Expenses Incurred During the Period $1.90
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,023.07
Expenses Incurred During the Period $1.81
Expenses are equal to the Fund’s annualized net expense ratio of 0.36% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Nuveen ESG International Developed Markets Equity ETF (NUDM)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $1,197.72
Expenses Incurred During the Period $1.69
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,023.32
Expenses Incurred During the Period $1.56
Expenses are equal to the Fund’s annualized net expense ratio of 0.31% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
Nuveen ESG Large-Cap ETF (NULC)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $1,203.26
Expenses Incurred During the Period $1.15
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,023.82
Expenses Incurred During the Period $1.06
Expenses are equal to the Fund’s annualized net expense ratio of 0.21% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
Nuveen ESG Large-Cap Growth ETF (NULG)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $1,256.31
Expenses Incurred During the Period $1.46
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,023.57
Expenses Incurred During the Period $1.31
Expenses are equal to the Fund’s annualized net expense ratio of 0.26% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
Nuveen ESG Large-Cap Value ETF (NULV)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $1,163.29
Expenses Incurred During the Period $1.40
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,023.57
Expenses Incurred During the Period $1.31
Expenses are equal to the Fund’s annualized net expense ratio of 0.26% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Expense Examples
(continued)

Nuveen ESG Mid-Cap Growth ETF (NUMG)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $1,207.98
Expenses Incurred During the Period $1.70
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,023.32
Expenses Incurred During the Period $1.56
Expenses are equal to the Fund’s annualized net expense ratio of 0.31% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
Nuveen ESG Mid-Cap Value ETF (NUMV)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $1,236.93
Expenses Incurred During the Period $1.72
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,023.32
Expenses Incurred During the Period $1.56
Expenses are equal to the Fund’s annualized net expense ratio of 0.31% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
Nuveen ESG Small-Cap ETF (NUSC)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $1,203.80
Expenses Incurred During the Period $1.70
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,023.32
Expenses Incurred During the Period $1.56
Expenses are equal to the Fund’s annualized net expense ratio of 0.31% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
Nuveen Dividend Growth ETF (NDVG)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $1,151.36
Expenses Incurred During the Period $3.42
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,021.68
Expenses Incurred During the Period $3.22
Expenses are equal to the Fund’s annualized net expense ratio of 0.64% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Nuveen Growth Opportunities ETF (NUGO)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $1,272.70
Expenses Incurred During the Period $3.16
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,022.08
Expenses Incurred During the Period $2.82
Expenses are equal to the Fund’s annualized net expense ratio of 0.56% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
Nuveen Small Cap Select ETF (NSCS)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $1,218.19
Expenses Incurred During the Period $4.69
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,020.64
Expenses Incurred During the Period $4.27
Expenses are equal to the Fund’s annualized net expense ratio of 0.85% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
Nuveen Winslow Large-Cap Growth ESG ETF (NWLG)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $1,294.99
Expenses Incurred During the Period $3.71
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,021.63
Expenses Incurred During the Period $3.27
Expenses are equal to the Fund’s annualized net expense ratio of 0.65% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Nuveen ESG Dividend ETF (NUDV)
Portfolio of Investments April 30, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.8%
X –
COMMON STOCKS - 99.8%
Communication Services - 4.2%
3,030 Comcast Corp, Class A $ 115,473
435 Fox Corp, Class A 13,489
249 Fox Corp, Class B 7,141
672 Interpublic Group of Cos Inc/The 20,456
347 Omnicom Group Inc 32,215
856 Paramount Global, Class B 9,750
1,342 Sirius XM Holdings Inc 3,946
3,112 Verizon Communications Inc 122,893
Total Communication Services 325,363
Consumer Discretionary - 5.8%
376 Bath & Body Works Inc 17,078
339 Best Buy Co Inc 24,964
411 BorgWarner Inc 13,468
234 Hasbro Inc 14,344
440 Home Depot Inc/The 147,057
469 LKQ Corp 20,228
524 Lowe's Cos Inc 119,467
189 Tractor Supply Co 51,612
67 Vail Resorts Inc 12,688
107 Williams-Sonoma Inc 30,685
Total Consumer Discretionary 451,591
Consumer Staples - 10.8%
934 Archer-Daniels-Midland Co 54,788
256 Bunge Global SA 26,051
217 Clorox Co/The 32,088
2,338 Coca-Cola Co/The 144,418
201 Hershey Co/The 38,978
1,837 Keurig Dr Pepper Inc 61,907
592 Kimberly-Clark Corp 80,826
254 Lamb Weston Holdings Inc 21,168
439 McCormick & Co Inc/MD 33,390
818 PepsiCo Inc 143,894
884 Sysco Corp 65,699
723 Target Corp 116,389
1,285 Walgreens Boots Alliance Inc 22,783
Total Consumer Staples 842,379
Energy - 1.8%
1,763 Baker Hughes Co 57,509
1,020 ONEOK Inc 80,703
Total Energy 138,212
Financials - 22.4%
478 Ally Financial Inc 18,331
874 Annaly Capital Management Inc 16,379
93 Assurant Inc 16,219
4,069 Bank of America Corp 150,594
1,330 Bank of New York Mellon Corp/The 75,132
668 Capital One Financial Corp 95,811
2,087 Citigroup Inc 127,996
439 Discover Financial Services 55,634
1,038 Fidelity National Information Services Inc 70,501
1,190 Fifth Third Bancorp 43,387

Shares Description (a) Value
Financials (continued)
307 Goldman Sachs Group Inc/The $ 131,000
2,542 Huntington Bancshares Inc/OH 34,241
566 Marsh & McLennan Cos Inc 112,877
1,101 MetLife Inc 78,259
1,325 Morgan Stanley 120,363
608 Nasdaq Inc 36,389
361 Northern Trust Corp 29,743
697 PNC Financial Services Group Inc/The 106,822
417 Principal Financial Group Inc 33,001
630 Prudential Financial Inc 69,602
349 Raymond James Financial Inc 42,578
541 State Street Corp 39,217
726 Synchrony Financial 31,930
262 Travelers Cos Inc/The 55,586
1,578 Truist Financial Corp 59,254
2,587 US Bancorp 105,110
Total Financials 1,755,956
Health Care - 12.2%
433 Amgen Inc 118,616
2,281 Bristol-Myers Squibb Co 100,227
431 Cardinal Health Inc 44,410
333 Cigna Group/The 118,894
1,560 Gilead Sciences Inc 101,712
1,036 Johnson & Johnson 149,795
4,473 Pfizer Inc 114,598
197 Quest Diagnostics Inc 27,222
241 (b) Solventum Corp 15,668
347 UnitedHealth Group Inc 167,844
Total Health Care 958,986
Industrials - 15.9%
967 3M Co 93,325
452 Automatic Data Processing Inc 109,334
205 Broadridge Financial Solutions Inc 39,649
1,416 Carrier Global Corp 87,070
388 Caterpillar Inc 129,813
205 CH Robinson Worldwide Inc 14,555
1,754 (b) CNH Industrial NV 19,996
248 Cummins Inc 70,058
313 Deere & Co 122,511
357 Ferguson PLC 74,934
1,191 Johnson Controls International plc 77,498
156 Owens Corning 26,241
567 Paychex Inc 67,365
186 Robert Half Inc 12,860
201 Rockwell Automation Inc 54,463
182 Toro Co/The 15,941
497 Union Pacific Corp 117,869
774 United Parcel Service Inc, Class B 114,150
Total Industrials 1,247,632
Information Technology - 12.0%
2,697 Cisco Systems Inc 126,705
420 Dell Technologies Inc, Class C 52,349
1,010 Gen Digital Inc 20,341
2,278 Hewlett Packard Enterprise Co 38,726
1,650 HP Inc 46,349
672 International Business Machines Corp 111,686
560 Juniper Networks Inc 19,499

Nuveen ESG Dividend ETF (NUDV)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Shares Description (a) Value
Information Technology (continued)
362 NetApp Inc $ 37,000
451 NXP Semiconductors NV 115,542
1,154 Oracle Corp 131,268
347 Seagate Technology Holdings PLC 29,811
542 TE Connectivity Ltd 76,682
758 Texas Instruments Inc 133,726
Total Information Technology 939,684
Materials - 3.3%
2,534 Amcor PLC 22,654
448 International Flavors & Fragrances Inc 37,923
577 International Paper Co 20,160
453 LyondellBasell Industries NV, Class A 45,287
2,018 Newmont Corp 82,012
413 PPG Industries Inc 53,277
Total Materials 261,313
Real Estate - 8.2%
595 American Tower Corp 102,078
249 AvalonBay Communities Inc 47,203
260 Boston Properties Inc 16,091
760 Crown Castle Inc 71,273
129 Equinix Inc 91,733
1,239 Host Hotels & Resorts Inc 23,380
511 Iron Mountain Inc 39,613
277 Public Storage 71,868
309 Regency Centers Corp 18,299
189 SBA Communications Corp 35,177
704 Ventas Inc 31,173
969 Welltower Inc 92,326
Total Real Estate 640,214
Utilities - 3.2%
341 American Water Works Co Inc 41,711
263 Atmos Energy Corp 31,008
602 Consolidated Edison Inc 56,829
457 Essential Utilities Inc 16,717
613 Eversource Energy 37,160
1,744 Exelon Corp 65,539
Total Utilities 248,964
Total Common Stocks
(cost $7,871,120) 7,810,294
Total Long-Term Investments
(cost $7,871,120) 7,810,294
Other Assets & Liabilities, Net - 0.2% 18,598
Net Assets - 100% $ 7,828,892
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
See Notes to Financial Statements

Nuveen ESG Emerging Markets Equity ETF
(NUEM)
Portfolio of Investments April 30, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 100.2%
X –
COMMON STOCKS - 100.2%
Communication Services - 9.8%
29,205 37 Interactive Entertainment Network Technology Group Co Ltd, Class A $ 67,351
782,443 America Movil SAB de CV 748,989
308,235 (b) Baidu Inc, Class A 4,126,247
208,670 Bharti Airtel Ltd 3,307,008
1,033 CD Projekt SA 30,252
17,098 Chunghwa Telecom Co Ltd 65,111
360 HYBE Co Ltd 52,616
21,550 Info Edge India Ltd 1,563,569
66,653 Kakao Corp 2,343,778
17,030 Kanzhun Ltd, ADR 337,024
42,800 Kingnet Network Co Ltd, Class A 69,683
8,356 KT Corp 209,187
429,790 (b),(c) Kuaishou Technology 3,074,560
1,819 NCSoft Corp 231,768
173,776 NetEase Inc 3,339,453
284,867 Ooredoo QPSC 781,604
319,885 Saudi Telecom Co 3,211,132
14,606 SK Telecom Co Ltd 542,137
7,607 Tata Communications Ltd 157,713
51,455 Telefonica Brasil SA 469,966
17,378 Turkcell Iletisim Hizmetleri AS 43,369
Total Communication Services 24,772,517
Consumer Discretionary - 14.3%
9,944 AIMA Technology Group Co Ltd, Class A 48,446
868,082 Alibaba Group Holding Ltd 8,252,173
35,094 (b),(c) Allegro.eu SA 295,016
80,049 BYD Co Ltd 2,206,639
38,620 BYD Co Ltd, Class A 1,165,293
28,926 (c) China Tourism Group Duty Free Corp Ltd 257,224
11,183 China Tourism Group Duty Free Corp Ltd, Class A 115,668
606,240 Chow Tai Fook Jewellery Group Ltd 834,033
19,747 Coway Co Ltd 795,824
108,439 (b),(c) East Buy Holding Ltd 231,819
39,550 Eclat Textile Co Ltd 625,522
8,532 Eicher Motors Ltd 470,120
460 (b),(d) FF Group 5
61,833 Great Wall Motor Co Ltd 94,396
50,100 Great Wall Motor Co Ltd, Class A 181,264
241,608 Haier Smart Home Co Ltd 903,574
14,000 Haier Smart Home Co Ltd, Class A 58,502
6,196 Hanon Systems 25,015
6,262 Hero MotoCorp Ltd 340,962
17,090 Hotai Motor Co Ltd 325,404
304,474 Indian Hotels Co Ltd 2,104,665
1,067 JUMBO SA 33,291
33,578 LG Electronics Inc 2,256,998
99,842 (b) Li Auto Inc, Class A 1,327,618
85,539 Mahindra & Mahindra Ltd 2,210,694
8,157 Naspers Ltd 1,562,214
113,776 (c) Pop Mart International Group Ltd 493,148
349,504 PTT Oil & Retail Business PCL 176,355
329,173 (b) Tongcheng Travel Holdings Ltd 873,311
41,766 Trent Ltd 2,207,480
70,870 TVS Motor Co Ltd 1,749,745

Nuveen ESG Emerging Markets Equity ETF (NUEM)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Shares Description (a) Value
Consumer Discretionary (continued)
33,379 Vipshop Holdings Ltd, ADR $ 502,020
24,532 Yum China Holdings Inc 895,663
1,190,273 (b) Zomato Ltd 2,755,412
Total Consumer Discretionary 36,375,513
Consumer Staples - 6.6%
49,270 Arca Continental SAB de CV 483,259
1,722 Bid Corp Ltd 39,456
3,971 (b) Britannia Industries Ltd 227,303
169,430 Fomento Economico Mexicano SAB de CV 1,992,867
104,348 Hindustan Unilever Ltd 2,789,471
106,595 Inner Mongolia Yili Industrial Group Co Ltd, Class A 421,140
8,755 Marico Ltd 54,354
87,251 Nestle India Ltd 2,622,040
282,019 (c) Nongfu Spring Co Ltd 1,665,892
96,772 Raia Drogasil SA 477,596
79,910 Savola Group/The 1,075,949
37,875 Tata Consumer Products Ltd 503,124
146,388 Varun Beverages Ltd 2,595,679
477,861 Wal-Mart de Mexico SAB de CV 1,792,697
17,464 Yihai Kerry Arawana Holdings Co Ltd, Class A 75,726
Total Consumer Staples 16,816,553
Energy - 3.6%
166,734 Cosan SA 466,447
135,734 Empresas Copec SA 972,611
15,550 HD Hyundai Co Ltd 758,317
23,814 Motor Oil Hellas Corinth Refineries SA 691,582
100,610 Offshore Oil Engineering Co Ltd, Class A 88,502
214,016 Qatar Fuel QSC 849,951
15,185 (b) SK Innovation Co Ltd 1,220,645
16,137 S-Oil Corp 848,824
442,810 Thai Oil PCL 651,191
206,954 Turkiye Petrol Rafinerileri AS 1,251,574
260,072 Ultrapar Participacoes SA 1,297,074
23,400 Yantai Jereh Oilfield Services Group Co Ltd, Class A 103,210
Total Energy 9,199,928
Financials - 23.9%
6,263,247 Agricultural Bank of China Ltd 2,810,822
1,016,564 Agricultural Bank of China Ltd, Class A 617,673
41,464 (c) AU Small Finance Bank Ltd 314,870
734,674 B3 SA - Brasil Bolsa Balcao 1,529,419
610,745 Banco Bradesco SA 1,649,675
156,411 Banco do Brasil SA 827,457
2,554,204 Bank Central Asia Tbk PT 1,539,434
1,033,330 Bank Negara Indonesia Persero Tbk PT 333,640
6,695,678 Bank Rakyat Indonesia Persero Tbk PT 2,034,234
739 Capitec Bank Holdings Ltd 91,332
219,010 Cathay Financial Holding Co Ltd 339,660
212,963 Chailease Holding Co Ltd 1,128,190
7,444,053 China Construction Bank Corp 4,854,072
207,598 China Construction Bank Corp, Class A 204,115
781,690 China Merchants Bank Co Ltd 3,433,112
9,738 China Merchants Bank Co Ltd, Class A 46,138
96,740 CITIC Securities Co Ltd 155,354
258,200 CITIC Securities Co Ltd, Class A 677,813
145,977 Commercial International Bank - Egypt (CIB) 219,347
3,999 Credicorp Ltd 662,274
3,714,652 CTBC Financial Holding Co Ltd 3,890,106

Shares Description (a) Value
Financials (continued)
416,831 First Abu Dhabi Bank PJSC $ 1,416,333
774,967 FirstRand Ltd 2,680,919
1,058,069 Fubon Financial Holding Co Ltd 2,245,334
23,831 Grupo Financiero Banorte SAB de CV 237,142
39,455 (b) Haci Omer Sabanci Holding AS 112,480
18,294 Hana Financial Group Inc 776,976
269,406 HDFC Bank Ltd 4,908,227
38,679 (c) Huatai Securities Co Ltd 45,992
156,329 Huatai Securities Co Ltd, Class A 297,266
812,864 (b) IDFC First Bank Ltd 800,333
6,773,990 Industrial & Commercial Bank of China Ltd 3,663,629
653,080 Industrial & Commercial Bank of China Ltd, Class A 489,709
30,904 Industrial Bank Co Ltd, Class A 71,909
32,969 KB Financial Group Inc 1,803,384
10,662 (b) Komercni Banka AS 393,739
110,400 Kotak Mahindra Bank Ltd 2,148,755
529,385 Malayan Banking Bhd 1,079,291
210 (b) mBank SA 35,593
26,487 Mega Financial Holding Co Ltd 32,537
766,918 Ping An Insurance Group Co of China Ltd 3,525,124
5,450 Ping An Insurance Group Co of China Ltd, Class A 31,128
38,644 (b) Piraeus Financial Holdings SA 155,984
43,278 Powszechna Kasa Oszczednosci Bank Polski SA 649,229
1,491,636 Public Bank Bhd 1,287,698
9,414 Samsung Life Insurance Co Ltd 595,995
7,636 Santander Bank Polska SA 1,058,317
36,213 Shinhan Financial Group Co Ltd 1,222,297
94,430 Standard Bank Group Ltd 887,817
3,866 Woori Financial Group Inc 39,804
710,494 Yapi ve Kredi Bankasi AS 708,376
42,171 Yuanta Financial Holding Co Ltd 39,695
Total Financials 60,799,749
Health Care - 3.3%
29,000 Beijing Tongrentang Co Ltd, Class A 169,519
19,700 China Resources Sanjiu Medical & Pharmaceutical Co Ltd, Class A 163,144
51,300 Chongqing Zhifei Biological Products Co Ltd, Class A 248,654
11,355 Cipla Ltd/India 190,529
29,820 CSPC Innovation Pharmaceutical Co Ltd, Class A 141,122
30,371 Dr Sulaiman Al Habib Medical Services Group Co 2,515,126
58,110 (c) Hansoh Pharmaceutical Group Co Ltd 129,279
53,159 IHH Healthcare Bhd 70,507
136,100 Jiangsu Hengrui Pharmaceuticals Co Ltd, Class A 867,552
33,900 Joincare Pharmaceutical Group Industry Co Ltd, Class A 56,879
9,600 Livzon Pharmaceutical Group Inc, Class A 53,160
65,206 (b) PharmaEssentia Corp 587,739
16,606 Richter Gedeon Nyrt 424,281
4,600 Shenzhen Mindray Bio-Medical Electronics Co Ltd, Class A 193,484
16,500 Shenzhen New Industries Biomedical Engineering Co Ltd, Class A 161,092
2,833 (b) SK Bioscience Co Ltd 120,117
7,834 Torrent Pharmaceuticals Ltd 248,115
29,819 (c) WuXi AppTec Co Ltd 135,156
21,490 WuXi AppTec Co Ltd, Class A 129,596
246,480 (b),(c) Wuxi Biologics Cayman Inc 433,007
20,071 Yuhan Corp 1,051,400
8,540 Zhangzhou Pientzehuang Pharmaceutical Co Ltd, Class A 279,780
Total Health Care 8,369,238

Nuveen ESG Emerging Markets Equity ETF (NUEM)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Shares Description (a) Value
Industrials - 5.8%
869 ABB India Ltd $ 68,123
679,248 Airports of Thailand PCL 1,195,924
2,764 Budimex SA 469,627
15,298 CCR SA 36,392
60,661 Contemporary Amperex Technology Co Ltd, Class A 1,697,151
61,996 Evergreen Marine Corp Taiwan Ltd 360,796
549,018 Gamuda Bhd 610,851
3,887 Grupo Aeroportuario del Centro Norte SAB de CV 43,267
30,013 Grupo Aeroportuario del Pacifico SAB de CV, Class B 549,617
2,012 Grupo Aeroportuario del Sureste SAB de CV, Class B 69,487
5,834 Havells India Ltd 116,350
6,670 Hyundai Glovis Co Ltd 878,330
71,968 Jiangsu Zhongtian Technology Co Ltd, Class A 134,862
7,286,289 (b) Latam Airlines Group SA 98,995
21,649 LG Corp 1,243,709
2,216 Localiza Rent a Car SA 20,963
16,407 Mytilineos SA 670,153
217,063 (b) Rumo SA 844,281
8,343 (b) Samsung E&A Co Ltd 159,665
104,972 SF Holding Co Ltd, Class A 525,476
17,248 Shanghai M&G Stationery Inc, Class A 84,245
27,513 Shenzhen Inovance Technology Co Ltd, Class A 226,061
10,230 Siemens Ltd 716,243
84,646 SM Investments Corp 1,391,999
4,576 Sungrow Power Supply Co Ltd, Class A 65,308
775,630 (b) Suzlon Energy Ltd 386,717
4,792 (b) Turk Hava Yollari AO 48,251
2,921 Voltronic Power Technology Corp 139,044
580,495 Weichai Power Co Ltd 1,194,953
147,100 Weichai Power Co Ltd, Class A 353,251
11,408 ZTO Express Cayman Inc, ADR 239,454
Total Industrials 14,639,545
Information Technology - 20.0%
1,033,898 Acer Inc 1,433,588
506,686 AUO Corp 284,760
406,543 Delta Electronics Inc 4,001,506
989,796 Delta Electronics Thailand PCL 1,869,555
80,154 HCL Technologies Ltd 1,312,840
125,462 Infosys Ltd 2,136,062
2,876,848 Lenovo Group Ltd 3,284,695
4,854 LG Display Co Ltd 37,017
713,966 Lite-On Technology Corp 2,192,636
19,995 Samsung Electro-Mechanics Co Ltd 2,255,423
1,512 Samsung SDI Co Ltd 474,791
46,757 SK Hynix Inc 5,893,256
1,028,124 Taiwan Semiconductor Manufacturing Co Ltd 24,943,737
470,342 United Microelectronics Corp 732,336
Total Information Technology 50,852,202
Materials - 7.8%
937,910 (b) Amman Mineral Internasional PT 559,516
9,348 Anglo American Platinum Ltd 328,417
2,814 Anglogold Ashanti Plc 65,228
70,094 Asian Paints Ltd 2,416,016
24,200 Beijing Oriental Yuhong Waterproof Technology Co Ltd, Class A 48,958
13,686 Berger Paints India Ltd 83,417
344,835 (b) Cemex SAB de CV 274,637
23,666 China Jushi Co Ltd, Class A 38,989
685,263 China Steel Corp 522,965
85,242 (c) Ganfeng Lithium Group Co Ltd 252,853

Shares Description (a) Value
Materials (continued)
34,810 Ganfeng Lithium Group Co Ltd, Class A $ 169,495
495,858 Gerdau SA 1,746,902
54,823 Gold Fields Ltd 904,323
7,108 (b) Industrias Penoles SAB de CV 103,713
316,174 Klabin SA 279,384
127,628 Klabin SA 567,334
2,987 Korea Zinc Co Ltd 1,001,718
15,315 Kumba Iron Ore Ltd 376,882
931 LG Chem Ltd 180,528
3,650 LG Chem Ltd 1,062,966
364,677 Nan Ya Plastics Corp 635,010
720 PI Industries Ltd 31,532
6,426 Pidilite Industries Ltd 234,824
3,457 POSCO Future M Co Ltd 709,109
203,623 Press Metal Aluminium Holdings Bhd 229,116
42,744 SABIC Agri-Nutrients Co 1,319,724
15,864 Sahara International Petrochemical Co 145,080
276,982 (b) Saudi Arabian Mining Co 3,736,813
207,400 Shandong Nanshan Aluminum Co Ltd, Class A 102,533
4,618 Sociedad Quimica y Minera de Chile SA, Class B 211,797
15,349 Supreme Industries Ltd 931,228
31,428 Tianqi Lithium Corp, Class A 171,473
50,600 Western Mining Co Ltd, Class A 140,449
25,800 Xiamen Tungsten Co Ltd, Class A 68,299
33,496 Zangge Mining Co Ltd, Class A 133,401
Total Materials 19,784,629
Real Estate - 1.8%
1,096,118 Aldar Properties PJSC 1,629,449
156,112 Central Pattana PCL 267,488
38,951 China Resources Land Ltd 141,686
8,651 (c) China Resources Mixc Lifestyle Services Ltd 30,805
222,556 DLF Ltd 2,378,901
Total Real Estate 4,448,329
Utilities - 3.3%
2,921 (b) Adani Green Energy Ltd 62,933
264,324 China Resources Gas Group Ltd 836,447
7,615 Cia de Saneamento Basico do Estado de Sao Paulo SABESP 118,740
322,790 Companhia Paranaense de Energia 566,102
47,768 CPFL Energia SA 293,994
655,562 Enel Chile SA 39,083
72,970 Engie Brasil Energia SA 575,808
282,883 ENN Energy Holdings Ltd 2,446,816
46,546 Equatorial Energia SA 274,709
88,618 Interconexion Electrica SA ESP 412,127
100,384 Manila Electric Co 641,209
504,365 Power Grid Corp of India Ltd 1,824,657
152,152 Tenaga Nasional Bhd 381,297
Total Utilities 8,473,922
Total Common Stocks
(cost $235,183,433) 254,532,125

Nuveen ESG Emerging Markets Equity ETF (NUEM)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 0.0%
Consumer Staples - 0.0%
$ 25 Britannia Industries Ltd 5.500% 6/03/24 $ 298
Total Consumer Staples 298
Total Corporate Bonds
(cost $5) 298
Total Long-Term Investments
(cost $235,183,438) 254,532,423
Other Assets & Liabilities, Net - (0.2)% (586,417)
Net Assets - 100% $ 253,946,006
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $7,359,621 or 2.9% of Total Investments.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
ADR American Depositary Receipt
See Notes to Financial Statements

Nuveen ESG International Developed Markets
Equity ETF (NUDM)
Portfolio of Investments April 30, 2024
(Unaudited)
h
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.1%
X –
COMMON STOCKS - 99.1%
Communication Services - 3.9%
1,594,161 BT Group PLC $ 2,048,019
120,317 KDDI Corp 3,364,120
11,774 Publicis Groupe SA 1,307,411
119,862 SoftBank Corp 1,455,573
27,605 SoftBank Group Corp 1,388,451
3,111 Swisscom AG 1,707,887
9,050 Tele2 AB 85,009
152,904 Telenor ASA 1,765,952
209,739 Telia Co AB 482,695
29,254 Telstra Group Ltd 69,716
226,683 WPP PLC 2,293,993
Total Communication Services 15,968,826
Consumer Discretionary - 12.9%
77,806 Amadeus IT Group SA 4,971,704
23,957 (b) Avolta AG 913,717
41,457 Bayerische Motoren Werke AG 4,541,417
14,130 Bayerische Motoren Werke AG 1,457,978
65,286 Cie Generale des Etablissements Michelin SCA 2,525,633
5,149 D'ieteren Group 1,118,737
9,585 Fast Retailing Co Ltd 2,530,783
66,283 H & M Hennes & Mauritz AB 1,067,386
1,746 Hermes International SCA 4,202,438
551,482 Honda Motor Co Ltd 6,350,112
208 Kering SA 73,394
16,705 Mazda Motor Corp 191,503
28,729 Mercedes-Benz Group AG 2,179,181
153,765 Oriental Land Co Ltd/Japan 4,262,212
550,364 Panasonic Holdings Corp 4,833,369
204,557 (b) Rakuten Group Inc 992,465
63,067 (b) Sharp Corp/Japan 333,039
11,857 Sodexo SA 1,036,440
85,257 Sony Group Corp 7,089,174
61,601 Wesfarmers Ltd 2,671,643
Total Consumer Discretionary 53,342,325
Consumer Staples - 9.9%
116,797 Ajinomoto Co Inc 4,360,451
494 Barry Callebaut AG 799,320
94 Chocoladefabriken Lindt & Spruengli AG 1,087,434
2 Chocoladefabriken Lindt & Spruengli AG 232,023
39,095 (b) Coca-Cola Europacific Partners PLC 2,815,622
92,043 Danone SA 5,773,171
70,477 Jeronimo Martins SGPS SA 1,458,176
22,001 Kerry Group PLC, Class A 1,900,795
8,848 L'Oreal SA 4,159,429
99,542 Mowi ASA 1,761,332
171,903 Orkla ASA 1,176,636
41,589 Reckitt Benckiser Group PLC 2,326,730
1,367,834 Tesco PLC 5,074,806
130,754 Unilever PLC 6,778,127
479,624 Wilmar International Ltd 1,135,975
Total Consumer Staples 40,840,027

Nuveen ESG International Developed Markets Equity ETF (NUDM)
(contin-
ued)
Portfolio of Investments
April 30, 2024

Shares Description (a) Value
Energy - 0.9%
59,400 Ampol Ltd $ 1,419,814
105,650 Neste Oyj 2,410,713
Total Energy 3,830,527
Financials - 21.4%
187,980 3i Group PLC 6,769,474
62,895 AIA Group Ltd 464,805
23,947 Allianz SE 6,826,417
179,886 Assicurazioni Generali SpA 4,404,681
196,388 AXA SA 6,812,043
493,359 Banco Santander SA 2,412,381
295,754 Bank Hapoalim BM 2,683,018
7,509 Banque Cantonale Vaudoise 787,620
921,222 BOC Hong Kong Holdings Ltd 2,844,514
117,013 DNB Bank ASA 2,050,922
10,450 (b) Eurazeo SE 947,532
34,800 Gjensidige Forsikring ASA 561,556
98,575 Hong Kong Exchanges & Clearing Ltd 3,171,057
1,994,244 Intesa Sanpaolo SpA 7,518,690
15,296 KBC Group NV 1,143,238
10,327,935 Lloyds Banking Group PLC 6,711,742
335,363 Mizuho Financial Group Inc 6,504,165
1,421,404 NatWest Group PLC 5,401,702
15,098 NN Group NV 699,826
102,079 (c) Poste Italiane SpA 1,301,051
136,070 Standard Chartered PLC 1,175,276
256,331 Suncorp Group Ltd 2,766,377
35,404 Svenska Handelsbanken AB 310,239
4,157 Swiss Re AG 452,436
182,730 Tokio Marine Holdings Inc 5,795,478
183,297 UBS Group AG 4,850,480
112,190 United Overseas Bank Ltd 2,500,881
60,030 (b),(c) Worldline SA/France 629,293
Total Financials 88,496,894
Health Care - 12.7%
281,223 Astellas Pharma Inc 2,705,631
135,486 Chugai Pharmaceutical Co Ltd 4,347,881
24,178 CSL Ltd 4,345,132
195,178 Daiichi Sankyo Co Ltd 6,652,907
12,914 EBOS Group Ltd 267,924
1,255 Eisai Co Ltd 51,854
49,608 (b) Hoya Corp 5,822,513
8,052 Lonza Group AG 4,480,991
20,297 Merck KGaA 3,232,615
3,701 (b),(d) NMC Health PLC –
112,088 Novo Nordisk A/S, Class B 14,504,022
42,257 Ramsay Health Care Ltd 1,433,720
322 Sartorius AG 97,196
168,229 Takeda Pharmaceutical Co Ltd 4,439,710
Total Health Care 52,382,096
Industrials - 17.6%
108,256 ABB Ltd 5,298,601
51,908 ACS Actividades de Construccion y Servicios SA 2,085,800
40,222 (b) AerCap Holdings NV 3,398,357
7,587 Aeroports de Paris 969,437
47,086 Bouygues SA 1,742,509
345,919 Brambles Ltd 3,283,984
59,414 Bunzl PLC 2,286,899

Shares Description (a) Value
Industrials (continued)
133,814 Computershare Ltd $ 2,366,075
50,565 Dai Nippon Printing Co Ltd 1,480,014
2,950 Daikin Industries Ltd 407,637
24,386 DCC PLC 1,674,833
18,153 Eiffage SA 1,946,843
11,148 Getlink SE 190,721
190,300 (b) Grab Holdings Ltd 666,050
2,793 (b) Hitachi Construction Machinery Co Ltd 80,543
362,651 Keppel Ltd 1,829,543
18,611 Komatsu Ltd 562,357
44,835 Mitsubishi Electric Corp 790,058
384,247 MTR Corp Ltd 1,269,982
13,438 MTU Aero Engines AG 3,255,938
36,944 Recruit Holdings Co Ltd 1,620,357
165,232 RELX PLC 6,833,719
30,600 Rentokil Initial PLC 155,983
30,737 Schneider Electric SE 7,069,415
2,732 SGS SA 241,461
46,601 Siemens AG 8,764,813
86,155 Smiths Group PLC 1,743,316
408,376 Transurban Group 3,325,347
41,846 Vestas Wind Systems A/S 1,130,235
5,284 Volvo AB 140,959
232,600 Volvo AB 6,005,780
Total Industrials 72,617,566
Information Technology - 7.2%
15,533 ASML Holding NV 13,830,105
2,169 Dassault Systemes SE 85,881
367,098 Fujitsu Ltd 5,681,487
6,992 Ibiden Co Ltd 270,767
40,971 Logitech International SA 3,219,070
36,274 Nokia Oyj 132,319
3,425 Nomura Research Institute Ltd 83,468
17,767 SAP SE 3,223,870
83,490 STMicroelectronics NV 3,360,650
Total Information Technology 29,887,617
Materials - 7.3%
63,328 Antofagasta PLC 1,752,437
68,370 Boliden AB 2,292,932
33,073 Croda International PLC 1,909,101
14,486 Endeavour Mining PLC 308,900
147,607 Fortescue Metals Group Ltd 2,496,859
1,437 Givaudan SA 6,182,633
28,529 (b) James Hardie Industries PLC 1,004,258
43,673 Mineral Resources Ltd 2,047,243
34,806 Mitsui Chemicals Inc 996,195
711,907 Pilbara Minerals Ltd 1,876,846
45,454 SIG Group AG 911,905
18,492 Sika AG 5,308,775
53,271 Sumitomo Metal Mining Co Ltd 1,798,888
51,819 Umicore SA 1,155,806
Total Materials 30,042,778
Real Estate - 2.8%
12,008 Covivio SA/France 601,665
147,507 Daiwa House Industry Co Ltd 4,161,860
236,447 Dexus 1,093,183
28,825 Goodman Group 593,159

Nuveen ESG International Developed Markets Equity ETF (NUDM)
(contin-
ued)
Portfolio of Investments
April 30, 2024

Shares Description (a) Value
Real Estate (continued)
282,634 Mitsui Fudosan Co Ltd $ 2,897,014
914,528 Sino Land Co Ltd 983,376
105,977 Stockland 306,232
106,660 Swire Pacific Ltd 906,880
Total Real Estate 11,543,369
Utilities - 2.5%
212,016 Iberdrola SA 2,609,309
460,245 National Grid PLC 6,039,552
11,348 Orsted AS 627,485
16,896 Verbund AG 1,293,536
Total Utilities 10,569,882
Total Common Stocks
(cost $357,929,639) 409,521,907
Total Long-Term Investments
(cost $357,929,639) 409,521,907
Other Assets & Liabilities, Net - 0.9% 3,795,133
Net Assets - 100% $ 413,317,040
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,930,344 or 0.5% of Total Investments.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
See Notes to Financial Statements

Nuveen ESG Large-Cap ETF (NULC)
Portfolio of Investments April 30, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.8%
X –
COMMON STOCKS - 99.8%
Communication Services - 9.9%
6,312 (b) Alphabet Inc, Class A $ 1,027,467
3,434 (b) Alphabet Inc, Class C 565,374
16,876 AT&T Inc 285,036
5,931 Comcast Corp, Class A 226,030
1,452 Electronic Arts Inc 184,143
5,023 Sirius XM Holdings Inc 14,768
279 (b) Take-Two Interactive Software Inc 39,844
778 Verizon Communications Inc 30,723
4,031 Walt Disney Co/The 447,844
2,260 (b) Warner Bros Discovery Inc 16,633
Total Communication Services 2,837,862
Consumer Discretionary - 7.7%
54 (b) AutoZone Inc 159,646
119 Booking Holdings Inc 410,792
182 DR Horton Inc 25,933
3,097 eBay Inc 159,619
1,324 Lowe's Cos Inc 301,859
203 (b) Lululemon Athletica Inc 73,202
232 (b) MercadoLibre Inc 338,418
2,178 Starbucks Corp 192,731
2,404 (b) Tesla Inc 440,605
1,211 TJX Cos Inc/The 113,943
Total Consumer Discretionary 2,216,748
Consumer Staples - 7.0%
3,477 Archer-Daniels-Midland Co 203,961
823 Bunge Global SA 83,748
1,599 Church & Dwight Co Inc 172,516
7,476 Coca-Cola Co/The 461,793
617 Costco Wholesale Corp 446,029
1,042 (b) Darling Ingredients Inc 44,150
3,188 Kroger Co/The 176,551
1,486 PepsiCo Inc 261,402
918 Target Corp 147,780
Total Consumer Staples 1,997,930
Energy - 2.6%
6,562 Baker Hughes Co 214,052
1,553 Cheniere Energy Inc 245,095
3,793 ONEOK Inc 300,102
Total Energy 759,249
Financials - 15.3%
695 Bank of America Corp 25,722
687 Cboe Global Markets Inc 124,450
1,219 Citigroup Inc 74,761
100 Fidelity National Information Services Inc 6,792
2,048 (b) Fiserv Inc 312,668
286 Goldman Sachs Group Inc/The 122,039
222 LPL Financial Holdings Inc 59,747
1,977 Marsh & McLennan Cos Inc 394,273
1,307 Mastercard Inc, Class A 589,718
1,722 MetLife Inc 122,400
3,894 Morgan Stanley 353,731

Nuveen ESG Large-Cap ETF (NULC)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Shares Description (a) Value
Financials (continued)
2,507 PNC Financial Services Group Inc/The $ 384,223
2,270 Progressive Corp/The 472,727
327 Regions Financial Corp 6,301
2,636 (b) Robinhood Markets Inc, Class A 43,468
1,055 S&P Global Inc 438,701
481 Travelers Cos Inc/The 102,049
4,083 Truist Financial Corp 153,317
2,314 Visa Inc, Class A 621,564
Total Financials 4,408,651
Health Care - 13.3%
841 Amgen Inc 230,384
7,062 Bristol-Myers Squibb Co 310,304
80 Cigna Group/The 28,563
1,284 (b) Cooper Cos Inc/The 114,353
1,749 Danaher Corp 431,339
3,820 (b) Edwards Lifesciences Corp 323,440
982 Eli Lilly & Co 767,040
457 (b) Exact Sciences Corp 27,123
4,341 Gilead Sciences Inc 283,033
1,121 HCA Healthcare Inc 347,308
1,558 (b) Hologic Inc 118,050
438 McKesson Corp 235,298
10 (b) Solventum Corp 650
156 STERIS PLC 31,911
396 UnitedHealth Group Inc 191,545
997 (b) Veeva Systems Inc, Class A 197,964
445 West Pharmaceutical Services Inc 159,079
179 Zimmer Biomet Holdings Inc 21,530
Total Health Care 3,818,914
Industrials - 10.2%
40 3M Co 3,861
1,680 Automatic Data Processing Inc 406,375
465 (b) Axon Enterprise Inc 145,852
715 Broadridge Financial Solutions Inc 138,288
98 (b) Builders FirstSource Inc 17,916
5,264 Carrier Global Corp 323,683
998 Deere & Co 390,627
908 Dover Corp 162,804
661 Eaton Corp PLC 210,370
1,326 Ferguson PLC 278,327
2,259 Fortive Corp 170,035
818 Fortune Brands Innovations Inc 59,796
250 Jacobs Solutions Inc 35,883
44 Old Dominion Freight Line Inc 7,995
101 Paycom Software Inc 18,986
1,263 TransUnion 92,199
267 Union Pacific Corp 63,322
2,391 United Parcel Service Inc, Class B 352,625
102 United Rentals Inc 68,135
Total Industrials 2,947,079
Information Technology - 25.6%
539 (b) Adobe Inc 249,465
1,733 Applied Materials Inc 344,261
1,011 (b) Atlassian Corp Ltd, Class A 174,195
3,757 Gen Digital Inc 75,666
8,445 Hewlett Packard Enterprise Co 143,565
10,950 Intel Corp 333,647

Shares Description (a) Value
Information Technology (continued)
2,497 International Business Machines Corp $ 415,001
172 Intuit Inc 107,607
2,079 Juniper Networks Inc 72,391
1,136 (b) Keysight Technologies Inc 168,060
52 Lam Research Corp 46,509
5,622 Marvell Technology Inc 370,546
5,479 Microsoft Corp 2,133,139
2,099 NVIDIA Corp 1,813,578
511 NXP Semiconductors NV 130,913
1,861 Salesforce Inc 500,497
1,012 Texas Instruments Inc 178,537
1,615 (b) Trimble Inc 97,013
Total Information Technology 7,354,590
Materials - 4.7%
96 Ball Corp 6,679
2,804 DuPont de Nemours Inc 203,290
1,514 Ecolab Inc 342,391
815 FMC Corp 48,093
1,684 LyondellBasell Industries NV, Class A 168,349
1,534 Newmont Corp 62,342
1,314 Sherwin-Williams Co/The 393,687
997 Steel Dynamics Inc 129,730
Total Materials 1,354,561
Real Estate - 2.0%
1,668 American Tower Corp 286,162
144 Crown Castle Inc 13,504
133 Equinix Inc 94,578
4,578 Host Hotels & Resorts Inc 86,387
1,094 Welltower Inc 104,236
Total Real Estate 584,867
Utilities - 1.5%
909 Atmos Energy Corp 107,171
2,251 Consolidated Edison Inc 212,495
3,147 Exelon Corp 118,264
Total Utilities 437,930
Total Common Stocks
(cost $23,454,764) 28,718,381
Total Long-Term Investments
(cost $23,454,764) 28,718,381
Other Assets & Liabilities, Net - 0.2% 57,442
Net Assets - 100% $ 28,775,823
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
S&P Standard & Poor's
See Notes to Financial Statements

Nuveen ESG Large-Cap Growth ETF (NULG)
Portfolio of Investments April 30, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.9%
X –
COMMON STOCKS - 99.9%
Communication Services - 13.8%
458,381 (b) Alphabet Inc, Class A $ 74,615,259
413,143 (b) Alphabet Inc, Class C 68,019,864
55,544 (b) Charter Communications Inc, Class A 14,215,931
98,249 (b) Take-Two Interactive Software Inc 14,030,940
1,338,234 (b) Warner Bros Discovery Inc 9,849,402
Total Communication Services 180,731,396
Consumer Discretionary - 18.8%
132,562 (b) Airbnb Inc, Class A 21,020,356
94,245 (b) Aptiv PLC 6,691,395
3,126 (b) AutoZone Inc 9,241,706
6,421 Booking Holdings Inc 22,165,485
7,886 (b) Chipotle Mexican Grill Inc 24,916,606
14,866 (b) Deckers Outdoor Corp 12,167,375
149,919 (b) DoorDash Inc, Class A 19,378,530
38,490 (b) Expedia Group Inc 5,181,909
43,061 (b) Lululemon Athletica Inc 15,527,796
11,884 (b) MercadoLibre Inc 17,335,191
18,445 (b) O'Reilly Automotive Inc 18,689,581
12,694 Pool Corp 4,601,956
68,082 Ross Stores Inc 8,820,023
247,151 (b) Tesla Inc 45,297,835
10,581 (b) Ulta Beauty Inc 4,283,612
35,195 Williams-Sonoma Inc 10,093,222
Total Consumer Discretionary 245,412,578
Consumer Staples - 5.7%
71,196 Church & Dwight Co Inc 7,681,337
48,253 Costco Wholesale Corp 34,882,094
86,574 Hershey Co/The 16,788,430
83,413 Lamb Weston Holdings Inc 6,951,639
102,456 Sysco Corp 7,614,530
Total Consumer Staples 73,918,030
Financials - 8.5%
22,006 FactSet Research Systems Inc 9,174,081
21,901 MarketAxess Holdings Inc 4,382,171
83,355 Mastercard Inc, Class A 37,609,776
53,682 Moody's Corp 19,880,055
150,222 Visa Inc, Class A 40,351,132
Total Financials 111,397,215
Health Care - 15.8%
59,225 Agilent Technologies Inc 8,116,194
114,446 (b) Cooper Cos Inc/The 10,192,561
79,687 Danaher Corp 19,652,408
225,177 (b) Edwards Lifesciences Corp 19,065,737
16,103 Elevance Health Inc 8,511,724
67,550 Eli Lilly & Co 52,763,305
36,807 (b) Exact Sciences Corp 2,184,495
26,434 (b) Henry Schein Inc 1,831,347
49,898 (b) Hologic Inc 3,780,771
34,269 (b) IDEXX Laboratories Inc 16,886,392
40,323 (b) Insulet Corp 6,933,137
19,673 McKesson Corp 10,568,532

Shares Description (a) Value
Health Care (continued)
5,514 (b) Mettler-Toledo International Inc $ 6,780,566
30,684 (b) Repligen Corp 5,038,313
42,741 West Pharmaceutical Services Inc 15,279,053
113,432 Zoetis Inc 18,062,912
Total Health Care 205,647,447
Industrials - 13.8%
88,483 Automatic Data Processing Inc 21,403,153
41,125 (b) Axon Enterprise Inc 12,899,268
23,779 Broadridge Financial Solutions Inc 4,599,096
31,914 Cintas Corp 21,010,263
384,362 (b) Copart Inc 20,874,700
1,752 Deere & Co 685,750
33,991 Graco Inc 2,726,078
8,355 IDEX Corp 1,841,943
10,966 Nordson Corp 2,831,312
88,672 Old Dominion Freight Line Inc 16,112,589
93,470 Paychex Inc 11,105,171
31,312 Paycom Software Inc 5,886,030
83,932 Quanta Services Inc 21,701,458
72,717 TransUnion 5,308,341
135,181 Veralto Corp 12,663,756
20,075 WW Grainger Inc 18,496,101
Total Industrials 180,145,009
Information Technology - 19.5%
56,060 (b) Adobe Inc 25,946,250
130,069 Applied Materials Inc 25,838,207
75,751 (b) Autodesk Inc 16,123,600
23,680 (b) Dayforce Inc 1,453,242
35,405 (b) Keysight Technologies Inc 5,237,816
165,229 NVIDIA Corp 142,761,160
74,460 NXP Semiconductors NV 19,075,907
8,894 (b) Paylocity Holding Corp 1,379,993
66,171 (b) Workday Inc, Class A 16,194,029
Total Information Technology 254,010,204
Materials - 2.8%
23,252 Avery Dennison Corp 5,052,194
51,900 Ecolab Inc 11,737,185
67,026 Sherwin-Williams Co/The 20,081,660
Total Materials 36,871,039
Real Estate - 1.2%
176,088 (b) CBRE Group Inc, Class A 15,300,286
Total Real Estate 15,300,286
Total Common Stocks
(cost $1,164,343,252) 1,303,433,204
Total Long-Term Investments
(cost $1,164,343,252) 1,303,433,204
Other Assets & Liabilities, Net - 0.1% 1,681,501
Net Assets - 100% $ 1,305,114,705
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
See Notes to Financial Statements

Nuveen ESG Large-Cap Value ETF (NULV)
Portfolio of Investments April 30, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.7%
X –
COMMON STOCKS - 99.7%
Communication Services - 4.8%
8,564 Electronic Arts Inc $ 1,086,087
276,757 Interpublic Group of Cos Inc/The 8,424,483
776,566 Verizon Communications Inc 30,666,591
303,962 Walt Disney Co/The 33,770,178
Total Communication Services 73,947,339
Consumer Discretionary - 2.8%
31,111 Home Depot Inc/The 10,397,918
124,642 Lowe's Cos Inc 28,417,130
27,285 Vail Resorts Inc 5,166,960
Total Consumer Discretionary 43,982,008
Consumer Staples - 12.4%
281,060 Archer-Daniels-Midland Co 16,486,980
104,669 Bunge Global SA 10,651,117
616,042 Coca-Cola Co/The 38,052,914
74,556 (b) Darling Ingredients Inc 3,158,938
431,771 Keurig Dr Pepper Inc 14,550,683
94,066 Kimberly-Clark Corp 12,842,831
451,053 Kroger Co/The 24,979,315
202,204 PepsiCo Inc 35,569,706
208,372 Procter & Gamble Co/The 34,006,310
25,239 Sysco Corp 1,875,762
Total Consumer Staples 192,174,556
Energy - 2.6%
471,905 Baker Hughes Co 15,393,541
307,890 ONEOK Inc 24,360,257
Total Energy 39,753,798
Financials - 20.6%
74,957 American Express Co 17,542,187
38,042 Assurant Inc 6,634,525
62,455 Bank of America Corp 2,311,460
401,810 Bank of New York Mellon Corp/The 22,698,247
3,618 BlackRock Inc 2,730,287
76,154 Cboe Global Markets Inc 13,795,297
380,917 Citigroup Inc 23,361,640
166,568 Fidelity National Information Services Inc 11,313,299
172,818 (b) Fiserv Inc 26,384,124
52,011 Goldman Sachs Group Inc/The 22,193,614
216,705 Hartford Financial Services Group Inc/The 20,996,547
131,287 Marsh & McLennan Cos Inc 26,182,566
320,513 MetLife Inc 22,782,064
287,531 Morgan Stanley 26,119,316
157,297 PNC Financial Services Group Inc/The 24,107,338
11,174 Prudential Financial Inc 1,234,503
670,880 Regions Financial Corp 12,927,858
104,435 Travelers Cos Inc/The 22,156,930
131,428 Truist Financial Corp 4,935,121
37,771 Willis Towers Watson PLC 9,485,809
Total Financials 319,892,732

Shares Description (a) Value
Health Care - 16.5%
63,697 Agilent Technologies Inc $ 8,729,037
106,136 Amgen Inc 29,074,896
531,163 Bristol-Myers Squibb Co 23,339,302
163,386 Cardinal Health Inc 16,835,294
59,800 Cencora Inc 14,295,190
48,307 Cigna Group/The 17,247,531
109,612 Danaher Corp 27,032,511
2,514 GE HealthCare Technologies Inc 191,667
257,640 Gilead Sciences Inc 16,798,128
69,806 HCA Healthcare Inc 21,627,295
1,006,201 Pfizer Inc 25,778,870
503 (b) Solventum Corp 32,700
71,254 STERIS PLC 14,575,718
53,613 UnitedHealth Group Inc 25,932,608
118,960 Zimmer Biomet Holdings Inc 14,308,509
Total Health Care 255,799,256
Industrials - 12.6%
2,009 3M Co 193,889
55,223 Broadridge Financial Solutions Inc 10,680,680
70,739 (b) Builders FirstSource Inc 12,932,504
12,046 Caterpillar Inc 4,030,230
48,680 Deere & Co 19,053,839
97,876 Eaton Corp PLC 31,150,016
44,230 FedEx Corp 11,578,529
110,871 Ferguson PLC 23,271,823
248,597 Fortive Corp 18,711,896
12,431 Hubbell Inc 4,605,934
111,652 Ingersoll Rand Inc 10,419,365
91,154 Jacobs Solutions Inc 13,083,334
6,844 Johnson Controls International plc 445,339
74,454 Otis Worldwide Corp 6,790,205
31,551 Owens Corning 5,307,194
32,538 TransUnion 2,375,274
122,024 United Parcel Service Inc, Class B 17,996,099
4,982 United Rentals Inc 3,327,926
Total Industrials 195,954,076
Information Technology - 13.6%
74,374 Accenture PLC, Class A 22,379,880
2,952 (b) Akamai Technologies Inc 297,945
20,613 (b) Aspentech Corp 4,058,081
418,876 Cisco Systems Inc 19,678,795
76,856 Dell Technologies Inc, Class C 9,579,332
73,288 (b) First Solar Inc 12,920,675
416,610 Gen Digital Inc 8,390,525
323,986 Hewlett Packard Enterprise Co 5,507,762
112,321 HP Inc 3,155,097
744,610 Intel Corp 22,688,267
168,025 International Business Machines Corp 27,925,755
12,674 Lam Research Corp 11,335,752
177,351 Marvell Technology Inc 11,689,205
85,469 NXP Semiconductors NV 21,896,303
173,241 Texas Instruments Inc 30,563,177
Total Information Technology 212,066,551
Materials - 5.9%
282,899 DuPont de Nemours Inc 20,510,177
100,904 Ecolab Inc 22,819,440
90,485 FMC Corp 5,339,520

Nuveen ESG Large-Cap Value ETF (NULV)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Shares Description (a) Value
Materials (continued)
187,156 LyondellBasell Industries NV, Class A $ 18,709,985
288,604 Newmont Corp 11,728,867
30,126 PPG Industries Inc 3,886,254
72,223 Steel Dynamics Inc 9,397,657
Total Materials 92,391,900
Real Estate - 3.4%
108,212 American Tower Corp 18,564,851
504,585 Host Hotels & Resorts Inc 9,521,519
15,255 Iron Mountain Inc 1,182,568
35,768 Prologis Inc 3,650,124
217,854 Welltower Inc 20,757,129
Total Real Estate 53,676,191
Utilities - 4.5%
17,871 Atmos Energy Corp 2,106,991
244,022 Consolidated Edison Inc 23,035,677
30,115 Eversource Energy 1,825,571
528,601 Exelon Corp 19,864,825
316,887 Sempra 22,698,616
Total Utilities 69,531,680
Total Common Stocks
(cost $1,469,423,849) 1,549,170,087
Total Long-Term Investments
(cost $1,469,423,849) 1,549,170,087
Other Assets & Liabilities, Net - 0.3% 5,138,918
Net Assets - 100% $ 1,554,309,005
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
See Notes to Financial Statements

Nuveen ESG Mid-Cap Growth ETF (NUMG)
Portfolio of Investments April 30, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.9%
X –
COMMON STOCKS - 99.9%
Communication Services - 9.3%
4,242 (b) Liberty Broadband Corp, Class C $ 210,955
86,849 (b) Liberty Media Corp-Liberty Formula One, Class C 6,076,825
171,093 (b) ROBLOX Corp, Class A 6,084,067
85,235 (b) Roku Inc 4,914,650
651,289 (b) Snap Inc, Class A 9,801,899
56,315 (b) Take-Two Interactive Software Inc 8,042,345
Total Communication Services 35,130,741
Consumer Discretionary - 7.4%
15,227 (b) Burlington Stores Inc 2,739,947
10,822 (b) Deckers Outdoor Corp 8,857,482
20,455 Pool Corp 7,415,551
144 (b) Ulta Beauty Inc 58,297
30,883 Williams-Sonoma Inc 8,856,627
Total Consumer Discretionary 27,927,904
Consumer Staples - 1.7%
12,693 Church & Dwight Co Inc 1,369,448
59,339 Lamb Weston Holdings Inc 4,945,312
Total Consumer Staples 6,314,760
Financials - 10.9%
107,738 Brown & Brown Inc 8,784,956
12,163 Everest Group Ltd 4,456,645
14,997 FactSet Research Systems Inc 6,252,099
34,175 LPL Financial Holdings Inc 9,197,518
26,873 MarketAxess Holdings Inc 5,377,019
288,672 (b) Toast Inc, Class A 6,821,319
Total Financials 40,889,556
Health Care - 11.8%
92,444 (b) Cooper Cos Inc/The 8,233,063
51,566 (b) DaVita Inc 7,168,190
1,282 (b) Mettler-Toledo International Inc 1,576,475
9,368 (b) Molina Healthcare Inc 3,204,793
34,333 (b) Repligen Corp 5,637,478
26,742 (b) Waters Corp 8,264,348
28,243 West Pharmaceutical Services Inc 10,096,308
Total Health Care 44,180,655
Industrials - 16.7%
32,437 (b) Axon Enterprise Inc 10,174,189
32,340 Broadridge Financial Solutions Inc 6,254,879
13,751 Expeditors International of Washington Inc 1,530,624
66,595 Graco Inc 5,340,919
15,492 Lennox International Inc 7,179,303
5,671 Paycom Software Inc 1,066,035
52,051 Quanta Services Inc 13,458,307
50,411 Veralto Corp 4,722,502
14,081 WW Grainger Inc 12,973,529
Total Industrials 62,700,287

Nuveen ESG Mid-Cap Growth ETF (NUMG)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Shares Description (a) Value
Information Technology - 35.2%
54,603 (b) Akamai Technologies Inc $ 5,511,081
7,977 (b) ANSYS Inc 2,591,568
183,797 (b) Confluent Inc, Class A 5,168,372
92,901 (b) Dayforce Inc 5,701,334
64,582 (b) Enphase Energy Inc 7,023,938
8,755 (b) Fair Isaac Corp 9,922,304
26,256 (b) Gartner Inc 10,832,963
17,495 (b) HubSpot Inc 10,582,201
44,165 (b) Keysight Technologies Inc 6,533,770
95,183 (b) Lattice Semiconductor Corp 6,529,554
24,862 (b) MongoDB Inc 9,079,105
36,924 (b) Paylocity Holding Corp 5,729,128
51,393 (b) PTC Inc 9,119,174
95,946 Seagate Technology Holdings PLC 8,242,721
60,616 Teradyne Inc 7,050,853
61,493 (b) Trade Desk Inc/The, Class A 5,094,695
102,027 (b) Twilio Inc, Class A 6,109,377
275,712 (b) UiPath Inc, Class A 5,230,256
37,169 (b) Zscaler Inc 6,428,007
Total Information Technology 132,480,401
Materials - 3.1%
45,564 Vulcan Materials Co 11,738,653
Total Materials 11,738,653
Real Estate - 3.8%
113,268 (b) CBRE Group Inc, Class A 9,841,856
24,088 SBA Communications Corp 4,483,259
Total Real Estate 14,325,115
Total Common Stocks
(cost $351,287,979) 375,688,072
Total Long-Term Investments
(cost $351,287,979) 375,688,072
Other Assets & Liabilities, Net - 0.1% 521,942
Net Assets - 100% $ 376,210,014
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
See Notes to Financial Statements

Nuveen ESG Mid-Cap Value ETF (NUMV)
Portfolio of Investments April 30, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.7%
X –
COMMON STOCKS - 99.7%
Communication Services - 3.7%
90,584 Fox Corp, Class B $ 2,597,949
129,089 Interpublic Group of Cos Inc/The 3,929,469
58,525 Omnicom Group Inc 5,433,461
Total Communication Services 11,960,879
Consumer Discretionary - 7.9%
41,789 Bath & Body Works Inc 1,898,056
644 Best Buy Co Inc 47,424
56,494 BorgWarner Inc 1,851,308
69,114 (b) CarMax Inc 4,697,679
46,158 Hasbro Inc 2,829,486
6,509 Lear Corp 819,288
102,702 LKQ Corp 4,429,537
48,479 PulteGroup Inc 5,401,530
20,997 Vail Resorts Inc 3,976,202
Total Consumer Discretionary 25,950,510
Consumer Staples - 6.3%
56,208 Bunge Global SA 5,719,726
33,844 Church & Dwight Co Inc 3,651,429
4,000 Clorox Co/The 591,480
57,774 Hormel Foods Corp 2,054,443
95,606 Kellanova 5,531,763
39,792 McCormick & Co Inc/MD 3,026,580
Total Consumer Staples 20,575,421
Energy - 4.5%
194,565 Baker Hughes Co 6,346,710
107,303 ONEOK Inc 8,489,814
Total Energy 14,836,524
Financials - 17.2%
134,520 Ally Financial Inc 5,158,842
244,322 Annaly Capital Management Inc 4,578,594
27,547 Assurant Inc 4,804,197
29,627 Cboe Global Markets Inc 5,366,931
18,422 Citizens Financial Group Inc 628,374
7,709 Discover Financial Services 976,962
61,721 Fifth Third Bancorp 2,250,348
69,510 Hartford Financial Services Group Inc/The 6,734,824
151,184 Huntington Bancshares Inc/OH 2,036,448
13,503 Jack Henry & Associates Inc 2,196,803
48,923 Nasdaq Inc 2,928,042
12,648 Northern Trust Corp 1,042,069
55,401 Principal Financial Group Inc 4,384,435
281,890 Regions Financial Corp 5,432,020
294,996 (b) Robinhood Markets Inc, Class A 4,864,484
31,456 State Street Corp 2,280,245
14,357 Synchrony Financial 631,421
Total Financials 56,295,039

Nuveen ESG Mid-Cap Value ETF (NUMV)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Shares Description (a) Value
Health Care - 7.6%
155,063 (b) Avantor Inc $ 3,757,176
38,172 Cardinal Health Inc 3,933,243
12,893 (b) Exact Sciences Corp 765,200
8,402 (b) Henry Schein Inc 582,091
5,728 (b) Incyte Corp 298,142
36,645 (b) Jazz Pharmaceuticals PLC 4,058,434
21,834 Laboratory Corp of America Holdings 4,396,713
10,111 Quest Diagnostics Inc 1,397,138
26,007 STERIS PLC 5,319,992
2,018 Teleflex Inc 421,257
Total Health Care 24,929,386
Industrials - 18.4%
26,863 Broadridge Financial Solutions Inc 5,195,573
27,597 (b) Builders FirstSource Inc 5,045,284
5,390 CH Robinson Worldwide Inc 382,690
9,145 Dover Corp 1,639,699
40,353 Expeditors International of Washington Inc 4,491,692
38,156 Ferguson PLC 8,008,944
5,679 IDEX Corp 1,251,992
66,525 Ingersoll Rand Inc 6,208,113
11,624 JB Hunt Transport Services Inc 1,889,714
35,347 Owens Corning 5,945,719
42,170 Pentair PLC 3,335,225
58,165 Robert Half Inc 4,021,528
12,050 United Rentals Inc 8,049,279
35,791 Xylem Inc/NY 4,677,884
Total Industrials 60,143,336
Information Technology - 8.0%
31,411 (b) First Solar Inc 5,537,759
223,700 Gen Digital Inc 4,505,318
337,909 Hewlett Packard Enterprise Co 5,744,453
21,091 (b) Keysight Technologies Inc 3,120,203
9,958 NetApp Inc 1,017,807
85,049 (b) Trimble Inc 5,108,894
14,170 (b) Western Digital Corp 1,003,661
Total Information Technology 26,038,095
Materials - 9.1%
6,292 Amcor PLC 56,250
267 Avery Dennison Corp 58,014
89,515 Ball Corp 6,227,559
86,886 FMC Corp 5,127,143
71,694 International Flavors & Fragrances Inc 6,068,897
12,402 Martin Marietta Materials Inc 7,280,842
38,146 Steel Dynamics Inc 4,963,557
Total Materials 29,782,262
Real Estate - 8.5%
27,935 Alexandria Real Estate Equities Inc 3,236,828
58,492 Boston Properties Inc 3,620,070
16,017 Camden Property Trust 1,596,575
143,359 Healthpeak Properties Inc 2,667,911
264,204 Host Hotels & Resorts Inc 4,985,530
82,510 Iron Mountain Inc 6,396,175
1,159 Regency Centers Corp 68,636
113,272 Ventas Inc 5,015,684
Total Real Estate 27,587,409

Shares Description (a) Value
Utilities - 8.5%
48,285 Atmos Energy Corp $ 5,692,801
198,713 CenterPoint Energy Inc 5,790,497
132,325 Essential Utilities Inc 4,840,449
98,461 Eversource Energy 5,968,706
193,173 NiSource Inc 5,381,800
Total Utilities 27,674,253
Total Common Stocks
(cost $297,731,337) 325,773,114
Total Long-Term Investments
(cost $297,731,337) 325,773,114
Other Assets & Liabilities, Net - 0.3% 902,478
Net Assets - 100% $ 326,675,592
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
See Notes to Financial Statements

Nuveen ESG Small-Cap ETF (NUSC)
Portfolio of Investments April 30, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.8%
X –
COMMON STOCKS - 99.8%
Communication Services - 2.0%
69,054 (b) AMC Entertainment Holdings Inc, Class A $ 202,328
80,975 (b) Cars.com Inc 1,353,092
83,216 (b) Cinemark Holdings Inc 1,426,322
342,297 (b) Clear Channel Outdoor Holdings Inc 475,793
49,095 (b) Consolidated Communications Holdings Inc 212,090
56,269 (b) Frontier Communications Parent Inc 1,302,065
62,250 (b) Gogo Inc 563,985
102,230 Gray Television Inc 587,822
108,535 (b) iHeartCommunications Inc, Class A 227,924
53,568 Iridium Communications Inc 1,649,359
55,738 John Wiley & Sons Inc, Class A 2,094,077
24,422 (b) Liberty Latin America Ltd, Class A 184,386
27,060 (b) Lions Gate Entertainment Corp, Class B 255,176
148,769 (b) Magnite Inc 1,313,630
26,738 (b) MediaAlpha Inc, Class A 541,444
89,320 New York Times Co/The, Class A 3,843,440
171,316 TEGNA Inc 2,336,750
39,310 (b) Vimeo Inc 141,123
54,287 (b) Ziff Davis Inc 2,720,322
36,841 (b) ZoomInfo Technologies Inc 584,298
Total Communication Services 22,015,426
Consumer Discretionary - 15.8%
38,665 (b) 1-800-Flowers.com Inc, Class A 350,692
276,997 ADT Inc 1,800,480
9,987 Advance Auto Parts Inc 728,851
43,278 American Eagle Outfitters Inc 1,049,924
7,754 (b) America's Car-Mart Inc/TX 443,839
180,945 Aramark 5,701,577
19,138 (b) Asbury Automotive Group Inc 4,023,573
10,176 (b) AutoNation Inc 1,639,862
36,727 (b) Beazer Homes USA Inc 1,029,458
56,035 (b) Bright Horizons Family Solutions Inc 5,811,390
21,858 (b) Brinker International Inc 1,171,589
56,645 Brunswick Corp/DE 4,567,853
17,522 Carriage Services Inc 448,213
8,226 Carter's Inc 562,741
142,877 (b) Chegg Inc 738,674
10,694 Columbia Sportswear Co 851,563
46,007 Cricut Inc, Class A 244,757
47,674 (b) Crocs Inc 5,929,215
12,870 Dine Brands Global Inc 567,567
45,869 (b) European Wax Center Inc, Class A 539,419
14,044 Foot Locker Inc 292,817
101,430 (b) Frontdoor Inc 3,112,887
59,298 Gap Inc/The 1,216,795
17,588 Group 1 Automotive Inc 5,171,224
183,910 H&R Block Inc 8,686,069
23,697 Harley-Davidson Inc 814,940
26,687 (b) Helen of Troy Ltd 2,474,152
37,592 (b) iRobot Corp 321,787
26,909 KB Home 1,742,627
5,969 Kohl's Corp 142,898
62,272 Kontoor Brands Inc 3,864,600
25,455 LCI Industries 2,646,811

Shares Description (a) Value
Consumer Discretionary (continued)
6,406 Leggett & Platt Inc $ 115,756
224,886 (b) Leslie's Inc 883,802
118,489 Levi Strauss & Co, Class A 2,514,337
26,332 Lithia Motors Inc 6,698,334
423,461 (b) Lucid Group Inc 1,079,826
326,728 (b) Luminar Technologies Inc 480,290
120,137 Macy's Inc 2,214,125
25,583 (b) MarineMax Inc 631,133
39,197 Marriott Vacations Worldwide Corp 3,767,224
19,799 (b) MasterCraft Boat Holdings Inc 400,534
379,161 (b) Mattel Inc 6,946,229
6,474 Meritage Homes Corp 1,073,001
31,698 (b) Modine Manufacturing Co 2,936,186
15,776 Monro Inc 429,896
20,260 Movado Group Inc 516,022
25,811 Murphy USA Inc 10,681,108
87,066 (b) National Vision Holdings Inc 1,516,690
164,861 Newell Brands Inc 1,308,996
93,288 Nordstrom Inc 1,773,405
50,685 (b) Overstock.com Inc 1,020,289
115,628 (b) Petco Health & Wellness Co Inc 173,442
46,981 (b) Planet Fitness Inc 2,811,343
5,321 PVH Corp 578,925
157,034 Service Corp International/US 11,260,908
3,956 Signet Jewelers Ltd 387,807
151,688 (b) Sonos Inc 2,563,527
11,867 Steven Madden Ltd 479,545
52,346 (b) Stride Inc 3,494,095
74,143 Tapestry Inc 2,959,789
32,054 (b) Taylor Morrison Home Corp 1,795,345
37,201 Thor Industries Inc 3,698,523
12,606 (b) TopBuild Corp 5,101,270
107,051 (b) Topgolf Callaway Brands Corp 1,714,957
89,411 Travel + Leisure Co 3,892,955
8,909 (b) Tri Pointe Homes Inc 328,297
48,335 (b) United Parks & Resorts Inc 2,456,385
79,434 (b) Valvoline Inc 3,377,534
28,804 VF Corp 358,898
49,456 (b) Victoria's Secret & Co 871,415
68,555 Wendy's Co/The 1,370,414
19,560 Whirlpool Corp 1,855,462
37,359 Winnebago Industries Inc 2,300,567
27,920 (b) XPEL Inc 1,467,196
29,126 (b) Xponential Fitness Inc, Class A 371,356
62,164 (b) YETI Holdings Inc 2,220,498
Total Consumer Discretionary 173,566,480
Consumer Staples - 3.6%
40,873 Andersons Inc/The 2,245,562
10,736 Casey's General Stores Inc 3,431,011
128,722 Flowers Foods Inc 3,210,327
53,704 (b) Freshpet Inc 5,696,383
44,443 (b) Hain Celestial Group Inc/The 272,880
54,254 (b) Mission Produce Inc 615,783
34,636 (b) Performance Food Group Co 2,351,092
44,941 Spectrum Brands Holdings Inc 3,679,320
50,449 (b) TreeHouse Foods Inc 1,894,360
184,873 (b) US Foods Holding Corp 9,289,868
14,111 (b) USANA Health Sciences Inc 585,889
34,924 (b) Vital Farms Inc 934,566
15,233 WD-40 Co 3,444,638

Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Shares Description (a) Value
Consumer Staples (continued)
88,193 WK Kellogg Co $ 2,058,425
Total Consumer Staples 39,710,104
Energy - 4.2%
187,551 Archrock Inc 3,599,104
57,699 Cactus Inc, Class A 2,864,178
248,623 ChampionX Corp 8,346,274
233,599 (b) Clean Energy Fuels Corp 541,950
81,710 Delek US Holdings Inc 2,233,134
25,369 (b) DMC Global Inc 402,099
24,081 Excelerate Energy Inc, Class A 406,006
117,118 (b) Expro Group Holdings NV 2,197,134
76,991 (b) Green Plains Inc 1,591,404
246,055 NOV Inc 4,549,557
83,428 (b) Oceaneering International Inc 1,911,335
306,707 TechnipFMC PLC 7,857,833
58,544 (b) Weatherford International PLC 7,237,209
77,161 World Kinect Corp 1,813,284
Total Energy 45,550,501
Financials - 17.0%
678,967 AGNC Investment Corp 6,212,548
21,335 Amalgamated Financial Corp 523,561
24,252 A-Mark Precious Metals Inc 971,778
56,577 (b) Ambac Financial Group Inc 817,538
133,737 Apollo Commercial Real Estate Finance Inc 1,287,887
52,977 Artisan Partners Asset Management Inc, Class A 2,168,349
5,504 Atlantic Union Bankshares Corp 174,862
56,958 (b) AvidXchange Holdings Inc 664,130
21,133 Banc of California Inc 289,311
53,177 (b) Bancorp Inc/The 1,592,119
29,415 Bank OZK 1,313,380
6,423 Banner Corp 280,235
18,283 Bar Harbor Bankshares 458,538
30,586 Berkshire Hills Bancorp Inc 652,093
37,877 BOK Financial Corp 3,360,826
62,150 Bread Financial Holdings Inc 2,293,956
77,653 (b) BRP Group Inc 2,068,676
9,381 Cadence Bank 259,572
9,104 Cambridge Bancorp 558,712
75,150 (b) Cantaloupe Inc 435,118
16,010 Cass Information Systems Inc 691,472
88,095 Commerce Bancshares Inc/MO 4,817,035
31,844 (b) Donnelley Financial Solutions Inc 1,999,166
120,512 East West Bancorp Inc 8,976,939
37,330 Enterprise Financial Services Corp 1,418,913
81,486 EVERTEC Inc 3,058,170
131,209 First American Financial Corp 7,028,866
157,824 First BanCorp/Puerto Rico 2,722,464
10,656 First Financial Bancorp 235,604
392,014 First Horizon Corp 5,848,849
20,934 First Interstate BancSystem Inc, Class A 558,938
405,350 FNB Corp/PA 5,407,369
93,487 Glacier Bancorp Inc 3,382,360
49,222 (b) Green Dot Corp, Class A 430,692
49,857 Hancock Whitney Corp 2,263,009
34,250 Hanmi Financial Corp 524,025
127,694 Hannon Armstrong Sustainable Infrastructure Capital Inc 3,193,627
5,309 Hanover Insurance Group Inc/The 689,214
30,344 Independent Bank Corp 1,524,483
24,475 Independent Bank Corp/MI 607,225

Shares Description (a) Value
Financials (continued)
68,167 International Bancshares Corp $ 3,793,494
59,969 Invesco Mortgage Capital Inc 512,735
83,966 Jackson Financial Inc, Class A 5,736,557
8,521 Lincoln National Corp 232,368
34,101 Moelis & Co, Class A 1,673,677
17,168 Morningstar Inc 4,852,535
3,888 Nelnet Inc, Class A 366,172
60,780 Old National Bancorp/IN 1,005,301
7,272 Old Republic International Corp 217,142
31,467 (b) Palomar Holdings Inc 2,475,509
46,170 PennyMac Financial Services Inc 3,953,999
3,008 Pinnacle Financial Partners Inc 230,714
29,271 PJT Partners Inc, Class A 2,765,817
37,178 Primerica Inc 7,876,531
63,656 ProAssurance Corp 850,444
54,407 PROG Holdings Inc 1,808,489
36,196 Reinsurance Group of America Inc 6,768,290
102,795 (b) Repay Holdings Corp 1,045,425
147,136 (b) Rocket Cos Inc, Class A 1,806,830
125,938 Ryan Specialty Holdings Inc 6,213,781
4,663 Selective Insurance Group Inc 473,994
45,325 SouthState Corp 3,431,102
245,942 Starwood Property Trust Inc 4,665,520
34,984 Stewart Information Services Corp 2,169,358
101,623 Synovus Financial Corp 3,637,087
57,150 Unum Group 2,897,505
417,071 Valley National Bancorp 2,923,668
41,696 Walker & Dunlop Inc 3,820,604
68,961 Webster Financial Corp 3,022,561
102,124 Western Alliance Bancorp 5,803,707
380,402 Western Union Co/The 5,112,603
42,687 (b) WEX Inc 9,018,056
141,650 WisdomTree Inc 1,260,685
64,674 Zions Bancorp NA 2,637,406
Total Financials 186,821,275
Health Care - 10.9%
342,452 (b) 23andMe Holding Co, Class A 171,979
87,914 (b) 89bio Inc 748,148
2,872 (b) Acadia Healthcare Co Inc 212,356
85,772 (b) Accolade Inc 654,440
97,389 (b) AdaptHealth Corp 959,282
52,184 (b) Agiliti Inc 529,668
56,167 (b) Alector Inc 285,328
101,043 (b) Alkermes PLC 2,479,595
58,263 (b) Alphatec Holdings Inc 735,279
41,411 (b) Alpine Immune Sciences Inc 2,674,737
48,145 (b) AMN Healthcare Services Inc 2,887,737
11,126 (b) AnaptysBio Inc 270,807
67,325 (b) Anavex Life Sciences Corp 245,736
16,601 (b) Apogee Therapeutics Inc 835,030
30,212 (b) Arcturus Therapeutics Holdings Inc 772,521
32,035 (b) Arvinas Inc 1,017,752
1,746 Atrion Corp 739,064
33,773 (b) Azenta Inc 1,771,732
81,986 (b) Biohaven Ltd 3,181,057
228,782 (b) Brookdale Senior Living Inc 1,553,430
32,909 (b) Cabaletta Bio Inc 350,316
33,049 (b) Castle Biosciences Inc 697,003
11,905 (b) CorVel Corp 2,843,509
29,503 (b) CRISPR Therapeutics AG 1,563,364

Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Shares Description (a) Value
Health Care (continued)
42,105 (b) Cross Country Healthcare Inc $ 741,048
61,510 (b) CryoPort Inc 995,847
30,335 (b) Cullinan Therapeutics Inc 819,348
53,601 (b) Cytokinetics Inc 3,286,813
15,200 (b) Disc Medicine Inc 423,168
114,505 (b) DocGo Inc 387,027
44,709 (b) Edgewise Therapeutics Inc 802,080
314,068 (b) Elanco Animal Health Inc 4,133,135
74,062 Embecta Corp 750,248
18,179 (b) Enliven Therapeutics Inc 316,133
38,712 (b) Enovis Corp 2,138,064
26,059 Ensign Group Inc/The 3,084,343
15,144 (b) Entrada Therapeutics Inc 179,456
25,025 (b) Envista Holdings Corp 492,492
19,204 (b) Establishment Labs Holdings Inc 960,392
107,098 (b) Fortrea Holdings Inc 3,918,716
24,122 (b) Fulgent Genetics Inc 490,883
120,023 (b) Geron Corp 471,690
11,828 (b) Glaukos Corp 1,135,488
42,735 (b) Haemonetics Corp 3,929,483
55,321 (b) Health Catalyst Inc 344,097
63,999 (b) Ideaya Biosciences Inc 2,601,559
18,478 (b) Inari Medical Inc 689,969
11,056 (b) Integer Holdings Corp 1,234,181
10,451 (b) Integra LifeSciences Holdings Corp 304,856
11,905 (b) Intellia Therapeutics Inc 254,767
19,932 (b) Janux Therapeutics Inc 1,136,124
26,183 (b) Keros Therapeutics Inc 1,476,459
10,753 (b) Kura Oncology Inc 210,974
156,951 (b) Lyell Immunopharma Inc 340,584
5,269 (b) Merit Medical Systems Inc 390,433
46,574 (b) Merus NV 2,091,638
14,606 (b) ModivCare Inc 342,803
23,232 (b) MoonLake Immunotherapeutics 950,421
36,833 (b) Morphic Holding Inc 1,004,436
102,242 (b) NeoGenomics Inc 1,423,209
77,190 (b) Novocure Ltd 944,806
49,971 (b) Omnicell Inc 1,339,723
43,392 (b) OraSure Technologies Inc 229,544
41,671 (b) Orthofix Medical Inc 541,723
88,036 (b) Owens & Minor Inc 2,178,011
42,116 (b) Paragon 28 Inc 388,310
105,401 Patterson Cos Inc 2,684,564
14,214 (b) Pennant Group Inc/The 297,215
4,977 (b) Penumbra Inc 977,831
8,849 Perrigo Co PLC 289,008
36,223 (b) PetIQ Inc 591,159
35,681 (b) Phathom Pharmaceuticals Inc 322,199
23,846 Phibro Animal Health Corp, Class A 398,228
55,926 (b) Pliant Therapeutics Inc 661,045
19,464 Premier Inc, Class A 406,408
40,861 (b) PROCEPT BioRobotics Corp 2,164,816
24,900 (b) Progyny Inc 798,294
212,126 (b) Project Roadrunner Parent Inc 2,607,029
58,621 (b) Protagonist Therapeutics Inc 1,471,973
49,969 (b) Prothena Corp PLC 1,016,370
37,077 (b) QuidelOrtho Corp 1,503,472
28,300 (b) RAPT Therapeutics Inc 217,910
181,785 (b) Recursion Pharmaceuticals Inc, Class A 1,421,559
101,069 (b) Revance Therapeutics Inc 364,859
29,704 (b) RxSight Inc 1,548,470

Shares Description (a) Value
Health Care (continued)
56,548 (b) Sana Biotechnology Inc $ 508,932
50,005 (b) Scholar Rock Holding Corp 733,573
395,026 (b) Sharecare Inc 282,799
22,744 (b) Shockwave Medical Inc 7,509,841
126,252 (b) Sotera Health Co 1,414,022
6,464 (b) STAAR Surgical Co 297,085
52,755 (b) Tango Therapeutics Inc 406,214
27,484 (b) Tarsus Pharmaceuticals Inc 863,822
124,999 (b) Teladoc Health Inc 1,593,737
39,623 (b) Terns Pharmaceuticals Inc 200,096
47,603 (b) Treace Medical Concepts Inc 493,643
16,473 (b) Ultragenyx Pharmaceutical Inc 700,761
49,198 (b) Varex Imaging Corp 799,468
24,835 (b) Vaxcyte Inc 1,503,759
39,971 (b) Vera Therapeutics Inc 1,579,254
51,742 (b) Verve Therapeutics Inc 310,969
46,747 (b) Viridian Therapeutics Inc 619,865
42,473 (b) Xenon Pharmaceuticals Inc 1,726,528
52,838 (b) Zymeworks Inc 453,350
Total Health Care 119,794,478
Industrials - 18.4%
53,301 AAON Inc 5,015,091
121,992 ACCO Brands Corp 588,001
3,657 Acuity Brands Inc 908,033
56,860 Advanced Drainage Systems Inc 8,927,020
4,276 AGCO Corp 488,276
134,131 Air Lease Corp 6,738,741
1,842 (b) American Woodmark Corp 169,611
1,267 ArcBest Corp 140,523
23,020 Arcosa Inc 1,749,980
163,717 (b) Array Technologies Inc 2,020,268
45,918 (b) ASGN Inc 4,428,791
20,865 Atkore Inc 3,657,634
61,017 Barnes Group Inc 2,118,510
28,295 (b) Beacon Roofing Supply Inc 2,787,906
50,362 Boise Cascade Co 6,661,382
56,739 Brady Corp 3,347,601
22,731 (b) CECO Environmental Corp 491,444
32,806 (b) Chart Industries Inc 4,726,032
381,080 (b) Clarivate PLC 2,576,101
19,377 Comfort Systems USA Inc 5,995,438
55,343 Concentrix Corp 3,025,602
61,029 Crane Co 8,544,670
37,412 CSG Systems International Inc 1,767,343
54,695 Deluxe Corp 1,080,226
135,812 (b) DNOW Inc 1,916,307
2,551 Donaldson Co Inc 184,182
32,842 EMCOR Group Inc 11,730,177
70,697 (b) Energy Recovery Inc 1,053,385
69,163 Enerpac Tool Group Corp 2,464,278
210,840 (b) ExlService Holdings Inc 6,114,360
65,490 First Advantage Corp 1,067,487
30,472 (b) FTI Consulting Inc 6,515,828
586,471 (b) FuelCell Energy Inc 544,128
33,231 (b) Generac Holdings Inc 4,518,087
28,500 Greenbrier Cos Inc/The 1,407,615
49,508 (b) GXO Logistics Inc 2,458,567
59,415 Hexcel Corp 3,815,037
3,899 Hillenbrand Inc 186,060
59,123 HNI Corp 2,480,210

Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Shares Description (a) Value
Industrials (continued)
4,414 ICF International Inc $ 636,896
72,404 Interface Inc 1,107,057
16,060 John Bean Technologies Corp 1,430,785
80,240 KBR Inc 5,210,786
11,094 Kelly Services Inc, Class A 254,496
84,873 (b) Kratos Defense & Security Solutions Inc 1,512,437
1,953 Landstar System Inc 340,623
88,232 (b) Leonardo DRS Inc 1,898,753
13,840 Lindsay Corp 1,607,516
58,238 (b) Mercury Systems Inc 1,642,312
34,569 Moog Inc, Class A 5,498,891
107,972 (b) MRC Global Inc 1,212,526
16,603 Mueller Water Products Inc, Class A 262,992
21,179 (b) MYR Group Inc 3,521,009
80,834 (b) NEXTracker Inc, Class A 3,458,887
197,236 Pitney Bowes Inc 840,225
660,733 (b) Plug Power Inc 1,526,293
12,242 Powell Industries Inc 1,750,606
29,661 (b) Proto Labs Inc 904,067
187,005 (b) Resideo Technologies Inc 3,652,208
9,527 Rush Enterprises Inc 389,750
32,403 Rush Enterprises Inc, Class A 1,423,140
15,907 Ryder System Inc 1,938,268
10,613 (b) Saia Inc 4,211,557
57,046 (b) SiteOne Landscape Supply Inc 8,949,947
6,279 (b) SPX Technologies Inc 764,845
198,486 (b) Stem Inc 365,214
256,816 (b) Sunrun Inc 2,642,637
41,735 TriNet Group Inc 4,188,942
30,247 (b) Triumph Group Inc 404,100
39,315 (b) TrueBlue Inc 409,662
16,241 (b) V2X Inc 788,988
475,240 (b) Virgin Galactic Holdings Inc 413,506
16,722 VSE Corp 1,305,487
11,912 WESCO International Inc 1,819,558
95,485 (b) WillScot Mobile Mini Holdings Corp 3,529,126
53,026 (b) XPO Inc 5,698,174
Total Industrials 201,922,198
Information Technology - 13.4%
137,297 (b) ACI Worldwide Inc 4,681,828
27,163 (b) Altair Engineering Inc, Class A 2,185,263
24,066 (b) Appfolio Inc, Class A 5,457,688
37,398 Badger Meter Inc 6,840,842
51,338 Belden Inc 4,172,239
31,738 (b) Blackbaud Inc 2,473,025
14,861 (b) Box Inc, Class A 386,683
74,988 (b) Calix Inc 2,079,417
45,437 (b) Cerence Inc 413,931
48,142 (b) Cirrus Logic Inc 4,263,937
242,013 (b) CommScope Holding Co Inc 216,360
7,882 (b) CommVault Systems Inc 807,669
23,142 (b) CS Disco Inc 174,722
43,773 (b) Digi International Inc 1,342,080
17,603 (b) Digimarc Corp 372,127
75,533 Dolby Laboratories Inc, Class A 5,865,893
111,965 (b) DoubleVerify Holdings Inc 3,280,575
247,261 (b) DXC Technology Co 4,819,117
211,182 (b) E2open Parent Holdings Inc 1,024,233
3,202 (b) Elastic NV 327,308
51,906 (b) Envestnet Inc 3,221,805

Shares Description (a) Value
Information Technology (continued)
210,888 (b) Flex Ltd $ 6,041,941
25,601 (b) Gitlab Inc, Class A 1,343,284
136,557 (b) Harmonic Inc 1,466,622
127,699 (b) Infinera Corp 615,509
39,443 (b) Informatica Inc, Class A 1,221,550
19,637 (b) Insight Enterprises Inc 3,585,127
32,719 InterDigital Inc 3,230,347
57,465 (b) Itron Inc 5,293,676
9,877 (b) Jamf Holding Corp 192,305
22,314 (b) Kimball Electronics Inc 467,032
38,345 Kulicke & Soffa Industries Inc 1,774,607
4,662 Littelfuse Inc 1,075,244
18,310 (b) LiveRamp Holdings Inc 587,934
2,873 (b) Lumentum Holdings Inc 125,723
70,650 (b) Matterport Inc 324,990
42,413 Methode Electronics Inc 517,014
221,766 (b) Mirion Technologies Inc 2,410,596
8,689 (b) Model N Inc 257,629
76,938 (b) N-able Inc/US 943,260
171,244 (b) NCR Corp 2,097,739
33,740 (b) NETGEAR Inc 498,677
34,929 (b) Novanta Inc 5,466,389
126,474 (b) Nutanix Inc, Class A 7,676,972
23,486 (b) Onto Innovation Inc 4,356,418
59,678 (b) Paycor HCM Inc 1,036,607
38,176 (b) PDF Solutions Inc 1,148,334
3,933 Pegasystems Inc 233,699
17,529 Power Integrations Inc 1,169,535
95,477 (b) Procore Technologies Inc 6,532,536
47,699 Progress Software Corp 2,376,364
15,025 (b) PROS Holdings Inc 492,069
102,314 (b) Rambus Inc 5,608,853
121,951 (b) Ribbon Communications Inc 386,585
14,958 (b) Rogers Corp 1,781,348
17,512 (b) Silicon Laboratories Inc 2,127,533
2,321 (b) SolarEdge Technologies Inc 136,127
32,275 (b) SPS Commerce Inc 5,611,654
48,841 (b) Teradata Corp 1,812,001
60,474 (b) Veeco Instruments Inc 2,137,151
125,452 Vontier Corp 5,097,115
42,809 (b) Weave Communications Inc 457,628
67,010 (b) Wolfspeed Inc 1,811,280
8,264 Xerox Holdings Corp 109,829
53,775 (b) Xperi Inc 565,175
Total Information Technology 146,608,750
Materials - 5.7%
2,947 AptarGroup Inc 425,488
26,310 (b) ATI Inc 1,570,707
168,190 (b) Axalta Coating Systems Ltd 5,287,894
40,698 Balchem Corp 5,753,883
83,776 Berry Global Group Inc 4,745,073
113,457 Commercial Metals Co 6,097,179
44,136 Compass Minerals International Inc 549,493
270,010 Element Solutions Inc 6,245,331
100,806 Graphic Packaging Holding Co 2,605,835
5,338 Greif Inc, Class B 333,518
4,333 HB Fuller Co 323,718
29,403 Innospec Inc 3,528,360
48,157 (b) Knife River Corp 3,765,396
26,045 Koppers Holdings Inc 1,335,588

Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Shares Description (a) Value
Materials (continued)
47,031 Louisiana-Pacific Corp $ 3,442,199
26,234 Materion Corp 3,015,336
35,143 (b) Metallus Inc 722,540
39,296 Minerals Technologies Inc 2,864,285
12,467 Olympic Steel Inc 792,527
25,396 (b) Piedmont Lithium Inc 311,101
32,466 Radius Recycling Inc 565,558
56,303 (b) Ranpak Holdings Corp 407,634
12,660 Royal Gold Inc 1,520,846
45,742 Sensient Technologies Corp 3,349,229
28,447 Stepan Co 2,360,817
Total Materials 61,919,535
Real Estate - 6.4%
46,599 (b) Anywhere Real Estate Inc 226,471
59,130 Armada Hoffler Properties Inc 622,048
208,309 Brandywine Realty Trust 945,723
15,365 CBL & Associates Properties Inc 334,189
444,383 (b) Compass Inc, Class A 1,399,806
93,157 (b) Cushman & Wakefield PLC 898,965
114,183 Easterly Government Properties Inc 1,334,799
170,439 Empire State Realty Trust Inc, Class A 1,550,995
119,588 (b) Equity Commonwealth 2,238,687
22,591 Federal Realty Investment Trust 2,353,305
59,897 First Industrial Realty Trust Inc 2,720,522
3,037 (b) Howard Hughes Holdings Inc 197,891
154,928 Hudson Pacific Properties Inc 898,582
20,520 (b) Jones Lang LaSalle Inc 3,707,964
35,707 Kennedy-Wilson Holdings Inc 306,723
136,465 Kilroy Realty Corp 4,612,517
5,915 Marcus & Millichap Inc 187,328
143,054 Omega Healthcare Investors Inc 4,350,272
178,454 Outfront Media Inc 2,830,280
189,780 Park Hotels & Resorts Inc 3,061,151
121,176 Phillips Edison & Co Inc 3,962,455
45,033 Piedmont Office Realty Trust Inc, Class A 310,277
100,964 PotlatchDeltic Corp 4,039,570
144,860 Rexford Industrial Realty Inc 6,201,457
56,195 Ryman Hospitality Properties Inc 5,927,449
61,408 SL Green Realty Corp 3,059,961
133,100 Tanger Inc 3,773,385
25,839 (b) Tejon Ranch Co 433,578
61,873 Terreno Realty Corp 3,362,798
304,499 Uniti Group Inc 1,750,869
13,870 Veris Residential Inc 199,867
133,921 Xenia Hotels & Resorts Inc 1,857,484
Total Real Estate 69,657,368
Utilities - 2.4%
27,943 American States Water Co 1,979,482
24,739 Chesapeake Utilities Corp 2,619,118
41,054 Clearway Energy Inc, Class A 891,282
105,107 Clearway Energy Inc, Class C 2,457,402
121,493 New Jersey Resources Corp 5,308,029
70,426 ONE Gas Inc 4,543,885
11,368 SJW Group 618,988
138,417 (b) Sunnova Energy International Inc 582,736

Shares Description (a) Value
Utilities (continued)
267,996 UGI Corp $ 6,849,978
Total Utilities 25,850,900
Total Common Stocks
(cost $1,052,073,378) 1,093,417,015
Shares Description (a) Value
X –
COMMON STOCK RIGHTS - 0.0%
Health Care - 0.0%
26,689 (c) Bristol-Myers Squibb Co 18,682
23,934 (c) CinCor Pharma Inc 73,238
Total Health Care 91,920
Total Common Stock Rights
(cost $0) 91,920
Total Long-Term Investments
(cost $1,052,073,378) 1,093,508,935
Other Assets & Liabilities, Net - 0.2% 2,125,535
Net Assets - 100% $ 1,095,634,470
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
See Notes to Financial Statements

Nuveen Dividend Growth ETF (NDVG)
Portfolio of Investments April 30, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.0%
X 13,813,378
COMMON STOCKS - 99.0% X 13,813,378
Banks - 3 .4%
2,442 JPMorgan Chase & Co $ 468,229
Total Banks 468,229
Capital Goods - 7 .3%
1,070 Eaton Corp PLC 340,538
1,258 Honeywell International Inc 242,454
349 Northrop Grumman Corp 169,276
838 Trane Technologies PLC 265,931
Total Capital Goods 1,018,199
Consumer Discretionary Distribution & Retail - 4 .1%
1,306 Lowe's Cos Inc 297,755
2,858 TJX Cos Inc/The 268,909
Total Consumer Discretionary Distribution & Retail 566,664
Consumer Services - 3 .2%
1,058 McDonald's Corp 288,876
1,858 Starbucks Corp 164,415
Total Consumer Services 453,291
Consumer Staples Distribution & Retail - 2 .0%
4,764 Walmart Inc 282,743
Total Consumer Staples Distribution & Retail 282,743
Energy - 4 .8%
2,004 Chevron Corp 323,185
2,970 Exxon Mobil Corp 351,262
Total Energy 674,447
Equity Real Estate Investment Trusts (REITs) - 4 .2%
1,648 American Tower Corp 282,731
2,992 Prologis Inc 305,334
Total Equity Real Estate Investment Trusts (REITs) 588,065
Financial Services - 9 .9%
1,669 American Express Co 390,596
4,664 Charles Schwab Corp/The 344,903
829 Mastercard Inc, Class A 374,045
666 S&P Global Inc 276,942
Total Financial Services 1,386,486
Food, Beverage & Tobacco - 5 .2%
3,407 Mondelez International Inc, Class A 245,100
1,354 PepsiCo Inc 238,182
2,564 Philip Morris International Inc 243,426
Total Food, Beverage & Tobacco 726,708
Health Care Equipment & Services - 7 .6%
3,061 Abbott Laboratories 324,374
591 Elevance Health Inc 312,391
879 UnitedHealth Group Inc 425,172
Total Health Care Equipment & Services 1,061,937

Shares Description (a) Value
Insurance - 2 .3%
1,597 Marsh & McLennan Cos Inc $ 318,490
Total Insurance 318,490
Materials - 4 .7%
1,053 Linde PLC 464,331
1,103 Packaging Corp of America 190,797
Total Materials 655,128
Media & Entertainment - 2 .1%
7,515 Comcast Corp, Class A 286,397
Total Media & Entertainment 286,397
Pharmaceuticals, Biotechnology & Life Sciences - 4 .0%
2,038 AbbVie Inc 331,460
1,409 Zoetis Inc 224,369
Total Pharmaceuticals, Biotechnology & Life Sciences 555,829
Semiconductors & Semiconductor Equipment - 7 .6%
500 Broadcom Inc 650,135
2,028 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 278,526
755 Texas Instruments Inc 133,197
Total Semiconductors & Semiconductor Equipment 1,061,858
Software & Services - 10 .8%
1,264 Accenture PLC, Class A 380,350
2,902 Microsoft Corp 1,129,836
Total Software & Services 1,510,186
Technology Hardware & Equipment - 9 .9%
5,196 Apple Inc 885,035
1,451 Motorola Solutions Inc 492,106
Total Technology Hardware & Equipment 1,377,141
Transportation - 1 .6%
953 Union Pacific Corp 226,013
Total Transportation 226,013
Utilities - 4 .3%
5,101 NextEra Energy Inc 341,614
3,073 WEC Energy Group Inc 253,953
Total Utilities 595,567
Total Common Stocks
(cost $13,014,985) 13,813,378
Total Long-Term Investments
(cost $13,014,985) 13,813,378
Other Assets & Liabilities, Net - 1.0% 145,463
Net Assets - 100% $ 13,958,841
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
ADR American Depositary Receipt
S&P Standard & Poor's
See Notes to Financial Statements

Nuveen Growth Opportunities ETF (NUGO)
Portfolio of Investments April 30, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.2%
X
2,777,548,852
COMMON STOCKS - 99.2% X 2,777,548,852
Capital Goods - 3 .2%
144,974 (b) Boeing Co/The $ 24,332,436
394,273 Carrier Global Corp 24,243,847
84,939 Eaton Corp PLC 27,032,686
127,675 Emerson Electric Co 13,760,812
Total Capital Goods 89,369,781
Consumer Discretionary Distribution & Retail - 9 .7%
1,561,230 (b) Amazon.com Inc 273,215,250
Total Consumer Discretionary Distribution & Retail 273,215,250
Consumer Services - 4 .3%
11,126 Booking Holdings Inc 38,407,286
14,336 (b) Chipotle Mexican Grill Inc 45,296,026
580,029 (b) DraftKings Inc, Class A 24,106,005
244,170 Las Vegas Sands Corp 10,831,381
Total Consumer Services 118,640,698
Consumer Staples Distribution & Retail - 2 .4%
91,747 Costco Wholesale Corp 66,323,907
Total Consumer Staples Distribution & Retail 66,323,907
Financial Services - 6 .1%
272,227 (b) Fiserv Inc 41,560,896
284,300 Mastercard Inc, Class A 128,276,160
Total Financial Services 169,837,056
Food, Beverage & Tobacco - 0 .8%
453,654 (b) Monster Beverage Corp 24,247,806
Total Food, Beverage & Tobacco 24,247,806
Health Care Equipment & Services - 4 .7%
331,500 (b) Dexcom Inc 42,229,785
52,002 Elevance Health Inc 27,487,217
101,253 (b) Intuitive Surgical Inc 37,526,387
48,083 UnitedHealth Group Inc 23,257,747
Total Health Care Equipment & Services 130,501,136
Materials - 2 .6%
819,256 Corteva Inc 44,346,327
63,285 Linde PLC 27,906,154
Total Materials 72,252,481
Media & Entertainment - 12 .0%
1,072,985 (b) Alphabet Inc, Class A 174,660,498
312,649 Meta Platforms Inc 134,492,220
51,337 (b) Netflix Inc 28,268,206
Total Media & Entertainment 337,420,924
Pharmaceuticals, Biotechnology & Life Sciences - 7 .4%
134,073 AstraZeneca PLC, Sponsored ADR 10,173,459
162,326 Eli Lilly & Co 126,792,839
397,863 Novo Nordisk A/S, Sponsored ADR 51,049,801

Shares Description (a) Value
Pharmaceuticals, Biotechnology & Life Sciences
(continued)
120,095 Zoetis Inc $ 19,123,928
Total Pharmaceuticals, Biotechnology & Life Sciences 207,140,027
Semiconductors & Semiconductor Equipment - 16 .6%
81,859 Broadcom Inc 106,438,802
45,704 Lam Research Corp 40,878,115
365,933 NVIDIA Corp 316,173,431
Total Semiconductors & Semiconductor Equipment 463,490,348
Software & Services - 22 .1%
34,472 (b) Adobe Inc 15,954,676
45,467 (b) Crowdstrike Holdings Inc, Class A 13,300,916
64,962 (b) EPAM Systems Inc 15,282,960
51,022 Intuit Inc 31,920,383
906,089 Microsoft Corp 352,767,630
65,203 (b) Palo Alto Networks Inc 18,966,901
138,162 (b) PTC Inc 24,515,465
139,819 Salesforce Inc 37,602,922
54,742 (b) ServiceNow Inc 37,954,271
64,859 (b) Synopsys Inc 34,413,537
201,099 (b) Trade Desk Inc/The, Class A 16,661,052
81,972 (b) Workday Inc, Class A 20,061,007
Total Software & Services 619,401,720
Technology Hardware & Equipment - 7 .3%
1,086,157 Apple Inc 185,005,122
80,693 (b) Arista Networks Inc 20,702,596
Total Technology Hardware & Equipment 205,707,718
Total Common Stocks
(cost $2,047,522,640) 2,777,548,852
Total Long-Term Investments
(cost $2,047,522,640) 2,777,548,852
Other Assets & Liabilities, Net - 0.8% 22,582,448
Net Assets - 100% $ 2,800,131,300
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
ADR American Depositary Receipt
See Notes to Financial Statements

Nuveen Small Cap Select ETF (NSCS)
Portfolio of Investments April 30, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.1%
X 6,415,072
COMMON STOCKS - 97.8% X 6,415,072
Automobiles & Components - 2 .4%
2,905 (b) Atmus Filtration Technologies Inc $ 87,993
5,680 Dana Inc 70,602
Total Automobiles & Components 158,595
Banks - 7 .4%
1,666 Banner Corp 72,688
3,947 Home BancShares Inc/AR 93,465
1,055 Preferred Bank/Los Angeles CA 79,853
1,259 SouthState Corp 95,306
1,464 Wintrust Financial Corp 141,481
Total Banks 482,793
Capital Goods - 13 .4%
485 (b) AeroVironment Inc 77,498
499 Applied Industrial Technologies Inc 91,442
1,133 Arcosa Inc 86,131
4,391 (b) Array Technologies Inc 54,185
320 Comfort Systems USA Inc 99,011
572 Enpro Inc 85,874
901 ESCO Technologies Inc 91,406
9,785 (b) Hillman Solutions Corp 93,545
4,611 (b) Kratos Defense & Security Solutions Inc 82,168
983 (b) SPX Technologies Inc 119,739
Total Capital Goods 880,999
Commercial & Professional Services - 3 .9%
1,007 (b) ASGN Inc 97,125
1,141 Maximus Inc 91,600
1,543 (b) WNS Holdings Ltd 64,667
Total Commercial & Professional Services 253,392
Consumer Discretionary Distribution & Retail - 3 .2%
1,623 Academy Sports & Outdoors Inc 94,621
3,719 (b) Savers Value Village Inc 61,438
534 Signet Jewelers Ltd 52,348
Total Consumer Discretionary Distribution & Retail 208,407
Consumer Durables & Apparel - 2 .4%
2,012 Steven Madden Ltd 81,305
4,750 (b) Topgolf Callaway Brands Corp 76,095
Total Consumer Durables & Apparel 157,400
Consumer Services - 1 .7%
983 Boyd Gaming Corp 52,600
7,072 (b) Everi Holdings Inc 57,778
Total Consumer Services 110,378
Energy - 7 .1%
5,551 (b) Diamond Offshore Drilling Inc 67,944
1,702 Matador Resources Co 106,035
3,364 Northern Oil & Gas Inc 137,217
9,292 Permian Resources Corp 155,641
Total Energy 466,837

Shares Description (a) Value
Equity Real Estate Investment Trusts (REITs) - 3 .4%
553 EastGroup Properties Inc $ 85,914
2,621 STAG Industrial Inc 90,136
8,017 Summit Hotel Properties Inc 48,182
Total Equity Real Estate Investment Trusts (REITs) 224,232
Financial Services - 6 .5%
747 Evercore Inc, Class A 135,581
1,017 FirstCash Holdings Inc 114,901
6,091 Ladder Capital Corp 65,356
557 Piper Sandler Cos 109,055
Total Financial Services 424,893
Food, Beverage & Tobacco - 1 .7%
5,949 Primo Water Corp 112,258
Total Food, Beverage & Tobacco 112,258
Health Care Equipment & Services - 10 .2%
1,965 (b) AtriCure Inc 47,396
1,152 Encompass Health Corp 96,054
991 (b) Establishment Labs Holdings Inc 49,560
606 (b) Glaukos Corp 58,176
1,360 (b) HealthEquity Inc 107,318
2,981 (b) Option Care Health Inc 89,102
1,684 (b) Progyny Inc 53,989
2,223 Select Medical Holdings Corp 63,066
3,018 (b) SI-BONE Inc 43,037
2,372 (b) Tactile Systems Technology Inc 32,662
270 (b) Tenet Healthcare Corp 30,318
Total Health Care Equipment & Services 670,678
Household & Personal Products - 1 .0%
1,191 (b) BellRing Brands Inc 65,707
Total Household & Personal Products 65,707
Insurance - 0 .8%
233 Primerica Inc 49,363
Total Insurance 49,363
Materials - 3 .7%
1,831 Avient Corp 77,671
1,894 Silgan Holdings Inc 88,374
2,053 (b) Summit Materials Inc, Class A 79,862
Total Materials 245,907
Media & Entertainment - 1 .8%
6,810 (b) Magnite Inc 60,132
1,204 (b) Ziff Davis Inc 60,333
Total Media & Entertainment 120,465
Pharmaceuticals, Biotechnology & Life Sciences - 5 .0%
363 (b) Biohaven Ltd 14,084
835 (b) Crinetics Pharmaceuticals Inc 36,590
401 (b) Cytokinetics Inc 24,589
1,191 (b) Halozyme Therapeutics Inc 45,377
1,155 (b) Immunovant Inc 31,693
281 (b) Krystal Biotech Inc 43,027
124 (b) Madrigal Pharmaceuticals Inc 25,298
1,405 (b) Myriad Genetics Inc 27,496
1,566 (b) Pacira BioSciences Inc 41,108

Nuveen Small Cap Select ETF (NSCS)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Shares Description (a) Value
Pharmaceuticals, Biotechnology & Life Sciences
(continued)
463 (b) Viking Therapeutics Inc $ 36,846
Total Pharmaceuticals, Biotechnology & Life Sciences 326,108
Semiconductors & Semiconductor Equipment - 6 .1%
2,454 (b) Ichor Holdings Ltd 95,166
626 (b) Onto Innovation Inc 116,117
3,072 (b) Semtech Corp 115,569
625 (b) Silicon Laboratories Inc 75,931
Total Semiconductors & Semiconductor Equipment 402,783
Software & Services - 9 .1%
995 (b) CommVault Systems Inc 101,958
911 (b) Envestnet Inc 56,546
3,525 (b) Freshworks Inc, Class A 62,921
2,914 (b) Grid Dynamics Holdings Inc 28,470
3,755 (b) PowerSchool Holdings Inc, Class A 65,037
2,204 (b) Q2 Holdings Inc 113,263
1,100 (b) Rubrik Inc, Class A 35,222
1,359 (b) Sprout Social Inc, Class A 68,561
822 (b) Workiva Inc 64,774
Total Software & Services 596,752
Technology Hardware & Equipment - 2 .6%
122 (b) Super Micro Computer Inc 104,774
4,206 (b) TTM Technologies Inc 62,795
Total Technology Hardware & Equipment 167,569
Transportation - 2 .2%
566 ArcBest Corp 62,775
763 (b) Kirby Corp 83,266
Total Transportation 146,041
Utilities - 2 .2%
1,519 Black Hills Corp 83,393
973 Spire Inc 60,122
Total Utilities 143,515
Total Common Stocks
(cost $5,686,014) 6,415,072
Shares Description (a) Value
X 85,466
EXCHANGE-TRADED FUNDS - 1.3% X 85,466
1,010
SPDR S&P Biotech ETF
$ 85,466
Total Exchange-Traded Funds
(cost $81,862) 85,466
Total Long-Term Investments
(cost $5,767,876) 6,500,538
Other Assets & Liabilities, Net - 0.9% 59,889
Net Assets - 100% $ 6,560,427
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

ETF Exchange-Traded Fund
S&P Standard & Poor's
SPDR Standard & Poor's Depositary Receipt
See Notes to Financial Statements

Nuveen Winslow Large-Cap Growth ESG ETF
(NWLG)
Portfolio of Investments April 30, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 98.9%
X 6,971,986
COMMON STOCKS - 98.9% X 6,971,986
Capital Goods - 6 .9%
405 AMETEK Inc $ 70,737
390 General Electric Co 63,110
157 Parker-Hannifin Corp 85,551
613 Trane Technologies PLC 194,530
780 Vertiv Holdings Co, Class A 72,540
Total Capital Goods 486,468
Consumer Discretionary Distribution & Retail - 9 .9%
3,500 (b) Amazon.com Inc 612,500
88 (b) O'Reilly Automotive Inc 89,167
Total Consumer Discretionary Distribution & Retail 701,667
Consumer Services - 3 .8%
28 Booking Holdings Inc 96,657
32 (b) Chipotle Mexican Grill Inc 101,107
355 Hilton Worldwide Holdings Inc 70,034
Total Consumer Services 267,798
Consumer Staples Distribution & Retail - 1 .0%
95 Costco Wholesale Corp 68,676
Total Consumer Staples Distribution & Retail 68,676
Financial Services - 5 .0%
1,320 KKR & Co Inc 122,852
263 Mastercard Inc, Class A 118,666
407 Visa Inc, Class A 109,324
Total Financial Services 350,842
Health Care Equipment & Services - 10 .4%
690 Abbott Laboratories 73,119
960 (b) Boston Scientific Corp 68,995
1,720 (b) Edwards Lifesciences Corp 145,632
259 (b) IDEXX Laboratories Inc 127,625
522 (b) Intuitive Surgical Inc 193,464
268 UnitedHealth Group Inc 129,632
Total Health Care Equipment & Services 738,467
Materials - 2 .8%
555 Ecolab Inc 125,513
157 Linde PLC 69,231
Total Materials 194,744
Media & Entertainment - 8 .5%
1,729 (b) Alphabet Inc, Class A 281,446
1,345 (b) Alphabet Inc, Class C 221,441
343 (b) Spotify Technology SA 96,191
Total Media & Entertainment 599,078
Pharmaceuticals, Biotechnology & Life Sciences - 2 .0%
178 Eli Lilly & Co 139,036
Total Pharmaceuticals, Biotechnology & Life Sciences 139,036

Shares Description (a) Value
Semiconductors & Semiconductor Equipment - 18 .5%
415 (b) Advanced Micro Devices Inc $ 65,728
225 ASML Holding NV 196,306
168 Broadcom Inc 218,445
268 Lam Research Corp 239,702
677 NVIDIA Corp 584,942
Total Semiconductors & Semiconductor Equipment 1,305,123
Software & Services - 23 .1%
340 (b) Adobe Inc 157,362
231 Intuit Inc 144,518
2,299 Microsoft Corp 895,070
615 Salesforce Inc 165,398
156 (b) ServiceNow Inc 108,160
153 (b) Synopsys Inc 81,180
317 (b) Workday Inc, Class A 77,579
Total Software & Services 1,629,267
Technology Hardware & Equipment - 4 .4%
1,807 Apple Inc 307,786
Total Technology Hardware & Equipment 307,786
Transportation - 2 .6%
380 Old Dominion Freight Line Inc 69,050
1,720 (b) Uber Technologies Inc 113,984
Total Transportation 183,034
Total Common Stocks
(cost $5,168,381) 6,971,986
Total Long-Term Investments
(cost $5,168,381) 6,971,986
Other Assets & Liabilities, Net - 1.1% 76,660
Net Assets - 100% $ 7,048,646
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

April 30, 2024 (Unaudited) NUDV NUEM NUDM NULC NULG
ASSETS
Long-term investments, at value
†
$ 7,810,294 $ 254,532,423 $ 409,521,907 $ 28,718,381 $ 1,303,433,204
Cash 10,269 3,624,285 615,121 35,343 1,765,045
Cash denominated in foreign currencies
^
— — 316,318 — —
Receivables:
Dividends 10,317 278,376 2,339,586 27,764 219,085
Reclaims — 13,725 677,513 — —
Other 162 3,335 16,375 436 21,733
Total assets 7,831,042 258,452,144 413,486,820 28,781,924 1,305,439,067
LIABILITIES
Cash denominated in foreign currencies
^
— 3,104,957 — — —
Payables:
Management fees 1,632 71,067 100,066 4,873 271,952
Capital gains tax — 1,300,368 — — —
Accrued expenses:
Professional fees 207 3,683 6,095 466 18,517
Trustees fees 150 2,227 3,797 328 12,161
Other 161 23,836 59,822 434 21,732
Total liabilities 2,150 4,506,138 169,780 6,101 324,362
Net assets $ 7,828,892 $ 253,946,006 $ 413,317,040 $ 28,775,823 $ 1,305,114,705
Shares outstanding – – – – –
Net asset value ("NAV") per share $ – $ – $ – $ – $ –
NET ASSETS CONSIST OF:
Paid-in capital 7,059,813 273,984,992 381,283,358 23,404,584 1,117,198,565
Total distributable earnings (loss) 769,079 (20,038,986) 32,033,682 5,371,239 187,916,140
Net assets $ 7,828,892 $ 253,946,006 $ 413,317,040 $ 28,775,823 $ 1,305,114,705
Authorized shares Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01
†
Long-term investments, cost $ 7,871,120 $ 235,183,438 $ 357,929,639 $ 23,454,764 $ 1,164,343,252
^  Cash denominated in foreign currencies, cost $ — $ 3,107,566 $ 316,750 $ — $ —

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

April 30, 2024 (Unaudited) NULV NUMG NUMV NUSC NDVG
ASSETS
Long-term investments, at value
†
$ 1,549,170,087 $ 375,688,072 $ 325,773,114 $ 1,093,508,935 $ 13,813,378
Cash 2,303,090 568,944 690,283 2,067,526 141,747
Receivables:
Dividends 3,122,932 57,528 298,779 355,365 10,656
Reclaims 70,798 — 8,992 — —
Other 33,545 7,744 6,005 23,379 139
Total assets 1,554,700,452 376,322,288 326,777,173 1,095,955,205 13,965,920
LIABILITIES
Payables:
Management fees 318,944 94,767 82,178 271,253 6,688
Shares redeemed — — 4,660 — —
Accrued expenses:
Professional fees 24,646 5,958 5,441 16,153 136
Trustees fees 14,312 3,805 3,297 9,950 116
Other 33,545 7,744 6,005 23,379 139
Total liabilities 391,447 112,274 101,581 320,735 7,079
Net assets $ 1,554,309,005 $ 376,210,014 $ 326,675,592 $ 1,095,634,470 $ 13,958,841
Shares outstanding – – – – –
Net asset value ("NAV") per share $ – $ – $ – $ – $ –
NET ASSETS CONSIST OF:
Paid-in capital 1,613,224,390 410,137,615 336,030,182 1,211,905,147 12,902,053
Total distributable earnings (loss) (58,915,385) (33,927,601) (9,354,590) (116,270,677) 1,056,788
Net assets $ 1,554,309,005 $ 376,210,014 $ 326,675,592 $ 1,095,634,470 $ 13,958,841
Authorized shares Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01
†
Long-term investments, cost $ 1,469,423,849 $ 351,287,979 $ 297,731,337 $ 1,052,073,378 $ 13,014,985

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

April 30, 2024 (Unaudited) NUGO NSCS NWLG
ASSETS
Long-term investments, at value
†
$ 2,777,548,852 $ 6,500,538 $ 6,971,986
Cash 17,198,761 48,519 79,373
Receivables:
Dividends 346,434 1,282 1,206
Investments sold 6,320,910 14,828 —
Reclaims 83,536 — —
Other 47,366 100 92
Total assets 2,801,545,859 6,565,267 7,052,657
LIABILITIES
Payables:
Management fees 1,298,651 4,585 3,765
Accrued expenses:
Professional fees 42,237 95 93
Trustees fees 26,306 60 61
Other 47,365 100 92
Total liabilities 1,414,559 4,840 4,011
Net assets $ 2,800,131,300 $ 6,560,427 $ 7,048,646
Shares outstanding – – –
Net asset value ("NAV") per share $ – $ – $ –
NET ASSETS CONSIST OF:
Paid-in capital 2,693,065,063 6,595,717 6,258,562
Total distributable earnings (loss) 107,066,237 (35,290) 790,084
Net assets $ 2,800,131,300 $ 6,560,427 $ 7,048,646
Authorized shares Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01
†
Long-term investments, cost $ 2,047,522,640 $ 5,767,876 $ 5,168,381

Statement of Operations
See Notes to Financial Statements

Six Months Ended April 30, 2024
(Unaudited) NUDV NUEM NUDM NULC NULG
INVESTMENT INCOME
Dividends $ 167,520 $ 2,605,430 $ 6,030,225 $ 195,586 $ 4,049,842
Interest 399 21 11,892 1,446 27,690
Securities lending income, net 124 5,263 283 2,273 4,927
Foreign tax withheld on dividend income (205) (620,321) (499,342) (149) (22,079)
Total investment income 167,838 1,990,393 5,543,058 199,156 4,060,380
EXPENSES
Management fees 13,909 404,642 582,674 27,155 1,550,044
Professional fees 230 3,977 6,687 503 20,220
Trustees fees 223 3,464 5,888 464 19,263
Other — 3,336 — 436 —
Total expenses 14,362 415,419 595,249 28,558 1,589,527
Net expenses 14,362 415,419 595,249 28,558 1,589,527
Net investment income (loss) 153,476 1,574,974 4,947,809 170,598 2,470,853
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments* 399,407 (2,345,229) 3,586,402 466,491 (10,459,757)
In-kind redemptions 501,011 — 424,181 — 156,834,846
Foreign currency transactions — (1,758,055) (695,113) — —
Net realized gain (loss) 900,418 (4,103,284) 3,315,470 466,491 146,375,089
Change in unrealized appreciation (depreciation) on:
Investments** 1,025,822 27,952,686 59,902,048 4,033,175 118,018,261
Foreign currency translations — (467) 88,626 — —
Change in net unrealized appreciation (depreciation) 1,025,822 27,952,219 59,990,674 4,033,175 118,018,261
Net realized and unrealized gain (loss) 1,926,240 23,848,935 63,306,144 4,499,666 264,393,350
Net increase (decrease) in net assets from
operations $ 2,079,716 $ 25,423,909 $ 68,253,953 $ 4,670,264 $ 266,864,203
*
Net of foreign capital gains tax $ — $ (238,587) $ — $ — $ —
**
Net of change in foreign capital gains tax $ — $ 839,325 $ — $ — $ —

Statement of Operations
(continued)
See Notes to Financial Statements

Six Months Ended April 30, 2024
(Unaudited) NULV NUMG NUMV NUSC NDVG
INVESTMENT INCOME
Dividends $ 18,394,927 $ 787,133 $ 4,000,113 $ 6,108,416 $ 103,215
Interest 34,825 9,736 9,018 35,967 2,897
Securities lending income, net 1,118 12,451 5,899 149,949 —
Foreign tax withheld on dividend income (485) — 6,555 (7,788) (508)
Total investment income 18,430,385 809,320 4,021,585 6,286,544 105,604
EXPENSES
Management fees 1,874,281 571,232 496,598 1,574,190 35,173
Professional fees 26,532 6,580 5,912 17,572 155
Trustees fees 22,115 5,954 5,110 15,471 188
Total expenses 1,922,928 583,766 507,620 1,607,233 35,516
Net expenses 1,922,928 583,766 507,620 1,607,233 35,516
Net investment income (loss) 16,507,457 225,554 3,513,965 4,679,311 70,088
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments (36,717,681) (13,482,644) (13,726,217) (52,752,904) (95,482)
In-kind redemptions 43,769,498 28,156,083 20,986,362 47,811,767 620,312
Net realized gain (loss) 7,051,817 14,673,439 7,260,145 (4,941,137) 524,830
Change in unrealized appreciation (depreciation) on:
Investments 195,951,019 53,637,899 59,142,330 179,382,503 731,306
Change in net unrealized appreciation (depreciation) 195,951,019 53,637,899 59,142,330 179,382,503 731,306
Net realized and unrealized gain (loss) 203,002,836 68,311,338 66,402,475 174,441,366 1,256,136
Net increase (decrease) in net assets from
operations $ 219,510,293 $ 68,536,892 $ 69,916,440 $ 179,120,677 $ 1,326,224

Statement of Operations
(continued)
See Notes to Financial Statements

Six Months Ended April 30, 2024 (Unaudited) NUGO NSCS NWLG
INVESTMENT INCOME
Dividends $ 8,723,452 $ 35,292 $ 18,523
Interest 134,419 1,153 884
Securities lending income, net — 2,111 (1)
Foreign tax withheld on dividend income (65,498) (157) (224)
Total investment income 8,792,373 38,399 19,182
EXPENSES
Management fees 7,748,162 26,804 21,496
Professional fees 45,279 105 102
Trustees fees 41,324 93 96
Total expenses 7,834,765 27,002 21,694
Net expenses 7,834,765 27,002 21,694
Net investment income (loss) 957,608 11,397 (2,512)
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments (5,828,788) 292,676 355,165
In-kind redemptions 107,896,812 — —
Net realized gain (loss) 102,068,024 292,676 355,165
Change in unrealized appreciation (depreciation) on:
Investments 558,248,170 871,144 1,252,493
Change in net unrealized appreciation (depreciation) 558,248,170 871,144 1,252,493
Net realized and unrealized gain (loss) 660,316,194 1,163,820 1,607,658
Net increase (decrease) in net assets from operations $ 661,273,802 $ 1,175,217 $ 1,605,146

Statement of Changes in Net Assets
See Notes to Financial Statements

NUDV NUEM
Unaudited
Six Months
Ended
4/30/24
Year Ended
10/31/23
Unaudited
Six Months
Ended
4/30/24
Year Ended
10/31/23
OPERATIONS
Net investment income (loss) $ 153,476 $ 278,129 $ 1,574,974 $ 5,034,923
Net realized gain (loss) 900,418 286,044 (4,103,284) (13,341,599)
Change in net unrealized appreciation (depreciation) 1,025,822 (795,812) 27,952,219 29,435,732
Net increase (decrease) in net assets from operations 2,079,716 (231,639) 25,423,909 21,129,056
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (162,730) (326,285) (5,500,560) (3,969,620)
Total distributions (162,730) (326,285) (5,500,560) (3,969,620)
FUND SHARE TRANSACTIONS
Subscriptions – 7,139,645 19,108,748 30,858,962
Redemptions (5,303,640) (3,598,170) – (10,718,220)
Net increase (decrease) from Fund share transactions (5,303,640) 3,541,475 19,108,748 20,140,742
Net increase (decrease) in net assets (3,386,654) 2,983,551 39,032,097 37,300,178
Net assets at the beginning of period 11,215,546 8,231,995 214,913,909 177,613,731
Net assets at the end of period $ 7,828,892 $ 11,215,546 $ 253,946,006 $ 214,913,909

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

NUDM NULC
Unaudited
Six Months
Ended
4/30/24
Year Ended
10/31/23
Unaudited
Six Months
Ended
4/30/24
Year Ended
10/31/23
OPERATIONS
Net investment income (loss) $ 4,947,809 $ 9,980,684 $ 170,598 $ 354,786
Net realized gain (loss) 3,315,470 (9,418,512) 466,491 1,353,183
Change in net unrealized appreciation (depreciation) 59,990,674 30,173,610 4,033,175 245,183
Net increase (decrease) in net assets from operations 68,253,953 30,735,782 4,670,264 1,953,152
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (12,192,840) (5,913,680) (334,750) (648,635)
Total distributions (12,192,840) (5,913,680) (334,750) (648,635)
FUND SHARE TRANSACTIONS
Subscriptions 15,220,118 60,945,222 1,936,660 4,918,970
Redemptions (11,487,440) – – (8,309,095)
Net increase (decrease) from Fund share transactions 3,732,678 60,945,222 1,936,660 (3,390,125)
Net increase (decrease) in net assets 59,793,791 85,767,324 6,272,174 (2,085,608)
Net assets at the beginning of period 353,523,249 267,755,925 22,503,649 24,589,257
Net assets at the end of period $ 413,317,040 $ 353,523,249 $ 28,775,823 $ 22,503,649

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

NULG NULV
Unaudited
Six Months
Ended
4/30/24
Year Ended
10/31/23
Unaudited
Six Months
Ended
4/30/24
Year Ended
10/31/23
OPERATIONS
Net investment income (loss) $ 2,470,853 $ 4,124,487 $ 16,507,457 $ 38,907,636
Net realized gain (loss) 146,375,089 67,858,673 7,051,817 21,621,444
Change in net unrealized appreciation (depreciation) 118,018,261 89,994,365 195,951,019 (95,040,172)
Net increase (decrease) in net assets from operations 266,864,203 161,977,525 219,510,293 (34,511,092)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (5,151,450) (3,194,800) (37,705,745) (32,805,740)
Total distributions (5,151,450) (3,194,800) (37,705,745) (32,805,740)
FUND SHARE TRANSACTIONS
Subscriptions 554,106,928 597,868,760 304,528,370 723,029,485
Redemptions (548,203,750) (512,906,665) (315,660,060) (803,390,155)
Net increase (decrease) from Fund share transactions 5,903,178 84,962,095 (11,131,690) (80,360,670)
Net increase (decrease) in net assets 267,615,931 243,744,820 170,672,858 (147,677,502)
Net assets at the beginning of period 1,037,498,774 793,753,954 1,383,636,147 1,531,313,649
Net assets at the end of period $ 1,305,114,705 $ 1,037,498,774 $ 1,554,309,005 $ 1,383,636,147

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

NUMG NUMV
Unaudited
Six Months
Ended
4/30/24
Year Ended
10/31/23
Unaudited
Six Months
Ended
4/30/24
Year Ended
10/31/23
OPERATIONS
Net investment income (loss) $ 225,554 $ 731,134 $ 3,513,965 $ 7,554,459
Net realized gain (loss) 14,673,439 (22,597,495) 7,260,145 (19,922,300)
Change in net unrealized appreciation (depreciation) 53,637,899 22,679,298 59,142,330 (16,157,098)
Net increase (decrease) in net assets from operations 68,536,892 812,937 69,916,440 (28,524,939)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (696,525) (626,285) (7,463,725) (18,324,390)
Total distributions (696,525) (626,285) (7,463,725) (18,324,390)
FUND SHARE TRANSACTIONS
Subscriptions 102,271,754 141,769,215 62,111,446 141,288,495
Redemptions (117,964,320) (130,837,060) (94,705,797) (108,286,065)
Net increase (decrease) from Fund share transactions (15,692,566) 10,932,155 (32,594,351) 33,002,430
Net increase (decrease) in net assets 52,147,801 11,118,807 29,858,364 (13,846,899)
Net assets at the beginning of period 324,062,213 312,943,406 296,817,228 310,664,127
Net assets at the end of period $ 376,210,014 $ 324,062,213 $ 326,675,592 $ 296,817,228

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

NUSC NDVG
Unaudited
Six Months
Ended
4/30/24
Year Ended
10/31/23
Unaudited
Six Months
Ended
4/30/24
Year Ended
10/31/23
OPERATIONS
Net investment income (loss) $ 4,679,311 $ 11,618,485 $ 70,088 $ 116,926
Net realized gain (loss) (4,941,137) (4,949,463) 524,830 (162,734)
Change in net unrealized appreciation (depreciation) 179,382,503 (80,326,221) 731,306 328,589
Net increase (decrease) in net assets from operations 179,120,677 (73,657,199) 1,326,224 282,781
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (11,720,700) (10,372,580) (69,492) (115,641)
Total distributions (11,720,700) (10,372,580) (69,492) (115,641)
FUND SHARE TRANSACTIONS
Subscriptions 220,861,772 523,390,850 7,560,489 1,021,307
Redemptions (182,228,670) (459,587,365) (3,072,460) (737,015)
Net increase (decrease) from Fund share transactions 38,633,102 63,803,485 4,488,029 284,292
Net increase (decrease) in net assets 206,033,079 (20,226,294) 5,744,761 451,432
Net assets at the beginning of period 889,601,391 909,827,685 8,214,080 7,762,648
Net assets at the end of period $ 1,095,634,470 $ 889,601,391 $ 13,958,841 $ 8,214,080

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

NUGO NSCS
Unaudited
Six Months
Ended
4/30/24
Year Ended
10/31/23
Unaudited
Six Months
Ended
4/30/24
Year Ended
10/31/23
OPERATIONS
Net investment income (loss) $ 957,608 $ 5,915,201 $ 11,397 $ 10,935
Net realized gain (loss) 102,068,024 (151,903,256) 292,676 (293,748)
Change in net unrealized appreciation (depreciation) 558,248,170 666,187,348 871,144 87,311
Net increase (decrease) in net assets from operations 661,273,802 520,199,293 1,175,217 (195,502)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (5,148,114) (5,361,255) (7,904) (16,390)
Return of capital – – – (3,136)
Total distributions (5,148,114) (5,361,255) (7,904) (19,526)
FUND SHARE TRANSACTIONS
Subscriptions 5,145,134 169,892,907 – –
Redemptions (338,135,235) (540,562,557) – –
Net increase (decrease) from Fund share transactions (332,990,101) (370,669,650) – –
Net increase (decrease) in net assets 323,135,587 144,168,388 1,167,313 (215,028)
Net assets at the beginning of period 2,476,995,713 2,332,827,325 5,393,114 5,608,142
Net assets at the end of period $ 2,800,131,300 $ 2,476,995,713 $ 6,560,427 $ 5,393,114

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

NWLG
Unaudited
Six Months
Ended
4/30/24
Year Ended
10/31/23
OPERATIONS
Net investment income (loss) $ (2,512) $ 384
Net realized gain (loss) 355,165 (440,594)
Change in net unrealized appreciation (depreciation) 1,252,493 1,387,412
Net increase (decrease) in net assets from operations 1,605,146 947,202
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (1,000) –
Total distributions (1,000) –
FUND SHARE TRANSACTIONS
Subscriptions – 188,861
Redemptions – (192,596)
Net increase (decrease) from Fund share transactions – (3,735)
Net increase (decrease) in net assets 1,604,146 943,467
Net assets at the beginning of period 5,444,500 4,501,033
Net assets at the end of period $ 7,048,646 $ 5,444,500

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
/Unrealized
Gain (Loss) Total
From
Net
Investment
Income
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Market
Price,
End of
Period
NUDV
4/30/24(d)
$ 22.43 $ 0.35 $ 3.74 $ 4.09 $ (0.42) $ — $ (0.42) $ 26.10 $ 26.09
10/31/23
23.52 0.65 (0.99) (0.34) (0.61) (0.14) (0.75) 22.43 22.41
10/31/22
25.69 0.62 (2.21) (1.59) (0.58) — (0.58) 23.52 23.52
10/31/21(f)
25.00 0.05 0.64 0.69 — — — 25.69 25.71
NUEM
4/30/24(d)
24.99 0.18 2.78 2.96 (0.64) — (0.64) 27.31 27.29
10/31/23
22.77 0.60 2.10 2.70 (0.48) — (0.48) 24.99 24.95
10/31/22
34.14 0.69 (11.27) (10.58) (0.38) (0.41) (0.79) 22.77 22.71
10/31/21
29.18 0.52 4.86 5.38 (0.42) — (0.42) 34.14 34.15
10/31/20
25.57 0.40 3.75 4.15 (0.54) — (0.54) 29.18 29.37
10/31/19
23.78 0.58 1.70 2.28 (0.49) — (0.49) 25.57 25.71
NUDM
4/30/24(d)
25.99 0.37 4.73 5.10 (0.92) — (0.92) 30.17 30.09
10/31/23
23.49 0.81 2.20 3.01 (0.51) — (0.51) 25.99 26.15
10/31/22
32.30 0.78 (8.26) (7.48) (0.88) (0.45) (1.33) 23.49 23.51
10/31/21
24.33 0.98 7.42 8.40 (0.43) — (0.43) 32.30 32.53
10/31/20
26.74 0.54 (2.03) (1.49) (0.92) — (0.92) 24.33 24.50
10/31/19
24.10 0.75 2.44 3.19 (0.55) — (0.55) 26.74 26.86
NULC
4/30/24(d)
34.62 0.25 6.76 7.01 (0.52) — (0.52) 41.11 41.13
10/31/23
32.79 0.51 2.08 2.59 (0.44) (0.32) (0.76) 34.62 34.62
10/31/22
43.34 0.51 (8.52) (8.01) (0.43) (2.11) (2.54) 32.79 32.82
10/31/21
31.05 0.46 13.25 13.71 (0.48) (0.94) (1.42) 43.34 43.39
10/31/20
28.01 0.53 2.74 3.27 (0.21) (0.02) (0.23) 31.05 30.95
10/31/19(g)
24.96 0.19 2.86 3.05 — — — 28.01 27.99
NULG
4/30/24(d)
58.62 0.14 14.86 15.00 (0.30) — (0.30) 73.32 73.35
10/31/23
49.30 0.24 9.28 9.52 (0.20) — (0.20) 58.62 58.58
10/31/22
71.98 0.25 (19.45) (19.20) (0.14) (3.34) (3.48) 49.30 49.30
10/31/21
49.60 0.07 23.82 23.89 (0.11) (1.40) (1.51) 71.98 72.01
10/31/20
38.97 0.18 10.91 11.09 (0.20) (0.26) (0.46) 49.60 49.54
10/31/19
33.84 0.29 5.96 6.25 (0.24) (0.88) (1.12) 38.97 39.00
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
Does not include in-kind transactions.
(d)
Unaudited
(e)
Annualized.
(f)
For the period September 27, 2021 (commencement of operations) through October 31, 2021.
(g)
For the period June 3, 2019 (commencement of operations) through October 31, 2019.

See Notes to Financial Statements

Ratios and Supplemental Data
Total Return Ratios to Average Net Assets
Based
on
Net Asset
Value(b)
Based
on
Market
Price(b)
Net Assets,
End of Period
(000) Expenses
Net Investment
Income (Loss)
Portfolio
Turnover
Rate(c)
18 .22% 18 .32% $ 7,829 0 .26% (e) 2 .76% (e) 44%
( 1 .59 ) ( 1 .69 ) 11,216 0 .26 2 .74 57
( 6 .22 ) ( 6 .31 ) 8,232 0 .26 2 .52 76
2 .74 2 .85 5,137 0 .25 (e) 2 .04 (e) 0
11 .95 12 .05 253,946 0 .36 (e) 1 .36 (e) 29
11 .80 12 .00 214,914 0 .36 2 .28 71
( 31 .62 ) ( 31 .88 ) 177,614 0 .36 2 .45 63
18 .45 17 .77 122,896 0 .44 1 .49 61
16 .41 16 .47 46,695 0 .45 1 .56 81
9 .68 9 .70 56,255 0 .45 2 .30 53
19 .77 18 .76 413,317 0 .31 (e) 2 .55 (e) 31
12 .84 13 .40 353,523 0 .31 2 .94 66
( 24 .17 ) ( 24 .57 ) 267,756 0 .31 2 .93 62
34 .83 34 .73 161,503 0 .39 3 .16 64
( 5 .91 ) ( 5 .67 ) 53,520 0 .40 2 .17 66
13 .71 14 .10 66,853 0 .40 3 .03 57
20 .33 20 .39 28,776 0 .21 (e) 1 .26 (e) 31
8 .06 7 .96 22,504 0 .21 1 .48 71
( 19 .57 ) ( 19 .59 ) 24,589 0 .21 1 .39 57
45 .28 45 .91 30,335 0 .20 1 .20 49
11 .71 11 .43 17,079 0 .20 1 .81 61
12 .22 12 .14 8,403 0 .20 (e) 1 .75 (e) 9
25 .63 25 .76 1,305,115 0 .26 (e) 0 .40 (e) 43
19 .36 19 .29 1,037,499 0 .26 0 .42 78
( 27 .90 ) ( 27 .94 ) 793,754 0 .26 0 .44 80
49 .04 49 .29 942,876 0 .34 0 .11 66
28 .66 28 .42 344,703 0 .35 0 .39 86
19 .57 19 .53 83,789 0 .35 0 .82 61

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
/Unrealized
Gain (Loss) Total
From
Net
Investment
Income
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Market
Price,
End of
Period
NULV
4/30/24(d)
$ 32.63 $ 0.40 $ 4.90 $ 5.30 $ (0.92) $ — $ (0.92) $ 37.01 $ 36.99
10/31/23
34.26 0.87 (1.77) (0.90) (0.73) — (0.73) 32.63 32.59
10/31/22
39.42 0.77 (4.17) (3.40) (0.63) (1.13) (1.76) 34.26 34.30
10/31/21
28.62 0.77 10.50 11.27 (0.47) — (0.47) 39.42 39.44
10/31/20
31.52 0.77 (3.19) (2.42) (0.48) — (0.48) 28.62 28.65
10/31/19
28.75 0.74 3.00 3.74 (0.57) (0.40) (0.97) 31.52 31.52
NUMG
4/30/24(d)
34.47 0.02 7.16 7.18 (0.08) — (0.08) 41.57 41.58
10/31/23
34.39 0.08 0.06 0.14 (0.06) — (0.06) 34.47 34.45
10/31/22
57.68 0.05 (17.07) (17.02) (0.01) (6.26) (6.27) 34.39 34.42
10/31/21
42.94 (0.03) 16.66 16.63 (0.02) (1.87) (1.89) 57.68 57.71
10/31/20
33.26 0.03 9.75 9.78 (0.10) — (0.10) 42.94 42.83
10/31/19
29.93 0.06 4.62 4.68 (0.06) (1.29) (1.35) 33.26 33.32
NUMV
4/30/24(d)
26.86 0.33 6.01 6.34 (0.69) — (0.69) 32.51 32.51
10/31/23
31.07 0.68 (3.17) (2.49) (0.64) (1.08) (1.72) 26.86 26.84
10/31/22
38.44 0.68 (5.61) (4.93) (0.48) (1.96) (2.44) 31.07 31.10
10/31/21
25.64 0.54 12.68 13.22 (0.42) — (0.42) 38.44 38.50
10/31/20
29.50 0.57 (3.71) (3.14) (0.72) — (0.72) 25.64 25.67
10/31/19
27.04 0.64 2.78 3.42 (0.62) (0.34) (0.96) 29.50 29.57
NUSC
4/30/24(d)
32.41 0.17 6.43 6.60 (0.43) — (0.43) 38.58 38.56
10/31/23
35.54 0.43 (3.16) (2.73) (0.40) — (0.40) 32.41 32.40
10/31/22
45.25 0.37 (7.12) (6.75) (0.32) (2.64) (2.96) 35.54 35.58
10/31/21
30.68 0.36 14.41 14.77 (0.20) — (0.20) 45.25 45.27
10/31/20
29.65 0.28 1.03 1.31 (0.28) — (0.28) 30.68 30.74
10/31/19
28.23 0.34 2.06 2.40 (0.27) (0.71) (0.98) 29.65 29.70
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
Does not include in-kind transactions.
(d)
Unaudited
(e)
Annualized.

See Notes to Financial Statements

Ratios and Supplemental Data
Total Return Ratios to Average Net Assets
Based
on
Net Asset
Value(b)
Based
on
Market
Price(b)
Net Assets,
End of Period
(000) Expenses
Net Investment
Income (Loss)
Portfolio
Turnover
Rate(c)
16 .33% 16 .43% $ 1,554,309 0 .26% (e) 2 .20% (e) 23%
( 2 .73 ) ( 2 .98 ) 1,383,636 0 .26 2 .52 61
( 9 .09 ) ( 9 .03 ) 1,531,314 0 .26 2 .15 68
39 .68 39 .63 1,176,613 0 .34 2 .13 59
( 7 .87 ) ( 7 .78 ) 535,228 0 .35 2 .63 38
13 .80 13 .59 94,569 0 .35 2 .51 66
20 .80 20 .91 376,210 0 .31 (e) 0 .12 (e) 35
0 .43 0 .27 324,062 0 .31 0 .21 100
( 32 .50 ) ( 32 .48 ) 312,943 0 .31 0 .13 84
39 .51 39 .92 400,877 0 .39 ( 0 .06 ) 83
29 .43 28 .90 193,216 0 .40 0 .08 94
16 .93 16 .41 53,222 0 .40 0 .19 67
23 .69 23 .81 326,676 0 .31 (e) 2 .12 (e) 27
( 8 .58 ) ( 8 .76 ) 296,817 0 .31 2 .30 77
( 13 .71 ) ( 13 .76 ) 310,664 0 .31 2 .02 77
51 .97 52 .06 276,751 0 .39 1 .57 67
( 10 .98 ) ( 11 .11 ) 119,241 0 .40 2 .25 72
13 .51 13 .57 54,573 0 .40 2 .31 70
20 .38 20 .35 1,095,634 0 .31 (e) 0 .89 (e) 22
( 7 .77 ) ( 7 .89 ) 889,601 0 .31 1 .19 62
( 15 .68 ) ( 15 .63 ) 909,828 0 .31 0 .99 71
48 .28 48 .03 1,106,366 0 .39 0 .85 60
4 .40 4 .44 369,634 0 .40 0 .98 54
9 .24 9 .26 167,515 0 .40 1 .17 32

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
/Unrealized
Gain (Loss) Total
From
Net
Investment
Income
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Market
Price,
End of
Period
NDVG
4/30/24(d)
$ 24.89 $ 0.18 $ 3.59 $ 3.77 $ (0.17) $ — $ — $ (0.17) $ 28.49 $ 28.51
10/31/23
24.26 0.37 0.62 0.99 (0.36) — — (0.36) 24.89 24.90
10/31/22
26.13 0.34 (1.87) (1.53) (0.33) (0.01) — (0.34) 24.26 24.27
10/31/21(f)
25.00 0.09 1.10 1.19 (0.06) — — (0.06) 26.13 26.14
NUGO
4/30/24(d)
22.10 0.01 6.01 6.02 (0.05) — — (0.05) 28.07 28.15
10/31/23
17.97 0.05 4.13 4.18 (0.05) — — (0.05) 22.10 22.08
10/31/22
26.04 0.02 (8.09) (8.07) — — — — 17.97 17.93
10/31/21(g)
25.00 0.01 1.03 1.04 — — — — 26.04 26.05
NSCS
4/30/24(d)
20.74 0.04 4.48 4.52 (0.03) — — (0.03) 25.23 25.26
10/31/23
21.57 0.04 (0.79) (0.75) (0.07) — (0.01) (0.08) 20.74 20.74
10/31/22
26.21 0.06 (4.67) (4.61) (0.03) — — (0.03) 21.57 21.57
10/31/21(f)
25.00 0.01 1.20 1.21 — — — — 26.21 26.22
NWLG
4/30/24(d)
21.78 (0.01) 6.42 6.41 — (h) — — — 28.19 28.24
10/31/23
18.00 — 3.78 3.78 — — — — 21.78 21.78
10/31/22
26.39 (0.02) (8.37) (8.39) — — — — 18.00 18.00
10/31/21(f)
25.00 (0.02) 1.41 1.39 — — — — 26.39 26.37
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
Does not include in-kind transactions.
(d)
Unaudited
(e)
Annualized.
(f)
For the period August 4, 2021 (commencement of operations) through October 31, 2021.
(g)
For the period September 27, 2021 (commencement of operations) through October 31, 2021.
(h)
Value rounded to zero.

See Notes to Financial Statements.

Ratios and Supplemental Data
Total Return Ratios to Average Net Assets
Based
on
Net Asset
Value(b)
Based
on
Market
Price(b)
Net Assets,
End of Period
(000) Expenses
Net Investment
Income (Loss)
Portfolio
Turnover
Rate(c)
15 .14% 15 .20% $ 13,959 0 .64% (e) 1 .27% (e) 5%
4 .08 4 .08 8,214 0 .65 1 .45 18
( 5 .89 ) ( 5 .91 ) 7,763 0 .64 1 .34 12
4 .76 4 .82 6,009 0 .64 (e) 1 .52 (e) 7
27 .27 27 .73 2,800,131 0 .56 (e) 0 .07 (e) 13
23 .30 23 .46 2,476,996 0 .56 0 .24 31
( 31 .01 ) ( 31 .16 ) 2,332,827 0 .55 0 .09 39
4 .18 4 .18 1,687,423 0 .55 (e) 0 .39 (e) 2
21 .82 21 .95 6,560 0 .85 (e) 0 .36 (e) 21
( 3 .49 ) ( 3 .51 ) 5,393 0 .86 0 .19 44
( 17 .61 ) ( 17 .62 ) 5,608 0 .85 0 .27 64
4 .84 4 .87 6,290 0 .85 (e) 0 .23 (e) 11
29 .50 29 .66 7,049 0 .65 (e) ( 0 .07 ) (e) 29
20 .95 21 .00 5,445 0 .65 0 .01 71
( 31 .77 ) ( 31 .74 ) 4,501 0 .64 ( 0 .08 ) 58
5 .56 5 .50 6,069 0 .64 (e) ( 0 .24 ) (e) 15

Notes to Financial Statements
(Unaudited)

1. General Information
Trust and Fund Information:
Nushares ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment
Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of Nuveen ESG Dividend ETF (NUDV), Nuveen ESG Emerging Markets
Equity ETF (NUEM), Nuveen ESG International Developed Markets Equity ETF (NUDM), Nuveen ESG Large-Cap ETF (NULC), Nuveen ESG Large-
Cap Growth ETF (NULG), Nuveen ESG Large-Cap Value ETF (NULV), Nuveen ESG Mid-Cap Growth ETF (NUMG), Nuveen ESG Mid-Cap Value ETF
(NUMV) and Nuveen ESG Small-Cap ETF (NUSC), Nuveen Dividend Growth ETF (NDVG), Nuveen Growth Opportunities ETF (NUGO), Nuveen Small
Cap Select ETF (NSCS) and Nuveen Winslow Large-Cap Growth ESG ETF (NWLG) (each a “Fund” and collectively, the “Funds”). The Trust was organized as a Massachusetts business trust on February 20, 2015. Shares of NUDV, NUEM, NUDM, NULC, NULG, NULV, NUMG, NUMV AND NUSC
are listed and traded on the Cboe BZX Exchange, Inc., while shares of NDVG, NUGO, NSCS and NWLG are listed and traded on the NYSE Arca. The
Cboe BZX Exchange, Inc. and NYSE Arca are each an “Exchange”.
Current Fiscal Period:
The end of the reporting period for the Funds is April 30, 2024, and the period covered by these Notes to Financial
Statements is the six months ended April 30, 2024 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has
overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services. The Adviser has entered into sub-advisory agreements with Nuveen Asset
Management (“NAM”) and Teachers Advisors, LLC (“TAL”), each an affiliate of the Adviser, and Winslow Capital Management, LLC (“Winslow
Capital”), (each a “Sub-Adviser” and collectively, the “Sub-Advisers”). NAM is responsible for managing the investment portfolio of NDVG, NUGO and NSCS. TAL is responsible for managing the investment portfolio of NUDV, NUEM, NUDM, NULC, NULG, NULV, NUMG, NUMV AND NUSC.
Winslow Capital is responsible for managing the investment portfolio of NWLG.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services – Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation:
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the reporting period, the following Fund's investments in non-U.S. securities were as follows:

Notes to Financial Statements
(Unaudited) (continued)
Foreign Taxes:
The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the end of trade date for financial reporting purposes.
Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the
Funds determine the existence of a dividend declaration. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
NUEM Value
% of
Net Assets
Country:
China $ 68,282,520 26.9%
India 46,970,310 18.5
Taiwan 44,525,676 17.5
South Korea 28,791,593 11.3
Brazil 12,042,241 4.7
Saudi Arabia 12,003,823 4.7
South Africa 6,871,358 2.7
Mexico 6,295,677 2.5
Indonesia 4,466,824 1.8
Thailand 4,160,514 1.6
Other 20,121,887 8.0
Total non-U.S. Securities $254,532,423 100.2%
NUDM Value
% of
Net Assets
Country:
Japan $ 94,302,036 22.8%
United Kingdom 63,791,332 15.4
France 43,433,903 10.5
Switzerland 36,021,918 8.7
Germany 33,579,425 8.1
Australia 26,018,122 6.3
Denmark 16,261,742 4.0
Netherlands 14,529,931 3.5
Italy 13,224,421 3.2
Spain 12,079,193 2.9
Other 50,478,058 12.3
Total non-U.S. Securities $403,720,081 97.7%

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S.
dollars at the prevailing rates of exchange on the valuation date. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes tile market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
NUDV
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 7,810,294 $ – $ – $ 7,810,294
Total $ 7,810,294 $ – $ – $ 7,810,294
a
NUEM
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 250,371,607 $ 4,160,513 $ 5* $ 254,532,125
Corporate Bonds – 298 – 298
Total $ 250,371,607 $ 4,160,811 $ 5 $ 254,532,423
a
NUDM
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 409,521,907 $ – $ –** $ 409,521,907
Total $ 409,521,907 $ – $ – $ 409,521,907
a
NULC
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 28,718,381 $ – $ – $ 28,718,381
Total $ 28,718,381 $ – $ – $ 28,718,381
a

Notes to Financial Statements
(Unaudited) (continued)
NULG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,303,433,204 $ – $ – $ 1,303,433,204
Total $ 1,303,433,204 $ – $ – $ 1,303,433,204
a
NULV
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,549,170,087 $ – $ – $ 1,549,170,087
Total $ 1,549,170,087 $ – $ – $ 1,549,170,087
a
NUMG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 375,688,072 $ – $ – $ 375,688,072
Total $ 375,688,072 $ – $ – $ 375,688,072
a
NUMV
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 325,773,114 $ – $ – $ 325,773,114
Total $ 325,773,114 $ – $ – $ 325,773,114
a
NUSC
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,093,417,015 $ – $ – $ 1,093,417,015
Common Stock Rights – – 91,920* 91,920
Total $ 1,093,417,015 $ – $ 91,920 $ 1,093,508,935
a
NDVG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 13,813,378 $ – $ – $ 13,813,378
Total $ 13,813,378 $ – $ – $ 13,813,378
a
NUGO
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 2,777,548,852 $ – $ – $ 2,777,548,852
Total $ 2,777,548,852 $ – $ – $ 2,777,548,852
a
NSCS
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 6,415,072 $ – $ – $ 6,415,072
Exchange-Traded Funds 85,466 – – 85,466
Total $ 6,500,538 $ – $ – $ 6,500,538
a
NWLG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 6,971,986 $ – $ – $ 6,971,986
Total $ 6,971,986 $ – $ – $ 6,971,986
a
* Refer to the Fund’s Portfolio of Investments for securities classified as Level 3.
** Refer to the Fund's Portfolio of Investments for securities classified as Level 3. Value equals zero as of the end of the reporting period.

4. Portfolio Securities
Securities Lending:
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street
Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the reporting period, the Fund did not have any securities out of loan.
Purchases and Sales:
Long-term purchases and sales (excluding in-kind transactions) during the current fiscal period were as follows:
In-kind transactions during the current fiscal period were as follows:
Purchases Sales
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
NUDV $ 4,927,668 $ 4,916,768
NUEM 80,076,165 67,621,308
NUDM 120,992,574 130,363,401
NULC 8,328,829 8,295,677
NULG 533,681,650 523,819,463
NULV 350,866,427 371,481,019
NUMG 138,891,504 132,332,689
NUMV 88,695,959 92,283,339
NUSC 242,903,827 228,904,274
NDVG 585,532 624,195
NUGO 375,444,920 367,057,103
NSCS 1,313,872 1,289,247
NWLG 1,949,139 1,999,875

Notes to Financial Statements
(Unaudited) (continued)
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Each Fund issues and redeems its shares on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof
(“Creation Units”). Only certain institutional investors (referred to as “Authorized Participants”) who have entered into agreements with Nuveen
Securities, LLC, the Funds' distributor, may purchase and redeem Creation Units. Once created, shares of the Funds trade on the Exchange at market prices and are only available to individual investors through their brokers.
Creation Units are purchased and redeemed in-kind for a designated portfolio of securities included in each Fund’s respective Index and/or a specified amount of cash. Authorized Participants are charged fixed transaction fees in connection with purchasing and redeeming Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., taxes on currency or other financial transactions, and brokerage costs) and market impact expenses it incurs in purchasing or selling portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” on the Statements of Changes in Net Assets.
Transactions in Fund shares during the current and prior period were as follows:
Fund
In-Kind
Purchases
In-Kind
Sales
NUDV $ — $ 5,296,805
NUEM 2,449,662 —
NUDM 14,672,451 10,994,093
NULC 1,933,523 —
NULG 553,759,941 550,399,381
NULV 301,347,978 315,326,698
NUMG 102,148,411 117,376,616
NUMV 61,955,574 93,041,878
NUSC 220,420,859 184,022,647
NDVG 7,541,410 3,065,387
NUGO 5,090,166 331,514,567
NSCS — —
NWLG — —

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
NUDV NUEM
Six Months Ended
4/30/24
Year Ended
10/31/23
Six Months Ended
4/30/24
Year Ended
10/31/23
Shares Amount Shares Amount Shares Amount Shares Amount
Subscriptions – $– 300,000 $7,139,645 700,000 $19,108,748 1,200,000 $30,858,962
Redemptions (200,000) (5,303,640) (150,000) (3,598,170) – – (400,000) (10,718,220)
Net increase (decrease) (200,000) $(5,303,640) 150,000 $3,541,475 700,000 $19,108,748 800,000 $20,140,742
NUDM NULC
Six Months Ended
4/30/24
Year Ended
10/31/23
Six Months Ended
4/30/24
Year Ended
10/31/23
Shares Amount Shares Amount Shares Amount Shares Amount
Subscriptions 500,000 $15,220,118 2,200,000 $60,945,222 50,000 $1,936,660 150,000 $4,918,970
Redemptions (400,000) (11,487,440) – – – – (250,000) (8,309,095)
Net increase (decrease) 100,000 $3,732,678 2,200,000 $60,945,222 50,000 $1,936,660 (100,000) $(3,390,125)
NULG NULV
Six Months Ended
4/30/24
Year Ended
10/31/23
Six Months Ended
4/30/24
Year Ended
10/31/23
Shares Amount Shares Amount Shares Amount Shares Amount
Subscriptions 8,150,000 $554,106,928 10,450,000 $597,868,760 8,550,000 $304,528,370 20,750,000 $723,029,485
Redemptions (8,100,000) (548,203,750) (8,850,000) (512,906,665) (8,950,000) (315,660,060) (23,050,000) (803,390,155)
Net increase (decrease) 50,000 $5,903,178 1,600,000 $84,962,095 (400,000) $(11,131,690) (2,300,000) $(80,360,670)
NUMG NUMV
Six Months Ended
4/30/24
Year Ended
10/31/23
Six Months Ended
4/30/24
Year Ended
10/31/23
Shares Amount Shares Amount Shares Amount Shares Amount
Subscriptions 2,550,000 $102,271,754 3,800,000 $141,769,215 2,050,000 $62,111,446 4,800,000 $141,288,495
Redemptions (2,900,000) (117,964,320) (3,500,000) (130,837,060) (3,000,000) (94,705,797) (3,750,000) (108,286,065)
Net increase (decrease) (350,000) $(15,692,566) 300,000 $10,932,155 (950,000) $(32,594,351) 1,050,000 $33,002,430
NUSC NDVG
Six Months Ended
4/30/24
Year Ended
10/31/23
Six Months Ended
4/30/24
Year Ended
10/31/23
Shares Amount Shares Amount Shares Amount Shares Amount
Subscriptions 5,900,000 $220,861,772 14,550,000 $523,390,850 270,000 $7,560,489 40,000 $1,021,307
Redemptions (5,050,000) (182,228,670) (12,700,000) (459,587,365) (110,000) (3,072,460) (30,000) (737,015)
Net increase (decrease) 850,000 $38,633,102 1,850,000 $63,803,485 160,000 $4,488,029 10,000 $284,292
NUGO NSCS
Six Months Ended
4/30/24
Year Ended
10/31/23
Six Months Ended
4/30/24
Year Ended
10/31/23
Shares Amount Shares Amount Shares Amount Shares Amount
Subscriptions 190,000 $5,145,134 8,810,000 $169,892,907 – $– – $–
Redemptions (12,440,000) (338,135,235) (26,550,000) (540,562,557) – – – –
Net increase (decrease) (12,250,000) $(332,990,101) (17,740,000) $(370,669,650) – $– – $–
NWLG
Six Months Ended
4/30/24
Year Ended
10/31/23
Shares Amount Shares Amount
Subscriptions – $– 10,000 $188,861
Redemptions – – (10,000) (192,596)
Net increase (decrease) – $– – $(3,735)

Notes to Financial Statements
(Unaudited) (continued)
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NUDV $ 7,929,288 $ 530,067 $ (649,061) $ (118,994)
NUEM 239,526,470 35,841,150 (20,835,197) 15,005,953
NUDM 360,959,518 65,903,844 (17,341,455) 48,562,389
NULC 23,562,041 6,249,313 (1,092,973) 5,156,340
NULG 1,190,093,521 181,005,981 (67,666,297) 113,339,684
NULV 1,483,648,199 145,095,843 (79,573,955) 65,521,888
NUMG 354,638,956 37,581,790 (16,532,674) 21,049,116
NUMV 300,552,338 37,240,197 (12,019,421) 25,220,776
NUSC 1,075,120,097 133,178,623 (114,789,784) 18,388,839
NDVG 13,014,985 1,153,533 (355,140) 798,393
NUGO 2,063,293,974 762,554,085 (48,299,207) 714,254,878
NSCS 5,790,386 1,239,892 (529,740) 710,152
NWLG 5,229,784 1,878,414 (136,213) 1,742,201
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NUDV
$ 18,474 $ — $ (1,142,305) $ (24,076) $ — $ — $ (1,147,907)
NUEM
4,358,021 — (13,640,002) (30,912,083) — — (40,194,064)
NUDM
11,342,358 — (11,339,660) (24,030,129) — — (24,027,431)
NULC
276,660 — 1,126,094 (367,029) — — 1,035,725
NULG
3,287,234 — (4,678,578) (72,405,269) — — (73,796,613)
NULV
31,936,836 — (130,276,245) (142,380,524) — — (240,719,933)
NUMG
484,934 — (32,588,783) (69,664,119) — — (101,767,968)
NUMV
5,529,795 — (33,799,766) (43,537,334) — — (71,807,305)
NUSC
7,792,023 — (160,491,921) (130,970,756) — — (283,670,654)
NDVG
8,868 — 67,087 (275,899) — — (199,944)
NUGO
3,071,931 — 156,006,708 (708,138,090) — — (549,059,451)
NSCS
— — (160,601) (1,042,002) — — (1,202,603)
NWLG
384 — 489,708 (1,304,154) — — (814,062)

As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for its investment advisory services to the Funds. The Sub-Adviser is
compensated for its services to the Funds from the management fees paid to the Adviser.   The Adviser is responsible for substantially all other
expenses of the Funds, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Funds’ chief compliance officer, litigation expenses and extraordinary expenses.
The annual management fee, payable monthly, for each Fund is based on a percentage of average daily net assets according to the following rates:
Fund
Short-Term Long-Term Total
NUDV
$ — $ 24,076 $ 24,076
NUEM
1
21,168,556 9,743,527 30,912,083
NUDM
1
13,264,626 10,765,503 24,030,129
NULC
91,524 275,505 367,029
NULG
50,827,171 21,578,098 72,405,269
NULV
94,751,198 47,629,326 142,380,524
NUMG
46,927,534 22,736,585 69,664,119
NUMV
25,765,934 17,771,400 43,537,334
NUSC
57,317,169 73,653,587 130,970,756
NDVG
138,085 137,814 275,899
NUGO
554,804,095 153,333,995 708,138,090
NSCS
689,147 352,855 1,042,002
NWLG
771,445 532,709 1,304,154
1
A portion of NUEM's and NUDM's capital loss carryforwards is subject to limitation under the Internal Revenue Code and related regulations.
Fund Management Fee
NUDV 0.25%
NUEM 0.35
NUDM 0.30
NULC 0.20
NULG 0.25
NULV 0.25
NUMG 0.30
NUMV 0.30
NUSC 0.30
NDVG 0.64
NUGO 0.55
NSCS 0.85
NWLG 0.64

Notes to Financial Statements
(Unaudited) (continued)
Other Transactions with Affiliates:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
Fund Purchases Sales
Realized Gain
(Loss)
NUDV $ — $ — $ —
NUEM — — —
NUDM — — —
NULC — — —
NULG 9,793,780 48,062,795 (9,985,298)
NULV 42,424,933 16,880,816 (3,783,504)
NUMG 9,074,141 22,233,194 (2,012,539)
NUMV 23,336,333 3,645,254 (1,236,172)
NUSC 7,649,362 765,473 87,300
NDVG — — —
NUGO 381,606 54,650 (8,131)
NSCS — — —
NWLG — — —

Shareholder Meeting Report
(Unaudited)

The special meeting of shareholders was held on November 20, 2023, for Nushares ETF Trust; at this meeting, the shareholders were asked to elect
Board members.
Nushares ETF Trust
Approval of the Board Members was reached as follows:
Joseph A. Boateng
For 231,658,828
Withhold 1,776,304
Total 233,435,132
Michael A. Forrester
For 231,480,452
Withhold 1,954,680
Total 233,435,132
Thomas J. Kenny
For 231,469,963
Withhold 1,965,169
Total 233,435,132
Amy B.R. Lancellotta
For 231,359,871
Withhold 2,075,261
Total 233,435,132
Joanne T. Medero
For 231,334,099
Withhold 2,101,033
Total 233,435,132
Albin F. Moschner
For 231,007,039
Withhold 2,428,093
Total 233,435,132
John K. Nelson
For 229,951,286
Withhold 3,483,846
Total 233,435,132
Loren M. Starr
For 231,498,821
Withhold 1,936,311
Total 233,435,132
Matthew Thornton III
For 230,995,832
Withhold 2,439,300
Total 233,435,132
Terence J. Toth
For 230,107,507
Withhold 3,327,625
Total 233,435,132
Margaret L. Wolff
For 231,350,396
Withhold 2,084,736
Total 233,435,132
Robert L. Young
For 230,988,980
Withhold 2,446,152
Total 233,435,132

Additional Fund Information
(Unaudited)
The tables below show the number and percentage of days during the current fiscal period that each Fund’s market price was greater than its NAV per share (i.e., at premium) and less than its NAV per share (i.e., at a discount). The market price is determined using the midpoint between the highest bid and the lowest offer on the applicable Fund’s listing exchange, as of the time that the Fund’s NAV is calculated (normally 4:00 p.m. Eastern Time).
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Advisers
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Teachers Advisors, LLC
730 Third Avenue
New York, NY 10017-3206
Winslow Capital
Management, LLC
80 South Eighth Street
Minneapolis, MN 55402
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Administrator, Custodian
and Transfer Agent
Citibank, N.A.
111 Wall Street
New York, NY 10005
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Morgan Lewis & Bockius LLP
111 Pennsylvania Avenue, NW
Washington, D.C. 20004
NUDV NUEM
Year Ended April 30, 2024 Number of Days % of Total Days Number of Days % of Total Days
Premium/Discount Range:
Greater than 3.00% - - - -
1.01% to 3.00% - - 22 17.7%
0.51% to 1.00% - - 41 33.1%
0.26% to 0.50% - - 19 15.3%
0.00% to 0.25% - - 13 10.5%
(0.01)% to (0.25)% 124 100.0% 10 8.1%
(0.26)% to (0.50)% - - 11 8.9%
(0.51)% to (1.00)% - - 7 5.6%
(1.01)% to (3.00)% - - 1 0.8%
124 100% 124 100%

The tables below show the number and percentage of days during the current fiscal period that each Fund’s market price was greater than its NAV per share (i.e., at premium) and less than its NAV per share (i.e., at a discount). The market price is determined using the midpoint between the highest bid and the lowest offer on the applicable Fund’s listing exchange, as of the time that the Fund’s NAV is calculated (normally 4:00 p.m. Eastern Time).
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Advisers
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Teachers Advisors, LLC
730 Third Avenue
New York, NY 10017-3206
Winslow Capital
Management, LLC
80 South Eighth Street
Minneapolis, MN 55402
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Administrator, Custodian
and Transfer Agent
Citibank, N.A.
111 Wall Street
New York, NY 10005
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Morgan Lewis & Bockius LLP
111 Pennsylvania Avenue, NW
Washington, D.C. 20004
NUDV NUEM
Year Ended April 30, 2024 Number of Days % of Total Days Number of Days % of Total Days
Premium/Discount Range:
Greater than 3.00% - - - -
1.01% to 3.00% - - 22 17.7%
0.51% to 1.00% - - 41 33.1%
0.26% to 0.50% - - 19 15.3%
0.00% to 0.25% - - 13 10.5%
(0.01)% to (0.25)% 124 100.0% 10 8.1%
(0.26)% to (0.50)% - - 11 8.9%
(0.51)% to (1.00)% - - 7 5.6%
(1.01)% to (3.00)% - - 1 0.8%
124 100% 124 100%
NUDM NULC
Year Ended April 30, 2024 Number of Days % of Total Days Number of Days % of Total Days
Premium/Discount Range:
1.01% to 3.00% 3 2.4% - -
0.51% to 1.00% 19 15.3% - -
0.26% to 0.50% 23 18.5% - -
0.00% to 0.25% 37 29.8% 41 33.1%
(0.01)% to (0.25)% 21 16.9% 83 66.9%
(0.26)% to (0.50)% 12 9.7% - -
(0.51)% to (1.00)% 5 4.0% - -
(1.01)% to (3.00)% 4 3.2% - -
124 100% 124 100%
NULG NULV
Year Ended April 30, 2024 Number of Days % of Total Days Number of Days % of Total Days
Premium/Discount Range:
0.00% to 0.25% 77 62.1% 66 53.2%
(0.01)% to (0.25)% 47 37.9% 58 46.8%
124 100% 124 100%
NUMG NUMV
Year Ended April 30, 2024 Number of Days % of Total Days Number of Days % of Total Days
Premium/Discount Range:
0.00% to 0.25% 53 42.7% 15 12.1%
(0.01)% to (0.25)% 71 57.3% 109 87.9%
124 100% 124 100%
NUSC NDVG
Year Ended April 30, 2024 Number of Days % of Total Days Number of Days % of Total Days
Premium/Discount Range:
0.51% to 1.00% - - 1 0.8%
0.00% to 0.25% 81 65.3% 85 63.3%
(0.01)% to (0.25)% 43 34.7% 38 36.7%
124 100.0% 124 100%
NUGO NSCS
Year Ended April 30, 2024 Number of Days % of Total Days Number of Days % of Total Days
Premium/Discount Range:
0.00% to 0.25% 73 58.9% 83 66.9%
(0.01)% to (0.25)% 51 41.1% 41 33.1%
124 100.0% 124 100%
NWLG
Year Ended April 30, 2024 Number of Days % of Total Days
Premium/Discount Range:
0.00% to 0.25% 74 59.7%
(0.01)% to (0.25)% 50 40.3%
124 100%

Additional Fund Information
(Unaudited) (continued)
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)

Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Net Assets Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report (the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk. The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees (the "Board")
previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity
Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-
Committee (the “LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2023 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2022 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“Illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Annual Investment Management
Agreement Approval Process
(Unaudited)

Nuveen ESG Dividend ETF (NUDV)
Nuveen ESG Emerging Markets Equity ETF (NUEM)
Nuveen ESG International Developed Markets Equity ETF (NUDM)
Nuveen ESG Large-Cap ETF (NULC)
Nuveen ESG Large-Cap Growth ETF (NULG)
Nuveen ESG Large-Cap Value ETF (NULV)
Nuveen ESG Mid-Cap Growth ETF (NUMG)
Nuveen ESG Mid-Cap Value ETF (NUMV)
Nuveen ESG Small-Cap ETF (NUSC)
Nuveen Dividend Growth ETF (NDVG)
Nuveen Growth Opportunities ETF (NUGO)
Nuveen Small Cap Select ETF (NSCS)
Nuveen Winslow Large-Cap Growth ESG ETF (NWLG)
The Approval Process
At meetings held on April 18 and 19, 2024 (the “Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of Nushares
ETF Trust approved, for each respective Fund, the renewal of the investment management agreement (each an “Investment Management
Agreement”) with Nuveen Fund Advisors, LLC (“NFAL”; NFAL is an “Adviser”), pursuant to which NFAL serves as investment adviser to such Fund.
Similarly, for each respective Fund, the Board approved the renewal of the sub-advisory agreement (each a “Sub-Advisory Agreement”) with (a)
in the case of Nuveen ESG Dividend ETF (the “ESG Dividend Fund”), Nuveen ESG Emerging Markets Equity ETF (the “ESG Emerging Markets
Equity Fund”), Nuveen ESG International Developed Markets Equity ETF (the “ESG International Developed Markets Equity Fund”), Nuveen ESG
Large-Cap ETF (the “ESG Large-Cap Fund”), Nuveen ESG Large-Cap Growth ETF (the “ESG Large-Cap Growth Fund”), Nuveen ESG Large-Cap
Value ETF (the “ESG Large-Cap Value Fund”), Nuveen ESG Mid-Cap Growth ETF (the “ESG Mid-Cap Growth Fund”), Nuveen ESG Mid-Cap Value
ETF (the “ESG Mid-Cap Value Fund”) and Nuveen ESG Small-Cap ETF (the “ESG Small-Cap Fund”), Teachers Advisors, LLC (“TAL”), pursuant to which TAL serves as the sub-adviser to such Fund; (b) in the case of Nuveen Dividend Growth ETF (the “Dividend Growth Fund”), Nuveen
Growth Opportunities ETF (the “Growth Opportunities Fund”) and Nuveen Small Cap Select ETF (the “Small Cap Select Fund”), Nuveen Asset
Management, LLC (“NAM”), pursuant to which NAM serves as the sub-adviser to such Fund; and (c) in the case of Nuveen Winslow Large-Cap
Growth ESG ETF (the “Winslow Large-Cap Growth ESG Fund”), Winslow Capital Management, LLC (“Winslow,” and Winslow, TAL and NAM are
each a “Sub-Adviser”), pursuant to which Winslow serves as the sub-adviser o such Fund. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested
Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable
Fund.
In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Investment Management
Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-
Advisory Agreements are collectively referred to as the “Advisory Agreements,” and NFAL and the Sub-Advisers are collectively, the “Fund Advisers”
and each a “Fund Adviser.” In addition, the fund complex consists of the group of funds advised by NFAL (collectively referred to as the “Nuveen funds”) and the group of funds advised by TAL (collectively referred to as the “TC funds”). For clarity, NFAL serves as Adviser to the Nuveen funds, including the Funds, and TAL, in addition to serving as the sub-adviser to certain Nuveen funds (including certain of the Funds), serves as “Adviser”
to the TC funds. The Board Members considered that the prior separate boards of the TC funds and Nuveen funds were consolidated effective in
January 2024. Accordingly, at the Meeting, the Board Members considered the review of the advisory agreements for the Nuveen funds as well as reviewed the investment management agreements for the TC funds. Depending on the appropriate context, references to “the Adviser” may be to
NFAL with respect to the Nuveen funds and/or TAL with respect to the TC funds.
The Board Members considered the review of the advisory agreements of the Nuveen funds and the TC funds to be an ongoing process. The Board
Members therefore employed the accumulated information, knowledge and experience they had gained during their tenure on the respective board of the TC funds or Nuveen funds (as the case may be) governing the applicable funds and working with the respective investment advisers and sub-
advisers, as applicable, in their review of the advisory agreements for the fund complex.
During the course of the year prior to the Meeting, the Board and/or its committees received a wide variety of materials that covered a range of topics relevant to the Board’s annual consideration of the renewal of the advisory agreements, including reports on fund investment results over various periods; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices including soft dollar arrangements (as applicable); the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries (as applicable); securities lending (as applicable); and overall market and regulatory developments.
The Board also met periodically with and/or received presentations by key investment professionals managing a fund’s portfolio. In particular, at the Board meeting held on February 27-29, 2024 (the “February Meeting”), the Board and/or its Investment Committee received the annual

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
performance review of the funds as described in further detail below. The presentations, discussions and meetings throughout the year also provide a means for the Board to evaluate and consider the level, breadth and quality of services provided by the Adviser and sub-advisers, as applicable, and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.
In connection with its annual consideration of the advisory agreements, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the advisory agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; the consolidation of the Nuveen fund family and TC fund family; a review of product actions advanced in 2023 for the benefit of particular funds and/or the fund complex; a review of each sub-adviser, if applicable, and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee and, if applicable, sub-advisory fee schedules; a description of portfolio manager compensation; a description of the profitability and/or financial data of Nuveen, TAL and the sub-advisers; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the funds, as applicable. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective fund to those of a peer universe and, with respect to open-end funds, also to a peer group of funds selected by Broadridge, subject to certain exceptions.
The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the fund complex is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.
As part of their review, the Board Members and independent legal counsel met by videoconference in executive session on April 10, 2024 (the “April
Executive Session”) to review and discuss materials provided in connection with their annual review of the advisory agreements for the fund complex.
After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the
Board subsequently reviewed and discussed the responses to these follow-up questions and requests.
The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board
Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory
Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decisions to renew each Advisory Agreement were not based on a single identified factor, but rather each decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the funds’ advisory arrangements and oversight of the funds. Each Board
Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the
Advisory Agreements is set forth below.
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Board Members considered the Investment Management Agreements and the Sub-
Advisory Agreements separately in the course of their review. With this approach, they considered the roles of NFAL and the Sub-Advisers in providing services to the applicable Fund(s).
The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the applicable funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as continual program of improvement and innovation aimed at enhancing the funds and fund complex for investors and meeting the needs of an increasingly complex regulatory environment. In particular, over the past several years, the Board considered the significant resources, both financial and personnel, the Adviser and its affiliates have committed in working to consolidate the Nuveen fund family and TC fund family under one centralized umbrella.
The Board considered that the organizational changes in bringing together Nuveen, its affiliates and TIAA’s (as defined below) asset management businesses, consolidating the Nuveen and TC fund families and other initiatives were anticipated to provide various benefits for the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. As part of these efforts, the boards of the TC funds and Nuveen funds were consolidated effective in January 2024.
The Board also reviewed information regarding other product actions undertaken or continued by management in the 2023 calendar year in seeking to improve the effectiveness of the organization, the product line-up as well as particular funds through, among other things, continuing to review and optimize the product line and gaining efficiencies through mergers and liquidations; reviewing and updating investment policies and benchmarks; implementing fee waivers and/or expense cap changes for certain funds; evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are considered. In its review, the Board considered that the funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the applicable funds have expanded over the years as a result of, among other things, regulatory, market and other developments, such as the adoption of the tailored shareholder report or the revised fund name rule.

In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Nuveen funds, such funds utilize sub-advisers to manage the portfolios of the funds subject to the supervision of NFAL. Accordingly, the Board considered that NFAL and its affiliates, among other things, oversee and review the performance of the respective sub-adviser and its investment team(s); evaluate Nuveen fund performance and market conditions; evaluate investment strategies and recommend changes thereto; set and manage distributions consistent with the respective Nuveen fund’s product design; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. As each Fund is an exchange-traded fund (each an “ETF”), such services also include, but are not limited to, performance monitoring and assessment, evaluating tax efficiencies consistent with portfolio management, reviewing tracking error and analyzing secondary market dynamics. The Board further considered that over the course of the 2023 calendar year, the Nuveen global public product team which supports the funds in the fund complex and their shareholders assessed the investment personnel across the investment leadership teams which resulted in additions or other modifications to the portfolio management teams of various funds. The Board also reviewed a description of the compensation structure applicable to certain portfolio managers.
In addition to the above investment advisory services, the Board further considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds. Given the highly regulated industry in which the funds operate, the Board considered the breadth of the Adviser’s compliance program and related policies and procedures. The Board reviewed various initiatives the Adviser’s compliance team undertook or continued in 2023, in part, to address new regulatory requirements, support international business growth and product development, enhance international trading capabilities, enhance monitoring capabilities in light of the new regulatory requirements and guidance and maintain a comprehensive training program. The Board further considered, among other things, that other non-advisory services provided included, among other things, board support and reporting; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); risk management, including reviews of the liquidity risk management and derivatives risk management programs; legal support services; regulatory advocacy; and cybersecurity, business continuity and disaster recovery planning and testing.
Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the funds, including to enhance global talent, middle office systems, software and international and internal capabilities. The Board considered the access provided by the Adviser and its affiliates to a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.
In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the applicable funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
With respect to the Funds, the Board considered the division of responsibilities between NFAL and the Sub-Advisers and considered that each
Sub-Adviser and its investment personnel generally are responsible for the management of each applicable Fund’s portfolio under the oversight of
NFAL and the Board. The Board considered an analysis of each Sub-Adviser provided by NFAL which included, among other things, a summary of changes in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time; and data reflecting product changes (if any) taken with respect to certain Nuveen funds. The Board considered that NFAL recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the
Funds. In this regard, the Board and/or its Investment Committee reviewed, among other things, net asset value performance of the Funds over the quarter, one-, three- and five-year periods ending December 31, 2023 and March 31, 2024 (or for such shorter periods to the extent a Fund was not in existence during such periods). The Board performed its annual review of fund performance at its February Meeting and an additional review at the April Executive Session and also reviewed and discussed performance data at its other regularly scheduled quarterly meetings throughout the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that were provided at the
Meeting and in prior meetings over time in evaluating fund performance, including management’s analysis of a fund’s performance with particular focus on funds that met certain challenged performance measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/
or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.
The Board considered that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.
In its evaluation, the Board reviewed fund performance results from different perspectives. In general, subject to certain exceptions, the Board reviewed both absolute and relative fund performance over the various time periods and considered performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”), subject to certain exceptions, and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies, dates of fund inception and other characteristics of the peers in the Performance Peer Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable fund. With respect to relative performance of a fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the Funds as low, medium or high, subject to an exception with respect to those Funds that are Nuveen ETFs designed to track the performance of a specified index (an “Underlying
Index”; each such Nuveen ETF is an “Index ETF”). In its review of relative performance, the Board considered a Fund’s performance relative to its
Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.
With respect to the Funds, the Board considered that the ESG Dividend Fund, ESG Emerging Markets Equity Fund, ESG International Developed
Markets Equity Fund, ESG Large-Cap Fund, ESG Large-Cap Growth Fund, ESG Large-Cap Value Fund, ESG Mid-Cap Growth Fund, ESG Mid-Cap
Value Fund and ESG Small-Cap Fund were Index ETFs, and the other Funds, including the Dividend Growth Fund, Growth Opportunities Fund, Small
Cap Select Fund and Winslow Large-Cap Growth ESG Fund were actively managed.
With respect to the relative benchmark performance for Index ETFs, the Board considered, among other things, the Index ETF’s performance in comparison to the performance of its Underlying Index and a broad-based index from which the Underlying Index is generally derived, the performance of the Underlying Index compared to such broad-based index over the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024 (or such shorter periods for funds that did not exist during those time frames), each Index ETF’s tracking error over various periods and certain peer rankings. However, given the Index ETFs’ investment objective of seeking investment results that correspond generally to the performance of their respective Underlying Index, the Board considered that the extent to which an Index ETF tracked its benchmark was of greater relevance in assessing the performance of these funds and therefore placed more emphasis on the tracking error and correlation data.
The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-
specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill.
Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.
In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.
The performance determinations with respect to each Fund are summarized below.
For the ESG Dividend Fund, the Board considered, among other things, the performance of the Fund and its Underlying Index for the one-
year periods ended December 31, 2023 and March 31, 2024 as well as its tracking error compared to its Underlying Index as of December
31, 2023 and March 31, 2024 and as of each month end for the 2023 calendar year. The Board considered that the Fund ranked in the third quartile of its Performance Peer Group for the one-year periods ended December 31, 2023 and March 31, 2024. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered that the Fund had performed in line with expectations in 2023. The Board further considered that the performance history of the Fund was too short for a meaningful assessment of performance, and management deserved additional time to develop a performance record.
For the ESG Emerging Markets Equity Fund, the Board considered, among other things, the performance of the Fund and its Underlying
Index for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024 as well as its tracking error compared to its Underlying Index as of December 31, 2023 and March 31, 2024 and as of each month end for the 2023 calendar year. The Board considered that although the Fund ranked in the fourth quartile of its Performance Peer Group for the three-year period ended December
31, 2023, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period and second quartile for the five-year period ended December 31, 2023. In addition, although the Fund ranked in the fourth quartile of its Performance Peer Group for the one- and three-year periods ended March 31, 2024, the Fund ranked in the second quartile for the five-year period ended March 31, 2024.
Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered that the Fund had performed in line with expectations in 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the
Fund’s performance supported renewal of the Advisory Agreements.

For the ESG International Developed Markets Equity Fund, the Board considered, among other things, the performance of the Fund and its Underlying Index for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024 as well as its tracking error compared to its Underlying Index as of December 31, 2023 and March 31, 2024 and as of each month end for the 2023 calendar year.
The Board considered that although the Fund ranked in the fourth quartile of its Performance Peer Group for the three-year period ended
December 31, 2023, the Fund ranked in the third quartile for the one- and five-year periods ended December 31, 2023. In addition, although the Fund ranked in the fourth quartile of its Performance Peer Group for the one-year period ended March 31, 2024, the Fund ranked in the third quartile for the three- and five-year periods ended March 31, 2024. Given the Fund’s investment objective, however, the
Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the
Board considered that the Fund had performed in line with expectations in 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the
Advisory Agreements.
For the ESG Large-Cap Fund, the Board considered, among other things, the performance of the Fund and its Underlying Index for the one- and three-year periods ended December 31, 2023 and March 31, 2024 as well as its tracking error compared to its Underlying Index as of December 31, 2023 and March 31, 2024 and as of each month end for the 2023 calendar year. The Board considered that the Fund ranked in the fourth quartile of its Performance Peer Group for the three-year periods ended December 31, 2023 and March 31, 2024 and the third quartile for the one-year periods ended December 31, 2023 and March 31, 2024. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the
Board considered that the Fund had performed in line with expectations in 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the
Advisory Agreements.
For the ESG Large-Cap Growth Fund, the Board considered, among other things, the performance of the Fund and its Underlying
Index for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024 as well as its tracking error compared to its Underlying Index as of December 31, 2023 and March 31, 2024 and as of each month end for the 2023 calendar year. The Board considered that the Fund ranked in the third quartile of its Performance Peer Group for the one-year period and first quartile for the three-
and five-year periods ended December 31, 2023. In addition, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period, second quartile for the three-year period and first quartile for the five-year period ended March 31, 2024. Given the
Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered that the Fund had performed in line with expectations in 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.
For the ESG Large-Cap Value Fund, the Board considered, among other things, the performance of the Fund and its Underlying Index for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024 as well as its tracking error compared to its Underlying Index as of December 31, 2023 and March 31, 2024 and as of each month end for the 2023 calendar year. The Board considered that the Fund ranked in the fourth quartile of its Performance Peer Group for the one-, three- and five-year periods ended
December 31, 2023 and March 31, 2024. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered that the Fund had performed in line with expectations in 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.
For the ESG Mid-Cap Growth Fund, the Board considered, among other things, the performance of the Fund and its Underlying Index for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024 as well as its tracking error compared to its Underlying Index as of December 31, 2023 and March 31, 2024 and as of each month end for the 2023 calendar year. The Board considered that the Fund ranked in the second quartile of its Performance Peer Group for the one- and five-year periods ended
December 31, 2023 and third quartile for the three-year period ended December 31, 2023. In addition, although the Fund ranked in the fourth quartile of its Performance Peer Group for the one-year period ended March 31, 2024, the Fund ranked in the third quartile for the three- and five-year periods ended March 31, 2024. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered that the Fund had performed in line with expectations in 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
For the ESG Mid-Cap Value Fund, the Board considered, among other things, the performance of the Fund and its Underlying Index for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024 as well as its tracking error compared to its Underlying
Index as of December 31, 2023 and March 31, 2024 and as of each month end for the 2023 calendar year. The Board considered that although the Fund ranked in the fourth quartile of its Performance Peer Group for the one-, three- and five-year periods ended
December 31, 2023 and the three- and five-year periods ended March 31, 2024, the Fund ranked in the third quartile for the one-year period ended March 31, 2024. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered that the Fund had performed in line with expectations in 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.
For the ESG Small-Cap Fund, the Board considered, among other things, the performance of the Fund and its Underlying Index for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024 as well as its tracking error compared to its Underlying
Index as of December 31, 2023 and March 31, 2024 and as of each month end for the 2023 calendar year. The Board considered that although the Fund ranked in the fourth quartile of its Performance Peer Group for the three-year period ended December 31, 2023, the
Fund ranked in the third quartile of its Performance Peer Group for the one-year period and second quartile for the five-year period ended
December 31, 2023. In addition, although the Fund ranked in the fourth quartile of its Performance Peer Group for the three-year period ended March 31, 2024, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period and second quartile for the five-year period ended March 31, 2024. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered that the Fund had performed in line with expectations in 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.
For the Dividend Growth Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-year periods ended December 31, 2023 and March 31, 2024, the Fund ranked in the second quartile of its Performance Peer
Group for the one-year period ended December 31, 2023 and third quartile for the one-year period ended March 31, 2024. The Board, however, considered that the Fund was relatively new with performance history too short to make a meaningful assessment of performance, and management deserved additional time to develop a performance record.
For the Growth Opportunities Fund, the Board considered that the Fund outperformed its benchmark and ranked in the first quartile of its Performance Peer Group for the one-year periods ended December 31, 2023 and March 31, 2024. The Board, however, considered that the Fund was relatively new with performance history too short to make a meaningful assessment of performance, and management deserved additional time to develop a performance record.
For the Small Cap Select Fund, the Board considered that the Fund outperformed its benchmark for the one-year periods ended December
31, 2023 and March 31, 2024 and ranked in the second quartile of its Performance Peer Group for the one-year period ended December
31, 2023 and first quartile for the one-year period ended March 31, 2024. The Board, however, considered that the Fund was relatively new with performance history too short to make a meaningful assessment of performance, and management deserved additional time to develop a performance record.
For the Winslow Large-Cap Growth ESG Fund, the Board considered that the Fund outperformed its benchmark for the one-year periods ended December 31, 2023 and March 31, 2024 and ranked in the second quartile of its Performance Peer Group for the one-year period ended December 31, 2023 and first quartile for the one-year period ended March 31, 2024. The Board, however, considered that the
Fund was relatively new with performance history too short to make a meaningful assessment of performance, and management deserved additional time to develop a performance record.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board generally reviewed, among other things, the contractual management fee and the net/actual management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also reviewed information about other expenses and the total operating expense ratio of each fund (after any fee waivers and/or expense reimbursements). More specifically, the
Board Members reviewed, among other things, each fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of funds (the “Expense Universe”) and with respect to the open-end funds, for a more focused subset of comparable funds (the “Expense Group”) established by Broadridge (subject to certain exceptions). The Board Members reviewed the methodology
Broadridge employed to establish its Expense Universe and Expense Group (as applicable) and considered that differences between the applicable fund and its respective Expense Universe and/or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds as there are variations in the services that are included for the fees paid. The
Board Members took these limitations and differences into account when reviewing comparative peer data.

The Board Members also considered a fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective fund. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense or fee criteria when compared to its Expense Universe and Expense Group (if any) and an analysis as to the factors contributing to each such fund’s relative net total expense ratio.
The Board Members also considered, in relevant part, a fund’s management fee and net total expense ratio in light of the fund’s performance history, including reviewing certain funds identified by management and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.
In their evaluation of the fee arrangements for the funds, the Board Members also reviewed the management fee schedules. With respect to the Funds, the Board considered that the Funds pay NFAL a single, all-inclusive (or unified) management fee for providing or paying for all services necessary for the management and operation of the Fund, subject to certain exceptions. Unlike the typical fee arrangements of other funds in which the funds pay a variety of fees and expenses such as investment advisory fees, transfer agency fees, audit fees, custodian fees, administration fees, compliance expenses, recordkeeping expenses, marketing and shareholder service fees, distribution charges and other expenses, Nuveen ETFs, such as the Funds, pay the Adviser a unified fee, and the Adviser is responsible for providing such services or arranging and supervising third parties to provide such services (subject to the certain exceptions). Under the unified fee structure, the Board considered that the Adviser generally bears the risks of the operating costs rising (and benefits if such expenses decrease) and therefore has an incentive to be administratively efficient. Accordingly, as part of the Board’s analysis of the fee level of each
Nuveen ETF, the Board Members reviewed, among other things, the unified management fee compared to the contractual and actual management fees of its respective Expense Group and Expense Universe, as well as the fund’s net total expense ratio compared to the net total expense ratio of its respective Expense Group and Expense Universe.
With respect to each Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to each
Sub-Adviser is the responsibility of NFAL, not the applicable Fund(s).
The Board’s considerations regarding the comparative fee data for each of the Funds are set forth below. With respect to the quartile rankings noted below, the first quartile represents the range of funds with the lowest management fee rate or net total expense ratio, as applicable, and the fourth quartile represents the range of funds with the highest management fee rate or net total expense ratio, as applicable. The Board considered that Broadridge only calculates quartiles if a minimum number of peers is available and therefore quartile rankings may not be available for certain Expense Groups and/or Expense Universes.
For the ESG Dividend Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group and Expense Universe. In addition, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.
For the ESG Emerging Markets Equity Fund, although the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the fourth quartile of its Expense Group, each ranked in the second quartile of its Expense Universe.
In addition, the Fund’s actual management fee and net total expense ratio were above the Expense Group median. The Fund’s unified management fee, however, was reduced in September  2021.
For the ESG International Developed Markets Equity Fund, although the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the fourth quartile of its Expense Group, each ranked in the third quartile of its Expense Universe.
In addition, the Fund’s actual management fee rate and net total expense ratio were above the Expense Group median. The Fund’s unified management fee, however, was reduced in September  2021.
For the ESG Large-Cap Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the third quartile of its Expense Group. In addition, although the Fund’s net total expense ratio ranked in the fourth quartile of its
Expense Universe, the Fund’s contractual management fee rate and actual management fee rate ranked in the third quartile of its Expense
Universe. Further, the Fund’s actual management fee rate and net total expense ratio were each slightly above (within 6 basis points of) the
Expense Group median.
For the ESG Large-Cap Growth Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the third quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, second quartile and third quartile of its Expense Universe, respectively.
Further, the Fund’s actual management fee rate and net total expense ratio were slightly above (within 5 basis points of) the Expense Group median. The Fund’s unified management fee also was reduced in September  2021.
For the ESG Large-Cap Value Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the third quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the second quartile of its Expense Universe. The Fund’s actual management fee rate and net total expense ratio, however, were above the Expense Group median. The Fund’s unified management fee also was reduced in
September  2021.
For the ESG Mid-Cap Growth Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the third quartile of its Expense Group and Expense Universe. In addition, the Fund’s actual management fee rate and net total expense ratio were above the Expense Group median. The Fund’s unified management fee, however, was reduced in
September 2021.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
For the ESG Mid-Cap Value Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the third quartile of its Expense Group and Expense Universe. In addition, the Fund’s actual management fee rate and net total expense ratio were above the Expense Group median. The Fund’s unified management fee, however, was reduced in
September  2021.
For the ESG Small-Cap Fund, although the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the fourth quartile of its Expense Group, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, third quartile and third quartile of its Expense Universe, respectively. In addition, the
Fund’s actual management fee rate and net total expense ratio were above the Expense Group median. The Fund’s unified management fee, however, was reduced in September  2021.
For the Dividend Growth Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the third quartile of its Expense Group and Expense Universe. The Fund’s actual management fee rate and net total expense ratio, however, were above the Expense Group median.
For the Growth Opportunities Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and first quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the second quartile of its Expense Universe.
Further, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.
For the Small Cap Select Fund, although the Fund’s contractual management fee rate and actual management fee rate each ranked in the fourth quartile of its Expense Group and Expense Universe and the Fund’s net total expense ratio ranked in the fourth quartile of its Expense
Universe, the Fund’s net total expense ratio ranked in the third quartile of its Expense Group. Further, the Fund’s actual management fee and net total expense ratio were above the Expense Group median.
For the Winslow Large-Cap Growth ESG Fund, although the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the fourth quartile of its Expense Group, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile of its Expense Universe. Further, the Fund’s actual management fee rate and net total expense ratio were above (approximately 6 basis points) the Expense Group median.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also considered that the Adviser, affiliated sub-advisers and/or their affiliate(s) provide investment management services to other types of clients which may include: separately managed accounts, retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board reviewed the equal weighted average fee or other fee data for the other types of clients managed in a similar manner to certain of the
Nuveen funds and TC funds. The Board considered the Adviser’s rationale for the differences in the management fee rates of the funds compared to the management fee rates charged to these other types of clients. In this regard, the Board considered that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the funds compared to that provided to other clients as well as differences in investment policies; regulatory, disclosure and governance requirements; servicing relationships with vendors; the manner of managing such assets; product structure; investor profiles; and account sizes all may contribute to variations in relative fee rates. Further, differences in the client base, governing bodies, distribution, jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. In addition, differences in the level of advisory services required for passively managed funds, including the Index ETFs, also contribute to differences in the management fee levels of such funds compared to actively managed funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board considered the wide range of services in addition to investment management that the Adviser had provided to the funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. The Board further considered that a sub-adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-
advisory mandates. The Board concluded that the varying levels of fees were reasonable given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.
3. Profitability of Fund Advisers
In their review, the Board Members considered various profitability data relating to the Fund Advisers’ services to the Nuveen funds.

With respect to the Nuveen funds, the Board Members reviewed the estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds overall as well as profitability data of certain other asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”)
for services to the Nuveen funds on a pre-tax and after-tax basis for the 2023 and 2022 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds
(excluding distribution) for the 2023 and 2022 calendar years. The Board Members also considered the rationale for the change in Nuveen’s profitability from 2022 to 2023. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) NFAL derived from its ETF product line for the 2023 and 2022 calendar years.
In developing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no single universally recognized expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the refinements Nuveen had made to the methodology that had occurred over the years from 2010 through 2021 to provide Nuveen’s profitability analysis, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the Nuveen funds (excluding distribution) for the calendar years from 2017 through 2023. The Board of the Nuveen funds had also appointed two Board Members to serve as the Board’s liaisons to meet with representatives of NFAL and review the development of the profitability data and to report to the full Board.
In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of
Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board considered that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by
Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2014 to 2023. In their review of the comparative data, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from the profitability data, the Board considered that NFAL and TAL are affiliates of Teachers Insurance and Annuity Association of America (“TIAA”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA, and TAL is an indirect wholly owned subsidiary of TIAA. Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2023 and 2022 calendar years to consider the financial strength of TIAA. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the reinvestments the Adviser, its parent and/or other affiliates made into their business through, among other things, the investment of seed capital in certain funds, initiatives in international expansion, investments in infrastructure and continued investments in enhancements to technological capabilities.
The Board Members considered the profitability of each Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, with respect to NAM and Winslow, the Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31,
2023 and December 31, 2022. The Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) grouped by similar types of funds (such as municipal, taxable fixed income, equity, real assets and index/asset allocation) for NAM for the calendar years ending December 31, 2023 and December 31, 2022. With respect to TAL, the Board Members reviewed, among other things, the revenues, expenses and net operating income for its advisory services to the Nuveen ETFs and Nuveen closed-end funds it sub-advises for the 2023 and 2022 calendar years.
In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits NFAL or the Sub-Advisers received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that each Fund Adviser’s level of profitability from its relationship with each Nuveen fund was not unreasonable over various time frames in light of the nature, extent and quality of services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the funds in the fund complex, whether these economies of scale have been appropriately shared with such funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are various methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the applicable funds for the fees paid. In this regard, the Board considered that, with respect to the Nuveen funds generally, although the management fee of NFAL typically was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, the Nuveen
ETFs do not have breakpoint schedules. The Board considered that the Nuveen ETFs pay a unified fee and as a result, any reduction in fixed costs associated with the management of these funds would benefit the Adviser. However, the Board Members considered that the unified fee schedule

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
provides shareholders with a level of certainty of the expenses of the Nuveen ETFs. The Board Members considered that the unified fees generally provide inherent economies of scale because the Nuveen ETF would maintain a relatively fixed fee over the annual contract period even if the particular fund’s assets declined and/or operating costs rose. The Board Members further considered that the Nuveen ETFs do not participate in the complex-level fee program.
The Board Members also considered the continued reinvestment in Nuveen/TIAA’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments were not specific to individual funds but rather incurred across a variety of products and services pursuant to which the family of funds as a whole may benefit. The Board further considered that the Adviser and its affiliates have provided certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies.
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds in the fund complex. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. The funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-advisers to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.
Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. In addition, the Board Members considered that the Adviser and Sub-Advisers may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of their clients, although the Board Members also considered reimbursements of such costs by the Adviser and/or applicable Sub-Adviser.
The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the applicable
Fund(s) were reasonable in light of the services provided.
F. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each applicable Fund and that the Advisory Agreements be renewed for an additional one-year period.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
NSA-NSESG-0424P 3614374-INV-B-06/25
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/exchange-traded-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a)(4) Change in registrant’s independent public accountant. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 ofChapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwisesubject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specificallyincorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nushares ETF Trust

By	(Signature and Title)	/s/ Briton Ryan
Briton Ryan Chief Administrative Officer

Date: July 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Briton Ryan
Briton Ryan Chief Administrative Officer (principal executive officer)

Date: July 2, 2024

By	(Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: July 2, 2024